UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-22175

ALPS ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
 (Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Assistant Secretary
ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – May 31, 2017

Item 1. Report to Stockholders.

Performance Overview
Alerian MLP ETF	1
Alerian Energy Infrastructure ETF	4
Disclosure of Fund Expenses	7
Financial Statements
Alerian MLP ETF
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Alerian Energy Infrastructure ETF
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	29

alpsfunds.com

Alerian MLP ETF

Performance Overview	May 31, 2017 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Underlying Index” or “AMZI”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2016 to May 31, 2017, the Fund delivered a total return of 0.75% (0.83% NAV). This compares to the Fund’s Underlying Index, which fell -1.64% on a price return but returned 1.67% on a total return basis. The difference in the performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C corporation structure.

Top performers in the AMZI during the period include Antero Midstream Partners (AM) and ONEOK Partners (OKS), each generating at least 17% in price return. Laggards during the period include Enbridge Energy Partners (EEP) and NGL Energy Partners (NGL) each falling over 26%.

Rice Midstream Partners (RMP) was added to the index and Energy Transfer Partners (ETP) was removed due to its merger with Sunoco Logistics Partners (SXL) during the period. After the merger close, Sunoco Logistics changed its name and ticker to Energy Transfer Partners and ETP.

During the first calendar quarter of 2017, 15 of the 26 constituents in the AMZI increased their distribution, 9 constituents maintained their distribution, and 2 names decreased their distribution.

Energy MLPs rallied from December through January, largely as a function of the new administration and its pro-energy stance. Expedited approvals for the Dakota Access Pipeline and Keystone XL projects resulted in energy infrastructure MLPs rallying further. However, as oil prices began to decline from mid-$50/barrel to sub-$50/barrel in March, energy MLP equity performance became sluggish, mirroring the broader selloff in the energy sector. During April and May, oil prices recovered, only to fall again below the $50/barrel mark; this pricing volatility has continued to impact the performance of energy MLPs.

After a year-long hiatus, energy MLPs began announcing new infrastructure projects in areas of high production growth, namely the Permian and  the SCOOP/STACK. In the Permian, oil production increased over 70% even during the commodity downturn. During the first quarter, MLPs proposed several newbuild and expansion crude oil takeaway projects, both to the Gulf Coast and to Cushing, Oklahoma. While the Permian is traditionally known as an oil play, oftentimes natural gas comes with the territory. Natural gas output has increased over one billion cubic feet per day since May 2016. During the period, MLPs also proposed a handful of natural gas takeaway solutions, some to the Gulf Coast and others further south to Mexico. Rig counts in Oklahoma have more than doubled in the past year. As a result, MLPs have begun announcing several large capacity natural gas takeaway projects from the SCOOP and STACK natural gas plays in Oklahoma. Such project announcements prove to be positives signs for the space. Execution will be the key.

The direction and magnitude of change in short-term commodity prices still remains unknown. In the meantime, energy infrastructure MLPs can only focus on what is within their control—that is, improving balance sheets, project execution, and focusing on growth opportunities. Over the long-term, we believe that fundamentals for energy infrastructure MLPs to support the growing supply of domestic energy resources remains intact.
1 | May 31, 2017

Alerian MLP ETF

Performance Overview	May 31, 2017 (Unaudited)

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Alerian MLP ETF – NAV	0.83%	5.27%	-6.08%	1.67%	3.58%
Alerian MLP ETF – Market Price*	0.75%	5.53%	-6.04%	1.68%	3.59%
Alerian MLP Infrastructure Index	1.67%	7.37%	-7.96%	3.53%	6.42%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	15.42%	15.48%

Total Expense Ratio (per the current prospectus) 1.42%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund’s after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.
2 | May 31, 2017

Alerian MLP ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Enterprise Products Partners LP	10.31%
Magellan Midstream Partners LP	10.23%
Energy Transfer Partners LP	9.82%
Plains All American Pipeline LP	7.90%
Williams Partners LP	7.13%
Buckeye Partners LP	6.44%
MPLX LP	6.40%
ONEOK Partners LP	5.60%
Western Gas Partners LP	3.58%
EQT Midstream Partners LP	3.11%
Total% of Top 10 Holdings	70.52%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3  |  May 31, 2017

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2017 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.

The Underlying Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing  of  energy  commodities  (also  known  as  “midstream  energy businesses”).  Currently,  each  constituent  is  assigned  to  one  of  four categories: (i) U.S. Energy Infrastructure Master Limited Partnerships (“MLPs”) (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies. Each category is assigned an index weight of 25%.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2016 to May 31, 2017, the Fund delivered a total return of 0.96% (1.13% NAV). This compares to the Fund’s Underlying Index, which fell -0.81% on a price return and but returned 1.62% on a total return basis.

During the period, Antero Midstream Partners (AM) was added during a quarterly rebalancing. In addition, Spectra Energy (SE) was removed during a special rebalancing due to its merger with Enbridge Energy (ENB).

In December and January, energy infrastructure companies rallied, largely as a function of the new administration and its pro-energy stance. Expedited approvals for the Dakota  Access Pipeline and Keystone XL projects resulted in energy infrastructure companies rallying further. However, as oil  prices  began  to decline from mid-$50/barrel to sub-$50/barrel in March, energy infrastructure equity performance became sluggish, mirroring the broader selloff in the energy sector. During April and May, oil prices recovered, only to fall again below the $50/barrel mark; this pricing volatility has continued to impact the performance of energy infrastructure companies.

Volatility equals uncertainty, and uncertainty is the enemy of premium valuations. If oil averages $50 but swings wildly, investors are likely to remain skittish. On the other hand, stability at $50 or higher will likely push equity prices higher. Investors appear to remain focused on the significant amount of crude sitting in storage tanks, the large inventory of drilled uncompleted wells, uncertainty around global demand, and continued innovation by US shale producers in the Permian and SCOOP/STACK and, consequently, lower breakeven prices. While we do not believe oil will retest the lows of 2016, the combination of reserves, demand concerns, and efficiency is likely to put a ceiling on any meaningful near-term improvement in prices.

Despite the volatility in commodity prices, total North American production has continued to increase,  largely as a function of productivity gains. Energy infrastructure companies are expected to continue building and operating the necessary infrastructure to connect the wellhead to the end user. We believe that technological advances in upstream are likely to continue, thereby lowering breakeven costs for producers and indirectly providing volume and cash flow support for fee-based midstream assets.
4  |  May 31, 2017

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2017 (Unaudited)

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	1.13%	15.15%	-4.15%	0.25%
Alerian Energy Infrastructure ETF - Market Price*	0.96%	15.20%	-4.16%	0.26%
Alerian Energy Infrastructure Index	1.62%	16.20%	-3.37%	1.08%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	11.60%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Energy Infrastructure Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.
5  |  May 31, 2017

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Dominion Resources, Inc.	5.52%
The Williams Cos., Inc.	5.36%
TransCanada Corp.	5.35%
Pembina Pipeline Corp.	5.24%
CenterPoint Energy, Inc.	5.15%
Enterprise Products Partners LP	5.08%
Magellan Midstream Partners LP	4.97%
ONEOK, Inc.	4.88%
Enbridge, Inc.	4.84%
Energy Transfer Equity LP	4.80%
Total% of Top 10 Holdings	51.19%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
6  |  May 31, 2017

Alerian Exchange Traded Funds

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you deter-mine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Alerian MLP ETF
Actual	$1,000.00	$1,008.30	0.85%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Alerian Energy Infrastructure ETF
Actual	$1,000.00	$1,011.30	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7  |  May 31, 2017

Alerian MLP ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships (100.71%)
Gathering & Processing (30.27%)
Antero Midstream Partners LP	5,711,120	$197,833,197
DCP Midstream LP	6,747,571	227,932,948
EnLink Midstream Partners LP	11,844,479	201,000,809
MPLX LP(a)	20,064,909	663,145,243
ONEOK Partners LP(a)	11,860,720	580,107,815
Rice Midstream Partners LP(a)	5,449,081	133,556,975
Western Gas Partners LP	6,660,918	371,212,960
Williams Partners LP	18,874,914	739,330,381
Total Gathering & Processing		3,114,120,328

Pipeline Transportation | Natural Gas (29.59%)
Boardwalk Pipeline Partners LP	9,282,234	167,729,968
Energy Transfer Partners LP	46,801,716	1,018,405,340
Enterprise Products Partners LP	39,844,490	1,068,230,777
EQT Midstream Partners LP(a)	4,371,511	322,442,651
Spectra Energy Partners LP	5,832,226	251,602,230
TC PipeLines LP(a)	3,825,251	215,246,874
Total Pipeline Transportation | Natural Gas		3,043,657,840

Pipeline Transportation | Petroleum (40.85%)
Buckeye Partners LP(a)	10,437,429	667,995,456
Enbridge Energy Partners LP(a)	16,078,681	266,262,957
Genesis Energy LP(a)	7,668,436	239,178,519
Magellan Midstream Partners LP(a)	14,612,383	1,060,712,882
NGL Energy Partners LP(a)	8,183,748	111,298,973
NuStar Energy LP(a)	4,856,897	221,377,365
Phillips 66 Partners LP	3,200,723	158,499,803
Plains All American Pipeline LP	30,934,200	819,137,616
Shell Midstream Partners LP	6,581,883	196,337,570
Tallgrass Energy Partners LP	3,425,744	169,916,903
Tesoro Logistics LP(a)	5,500,984	291,442,132
Total Pipeline Transportation | Petroleum		4,202,160,176

Total Master Limited Partnerships
(Cost $9,440,869,619)		10,359,938,344

	7 Day Yield	Shares	Value
Short Term Investments (0.05%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	5,584,346	5,584,346

Total Short Term Investments
(Cost $5,584,346)			5,584,346

Total Investments (100.76%)
(Cost $9,446,453,965)			$10,365,522,690

Liabilities in Excess of Other Assets (-0.76%)			(78,146,354)

Net Assets (100.00%)			$10,287,376,336

(a)	Affiliated Company. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.
8 | May 31, 2017

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$5,592,754,848
Investments in affiliates, at value	4,772,767,842
Receivable for investments sold	66,692,689
Receivable for fund shares sold	7,214,158
Interest receivable	12,672
Income tax receivable	9,482
Franchise tax receivable	108,666
Total Assets	10,439,560,357

LIABILITIES:
Payable for investments purchased	7,170,042
Payable for shares redeemed	66,885,334
Deferred tax liability	70,534,508
Payable to adviser	7,594,137
Total Liabilities	152,184,021
NET ASSETS	$10,287,376,336

NET ASSETS CONSIST OF:
Paid-in capital	$10,500,604,626
Accumulated net investment loss, net of deferred income taxes	(231,913,012)
Accumulated net realized loss on investments, net of deferred income taxes	(593,623,273)
Net unrealized appreciation on investments, net of deferred income taxes	612,307,995
NET ASSETS	$10,287,376,336

INVESTMENTS, AT COST	$5,213,429,380
INVESTMENTS IN AFFILIATES, AT COST	4,233,024,585

PRICING OF SHARES
Net Assets	$10,287,376,336
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	857,812,100
Net Asset Value, offering and redemption price per share	$11.99

See Notes to Financial Statements.
9 | May 31, 2017

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$359,863,637
Less return of capital distributions	(359,863,637)
Total Investment Income	–

EXPENSES:
Investment adviser fee	43,874,611
Total Expenses	43,874,611
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(43,874,611)
Deferred income tax benefit	19,956,323
NET INVESTMENT LOSS	(23,918,288)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(5,284,248)
Net realized gain on affiliated investments, before income taxes	35,813,387
Deferred income tax expense	(3,217,344)
Net realized gain	27,311,795
Net change in unrealized appreciation on investments, before income taxes	82,450,671
Deferred income tax expense	(42,282,808)
Net change in unrealized appreciation	40,167,863
NET REALIZED AND UNREALIZED GAIN	67,479,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,561,370

See Notes to Financial Statements.
10 | May 31, 2017

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income/(loss)	$(23,918,288)	$28,382,549
Net realized gain/(loss)	27,311,795	(458,105,486)
Net change in unrealized appreciation	40,167,863	1,264,630,644
Net increase in net assets resulting from operations	43,561,370	834,907,707

DISTRIBUTIONS TO SHAREHOLDERS:
From tax return of capital	(366,606,324)	(689,407,280)
Total distributions	(366,606,324)	(689,407,280)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,547,727,242	3,159,977,900
Cost of shares redeemed	(315,325,140)	(1,131,213,513)
Net increase from share transactions	1,232,402,102	2,028,764,387

Net increase in net assets	909,357,148	2,174,264,814

NET ASSETS:
Beginning of period	9,378,019,188	7,203,754,374
End of period *	$10,287,376,336	$9,378,019,188
*Including accumulated net investment loss, net of deferred income taxes of:	$(231,913,012)	$(207,994,724)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	761,612,100	588,062,100
Shares sold	121,450,000	271,600,000
Shares redeemed	(25,250,000)	(98,050,000)
Shares outstanding, end of year	857,812,100	761,612,100

See Notes to Financial Statements.
11 | May 31, 2017

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$12.31		$12.25	$18.10	$17.69	$16.32	$15.97

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.03)		0.04	(0.13)	(0.16)	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.15		1.04	(4.53)	1.70	2.53	1.44
Total from investment operations	0.12		1.08	(4.66)	1.54	2.44	1.35

DISTRIBUTIONS:
From net realized gains	–		–	–	(0.73)	–	(0.00	)(a)(b)
From tax return of capital	(0.44)		(1.02)	(1.19)	(0.40)	(1.07)	(1.00)
Total distributions	(0.44)		(1.02)	(1.19)	(1.13)	(1.07)	(1.00)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.32)		0.06	(5.85)	0.41	1.37	0.35
NET ASSET VALUE, END OF PERIOD	$11.99		$12.31	$12.25	$18.10	$17.69	$16.32
TOTAL RETURN(c)	0.83%		9.76%	(26.84)%	8.82%	15.16%	8.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,287,376		$9,378,019	$7,203,754	$9,349,001	$7,384,685	$4,466,815

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(e)	1.34	%(d)	1.42%	(11.40)%	5.43%	8.56%	4.85%
Expenses (including current and deferred tax expenses/benefits)(f)	0.46	%(d)	(0.36)%	1.57%	0.55%	0.55%	0.54%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85	)%(d)	(0.85)%	(0.85)%	(0.85)%	(0.85)%	(0.85)%
Net investment income/(loss)(including deferred tax expenses/benefits)(f)	(0.46	)%(d)	0.36%	(1.57)%	(0.55)%	(0.55)%	(0.54)%
PORTFOLIO TURNOVER RATE(g)	7%		31%	21%	29%	12%	12%

(a)	Based on average shares outstanding during the period.
(b)	Less than ($0.005) per share.
(c)
Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(f)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).
(g)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
12 | May 31, 2017

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (26.18%)
Energy (26.18%)
AltaGas, Ltd.	25,280	$563,483
Enbridge, Inc.	40,384	1,554,553
Gibson Energy, Inc.	21,744	288,450
Inter Pipeline, Ltd.	56,399	1,116,832
Keyera Corp.	28,298	842,121
Pembina Pipeline Corp.	52,645	1,682,411
TransCanada Corp.	37,014	1,718,287
Veresen, Inc.	48,348	657,119
Total Energy		8,423,256

Total Canadian Energy Infrastructure Companies
(Cost $9,286,678)		8,423,256

U.S. Energy Infrastructure Companies (25.30%)
Energy (9.17%)
Kinder Morgan, Inc.	80,066	1,502,038
SemGroup Corp., Class A	8,830	273,730
Targa Resources Corp.	25,549	1,173,466
Total Energy		2,949,234

Industrials (2.53%)
Macquarie Infrastructure Corp.	10,450	814,055

Utilities (13.60%)
CenterPoint Energy, Inc.	57,791	1,653,401
Dominion Energy, Inc.	21,973	1,774,759
OGE Energy Corp.	26,637	949,076
Total Utilities		4,377,236

Total U.S. Energy Infrastructure Companies
(Cost $8,783,914)		8,140,525

U.S. Energy Infrastructure MLPs (24.60%)
Energy (24.60%)
Antero Midstream Partners LP	8,023	277,917
Buckeye Partners LP	14,661	938,304
Cheniere Energy Partners LP	4,726	151,941
Energy Transfer Equity LP	90,553	1,543,023
Enterprise Products Partners LP	60,864	1,631,764
EQT GP Holdings LP	2,755	72,043
Magellan Midstream Partners LP	22,011	1,597,779
MPLX LP	28,187	931,580
NuStar GP Holdings LLC	3,558	92,330
Phillips 66 Partners LP	4,496	222,642
Shell Midstream Partners LP	9,245	275,778
Western Gas Equity Partners LP	4,182	181,457
Total Energy		7,916,558

Total U.S. Energy Infrastructure MLPs
(Cost $9,011,024)		7,916,558

See Notes to Financial Statements.
13 | May 31, 2017

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
U.S. General Partners (23.72%)
Energy (23.72%)
Archrock, Inc.	62,125	$652,312
EnLink Midstream LLC	56,144	957,255
ONEOK, Inc.	31,563	1,568,050
Plains GP Holdings LP, Class A	51,902	1,384,226
Tallgrass Energy GP LP	52,306	1,347,926
The Williams Cos., Inc.	60,198	1,721,663
Total Energy		7,631,432

Total U.S. General Partners
(Cost $9,138,753)		7,631,432

	7 Day Yield	Shares	Value
Short Term Investments (0.05%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	17,002	17,002

Total Short Term Investments
(Cost $17,002)			17,002

Total Investments (99.85%)
(Cost $36,237,371)			$32,128,773

Net Other Assets and Liabilities (0.15%)			47,632

Net Assets (100.00%)			$32,176,405

See Notes to Financial Statements.
14 | May 31, 2017

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$32,128,773
Dividends receivable	65,623
Total Assets	32,194,396

LIABILITIES:
Payable to adviser	17,991
Total Liabilities	17,991
NET ASSETS	$32,176,405

NET ASSETS CONSIST OF:
Paid-in capital	$35,961,704
Accumulated net investment loss	(62,787)
Accumulated net realized gain	385,832
Net unrealized depreciation	(4,108,344)
NET ASSETS	$32,176,405

INVESTMENTS, AT COST	$36,237,371

PRICING OF SHARES
Net Assets	$32,176,405
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,400,000
Net Asset Value, offering and redemption price per share	$22.98

See Notes to Financial Statements.
15 | May 31, 2017

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$716,183
Foreign taxes withheld	(26,932)
Total Investment Income	689,251

EXPENSES:
Investment adviser fees	92,689
Total Expenses	92,689
NET INVESTMENT INCOME	596,562

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	190,158
Net realized loss on foreign currency transactions	(754)
Net realized gain	189,404
Net change in unrealized depreciation on investments	(1,094,355)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	266
Net change in unrealized depreciation	(1,094,089)
NET UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(904,685)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(308,123)

See Notes to Financial Statements.
16 | May 31, 2017

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$596,562	$536,608
Net realized gain/(loss)	189,404	(813,397)
Net change in unrealized appreciation/(depreciation)	(1,094,089)	2,855,014
Net increase/(decrease) in net assets resulting from operations	(308,123)	2,578,225

DISTRIBUTIONS:
From net investment income	(298,610)	(405,322)
Dividends to shareholders from tax return of capital	–	(88,512)
Total distributions	(298,610)	(493,834)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,814,979	9,559,448
Cost of shares redeemed	(2,388,525)	(5,618,048)
Net increase from share transactions	14,426,454	3,941,400
Net increase in net assets	13,819,721	6,025,791

NET ASSETS:
Beginning of period	18,356,684	12,330,893
End of period *	$32,176,405	$18,356,684

*Including accumulated net investment loss of:	$(62,787)	$(360,739)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	800,000	650,000
Shares sold	700,000	500,000
Shares redeemed	(100,000)	(350,000)
Shares outstanding, end of period	1,400,000	800,000

See Notes to Financial Statements.
17 | May 31, 2017

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period November 1, 2013 (Commencement of Operations) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$22.95		$18.97	$28.55	$24.86	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.50		0.80	0.83	0.85	0.06
Net realized and unrealized gain/(loss) on investments	(0.23)		3.95	(9.78)	3.40	(0.20)
Total from investment operations	0.27		4.75	(8.95)	4.25	(0.14)

DISTRIBUTIONS:
From net investment income	(0.24)		(0.63)	(0.48)	(0.56)	–
Tax return of capital	–		(0.14)	(0.15)	–	–
Total distributions	(0.24)		(0.77)	(0.63)	(0.56)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.03		3.98	(9.58)	3.69	(0.14)
NET ASSET VALUE, END OF PERIOD	$22.98		$22.95	$18.97	$28.55	$24.86
TOTAL RETURN(b)	1.13%		25.63%	(31.83)%	17.12%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$32,176		$18,357	$12,331	$17,131	$3,729

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	4.18	%(c)	4.04%	3.31%	2.98%	3.21	%(c)
PORTFOLIO TURNOVER RATE(d)	17%		38%	47%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
18 | May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (“the NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

19  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2017:

Alerian MLP ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$10,359,938,344	$–	$–	$10,359,938,344
Short Term Investments	5,584,346	–	–	5,584,346
TOTAL	$10,365,522,690	$–	$–	$10,365,522,690

20  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

Alerian Energy Infrastructure ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$8,423,256	$–	$–	$8,423,256
U.S. Energy Infrastructure Companies	8,140,525	–	–	8,140,525
U.S. Energy Infrastructure MLPs	7,916,558	–	–	7,916,558
U.S. General Partners	7,631,432	–	–	7,631,432
Short Term Investments	17,002	–	–	17,002
TOTAL	$32,128,773	$–	$–	$32,128,773

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the last in, first out (“LIFO”) cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders
Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2017, the Alerian MLP ETF distributed $366,606,324 of which 100% is anticipated to be characterized as return of capital from MLP distributions received.

The Alerian MLP ETF also expects a portion of the distributions it receives from MLPs to be treated as a tax deferred return of capital, thus reducing the Alerian MLP ETF’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF
The Alerian MLP ETF is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce an investor’s return from an investment in the Fund.

21  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred liability will increase NAV, but only to the extent of previously accrued deferred tax liability, i.e., no deferred tax asset will be accrued. The Fund will rely to a large extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith, however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations, currently 35%, and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of the Underlying Index are closely correlated.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2017
	Current	Deferred	Total
Federal	$–	$24,094,568	$24,094,568
State	–	1,449,261	1,449,261
Valuation Allowance	–	–	–
Total tax expense/(benefit)	$–	$25,543,829	$25,543,829

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

22  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2017
Deferred tax assets:
Charitable contribution carryforward	640,334
Income recognized from MLP investments	312,340,677
Credit for prior year minimum tax	331,761
Federal net operating loss carryforward	567,221,410
Federal capital loss carryforward	530,471,375
Less Deferred tax liabilities:
Accrued franchise taxes	(30,451)
Net unrealized gain on investment securities	(1,480,449,978)
Other	(1,059,636)
Net Deferred tax liability	$(70,534,508)

Due to the activities of the MLPs that the fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund’s estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

The net operating loss carryforward is available to offset future taxable income. The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2032. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2012	$92,112,756	11/30/2032
Federal	11/30/2013	349,770,934	11/30/2033
Federal	11/30/2014	64,228,395	11/30/2034
Federal	11/30/2015	270,791,678	11/30/2035
Federal	11/30/2016	488,070,919	11/30/2036
Federal	11/30/2017	257,474,127	11/30/2037
Total		$1,522,448,808

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$2,950,477	Varies by State (5-20 years)
State	11/30/2013	10,853,441	Varies by State (5-20 years)
State	11/30/2014	1,931,661	Varies by State (5-20 years)
State	11/30/2015	9,260,851	Varies by State (5-20 years)
State	11/30/2016	4,321,405	Varies by State (5-20 years)
State	11/30/2017	5,046,492	Varies by State (5-20 years)
Total		$34,364,327

23  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2020. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Year-Ended	Amount	Expiration
Federal	11/30/2015	$504,879,549	11/30/2020
Federal	11/30/2016	585,454,823	11/30/2021
Federal	11/30/2017	357,777,621	11/30/2022
Total		$1,448,111,993

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2017
Income tax expense at statutory rate	$24,186,820
State income tax benefit (net of federal benefit)	1,354,462
Permanent differences, net	(771,350)
Other	773,897
Net income tax expense	$25,543,829

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Alerian MLP ETF	Inception to May 31, 2017
Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Unrecognized tax benefit - Ending	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to May 31, 2017, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. Tax periods ended November 30, 2013 through November 30, 2016 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund's investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

24  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

Alerian Energy Infrastructure ETF
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2017.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

At November 30, 2016, the Fund had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$527,381	$131,927

Capital loss carryovers used during the year ended November 30, 2016 were $123,732.

The tax character of the distributions paid during the fiscal year ended November 30, 2016 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2016
Alerian Energy Infrastructure ETF	$405,322	$–	$88,512

As of May 31, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$7,101,695,248	$34,869,092
Gross appreciation (excess of value over tax cost)	$3,752,784,735	$2,611,871
Gross depreciation (excess of tax cost over value)	(488,957,293)	(5,352,190)
Net unrealized appreciation/(depreciation)	$3,263,827,442	$(2,740,319)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales.

25  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

G. Lending of Portfolio Securities
The Alerian Energy Infrastructure ETF (the “Fund”) has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions. As of May 31, 2017, the Fund had no securities on loan.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund's investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreements”). Pursuant to the Advisory Agreements, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund's average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	up to and including $10 billion
	0.80%	greater than $10 billion up to and including $15 billion
	0.755%	greater than $15 billion up to and including $20 billion
	0.715%	greater than $20 billion
Alerian Energy Infrastructure ETF	0.65%

Out of the unitary management fees, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

26  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$773,390,567	$1,131,732,361
Alerian Energy Infrastructure ETF	4,789,069	4,813,804

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,547,458,748	$–
Alerian Energy Infrastructure ETF	16,813,446	2,097,260

For the six months ended May 31, 2017, the Alerian Energy Infrastructure ETF had in-kind net realized gain of $97,772.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

27  |  May 31, 2017

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2017 (Unaudited)

7. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between each other during the six months ended May 31, 2017 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2017, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/ (loss) on sales
Alerian MLP ETF	$500,144	$470,419	$(6,035)
Alerian Energy Infrastructure ETF	–	155,993	5,964

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2017, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance December 1, 2016	Purchases / Transfers In	Sales / Transfers Out	Corporate Actions	Share Balance May 31, 2017	Dividend Income*	Realized Gain/ (Loss)	Market Value May 31, 2017
Master Limited Partnerships
Buckeye Partners LP	8,925,623	2,213,477	(701,671)	–	10,437,429	$–	$–	$667,995,456
Enbridge Energy Partners LP	14,705,996	3,053,331	(1,680,646)	–	16,078,681	–	–	266,262,957
Energy Transfer Partners LP(1)(2)	39,694,657	10,615,004	(12,937,418)	9,429,473	46,801,716	–	–	1,018,405,340
EQT Midstream Partners LP	4,001,906	830,458	(460,853)	–	4,371,511	–	–	322,442,651
Genesis Energy LP	7,014,426	1,456,144	(802,134)	–	7,668,436	–	–	239,178,519
Magellan Midstream Partners LP	13,629,760	2,088,154	(1,105,531)	–	14,612,383	–	–	1,060,712,882
MPLX LP	17,376,799	3,920,220	(1,232,110)	–	20,064,909	–	–	663,145,243
NGL Energy Partners LP	6,573,790	1,981,885	(371,927)	–	8,183,748	–	–	111,298,973
NuStar Energy LP	4,392,697	920,604	(456,404)	–	4,856,897	–	–	221,377,365
ONEOK Partners LP	10,785,060	2,245,055	(1,169,395)	–	11,860,720	–	–	580,107,815
Rice Midstream Partners LP	–	5,555,319	(106,238)	–	5,449,081	–	–	133,556,975
Tesoro Logistics LP	4,643,793	1,161,506	(304,315)	–	5,500,984	–	–	291,442,132
TC Pipelines LP	3,329,485	714,298	(218,532)	–	3,825,251	–	–	215,246,874
Total						$–	$–	$5,791,173,182

*	100% of the Income received was estimated as Return of Capital.

(1)	As of 05/31/2017, no longer an affiliated security
(2)
On 05/01/2017, Sunoco Logistics Partners LP (SXL) merged with Energy Transfer Partners LP (ETP). Sunoco Logistics was the surviving entity and changed its name to Energy Transfer Partners LP as part of the completion of the merger. At the effective time of the merger, each ETP common unit converted into the right to receive 1.5 SXL common units. The December 1, 2016 share balances represent the combined SXL and ETP shares held as of that date.

9. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

28  |  May 31, 2017

Alerian Exchange Traded Funds

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	100.00%	64.82%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
29  |  May 31, 2017

Alerian Exchange Traded Funds

Additional Information	May 31, 2017 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
30  |  May 31, 2017

Intentionally Left Blank

TABLE OF
CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets & Liabilities	5
Statement of Operations	6
Statements of Changes In Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14

alpsfunds.com

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”).

The Underlying Index is an index of indexes comprised in equal proportions of ten Select Sector SPDR Indexes (the “Underlying Sector Indexes”). These are the Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Materials Select Sector Index, Energy Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Health Care Select Sector Index and Real Estate Select Sector Index. In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange- traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”) that track the Underlying Sector Indexes of which the Underlying Index is comprised.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector Indexes. Accordingly, each Underlying Index is rebalanced quarterly so that each rebalance will result in each Underlying Sector Index having an Index weight of 10% and the Underlying Sector Indexes in aggregate total to 100%.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	9.07%	14.56%	8.36%	14.02%	14.86%
ALPS Equal Sector Weight ETF - Market Price*	9.02%	14.48%	8.34%	14.03%	14.88%
Bank of America Securities - Merrill Lynch Equal Sector Weight Index	8.04%	12.23%	6.25%	11.92%	12.79%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	15.42%	15.73%

Total Expense Ratio (per the current Prospectus) 0.51%. Net Expense Ratio (per the current Prospectus) 0.48%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Bank of America Securities - Merrill Lynch Equal Sector Weight Index: a U.S. equity index comprised, in equal weights, of ten sub-indices, and is a total return index.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.
1 | May 31, 2017

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2017 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2017:

Sector Weighting Comparison (as of May 31, 2017)

	EQL*	S&P 500®	+/-
Technology	10.44%	25.38%	-14.94%
Utilities	10.35%	3.26%	7.09%
Consumer Discretionary	10.27%	12.48%	-2.21%
Consumer Staples	10.15%	9.41%	0.74%
Industrials	10.13%	10.16%	-0.03%
Real Estate	10.09%	2.89%	7.20%
Materials	9.99%	2.81%	7.18%
Healthcare	9.97%	13.89%	-3.92%
Financials	9.37%	13.72%	-4.35%
Energy	9.24%	6.00%	3.24%
Total	100.00%	100.00%

Source: S&P 500®

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2017

ALPS Equal Sector Weight ETF

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other  funds.  The  example  is  based  on  an  investment  of  $1,000  invested  at  the  beginning  of  the  (six  month)  period  and  held  through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
ALPS Equal Sector Weight ETF
Actual	$1,000.00	$1,090.70	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2017 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE
EXCHANGE TRADED FUNDS (100.00%)
Consumer Discretionary (10.27%)
Consumer Discretionary Select Sector SPDR® Fund		183,813	$16,736,174

Consumer Staples (10.15%)
Consumer Staples Select Sector SPDR® Fund		292,070	16,542,845

Energy (9.24%)
Energy Select Sector SPDR® Fund(a)		230,056	15,054,865

Financials (9.37%)
Financial Select Sector SPDR® Fund		656,768	15,269,856

Healthcare (9.97%)
Health Care Select Sector SPDR® Fund		213,651	16,254,568

Industrials (10.13%)
Industrial Select Sector SPDR® Fund		244,488	16,507,830

Materials (9.99%)
Materials Select Sector SPDR® Fund(a)		306,802	16,285,050

Real Estate (10.09%)
Real Estate Select Sector SPDR® Fund		516,334	16,450,401

Technology (10.44%)
Technology Select Sector SPDR® Fund		301,050	17,018,357

Utilities (10.35%)
Utilities Select Sector SPDR® Fund		313,449	16,876,094

TOTAL EXCHANGE TRADED FUNDS (Cost $125,942,704)			162,996,040

	7 DAY YIELD	SHARES	VALUE
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	14,970	14,970

TOTAL SHORT TERM INVESTMENTS (Cost $14,970)			14,970

TOTAL INVESTMENTS (100.01%) (Cost $125,957,674)			$163,011,010

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(17,724)

NET ASSETS (100.00%)			$162,993,286

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,524,000.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements.
4 | May 31, 2017

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$163,011,010
Dividends receivable	2,887
Total Assets	163,013,897

LIABILITIES:
Payable to adviser	20,611
Total Liabilities	20,611
NET ASSETS	$162,993,286

NET ASSETS CONSIST OF:
Paid-in capital	$125,283,370
Accumulated net investment loss	(36,570)
Accumulated net realized gain	693,150
Net unrealized appreciation	37,053,336
NET ASSETS	$162,993,286

INVESTMENTS, AT COST	$125,957,674

PRICING OF SHARES
Net Assets	$162,993,286
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,550,000
Net Asset Value, offering and redemption price per share	$63.92

See Notes to Financial Statements.
5 | May 31, 2017

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,737,077
Securities lending income	3,255
Total investment income	1,740,332

EXPENSES:
Investment adviser fees	282,125
Total expenses before waiver/reimbursement	282,125
Less fees waiver/reimbursement by investment adviser	(167,750)
Net Expenses	114,375
NET INVESTMENT INCOME	1,625,957
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	1,249,149
Net change in unrealized appreciation on investments	10,089,006
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,338,155
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,964,112

 See Notes to Financial Statements.
6 | May 31, 2017

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$1,625,957	$4,001,215
Net realized gain	1,249,149	2,016,943
Net change in unrealized appreciation	10,089,006	4,873,106
Net increase in net assets resulting from operations	12,964,112	10,891,264

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,793,191)	(2,883,195)
Total distributions	(2,793,191)	(2,883,195)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,594,942	–
Cost of shares redeemed	(3,163,247)	(8,024,819)
Net increase/(decrease) from share transactions	12,431,695	(8,024,819)
Net increase/(decrease) in net assets	22,602,616	(16,750)

NET ASSETS:
Beginning of period	140,390,670	140,407,420
End of period *	$162,993,286	$140,390,670

*Including accumulated net investment income/(loss) of:	$(36,570)	$1,130,664

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,350,000	2,500,000
Shares sold	250,000	–
Shares redeemed	(50,000)	(150,000)
Shares outstanding, end of year	2,550,000	2,350,000

See Notes to Financial Statements.
7 | May 31, 2017

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$59.74		$56.16	$57.01		$50.11	$39.79	$35.48

INCOME FROM OPERATIONS:
Net investment income(a)	0.66		1.66	1.09		0.90	0.81	0.69
Net realized and unrealized gain/(loss)	4.70		3.11	(0.84)		6.90	10.35	4.35
Total from investment operations	5.36		4.77	0.25		7.80	11.16	5.04

DISTRIBUTIONS:
From net investment income	(1.18)		(1.19)	(1.10)		(0.90)	(0.84)	(0.71)
From tax return of capital	–		–	–		–	–	(0.02)
Total distributions	(1.18)		(1.19)	(1.10)		(0.90)	(0.84)	(0.73)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.18		3.58	(0.85)		6.90	10.32	4.31
NET ASSET VALUE, END OF PERIOD	$63.92		$59.74	$56.16		$57.01	$50.11	$39.79
TOTAL RETURN(b)	9.07%		8.62%	0.48%		15.71%	28.41%	14.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$162,993		$140,391	$140,407		$139,686	$110,245	$75,592
Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%		0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.15	%(c)	0.15%	0.21	%(d)	0.34%	0.34%	0.34%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.91	%(c)	2.71%	1.78%		1.67%	1.77%	1.76%
Ratio of net investment income including waiver/reimbursement to average net assets	2.13	%(c)	2.93%	1.94	%(d)	1.70%	1.80%	1.79%
Portfolio turnover rate(e)	4%		13%	6%		3%	2%	4%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices.

(c)	Annualized.
(d)	The effective expense ratio including waivers changed from 0.34% to 0.15% effective April 1, 2015 through March 31, 2016.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
8 | May 31, 2017

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consists of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities - Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2017

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2017:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$162,996,040	$–	$–	$162,996,040
Short Term Investments	14,970	–	–	14,970
TOTAL	$163,011,010	$–	$–	$163,011,010

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10 | May 31, 2017

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2017.

The tax character of the distributions paid during the fiscal year ended November 30, 2016 was as follows:

Ordinary Income
November 30, 2016
ALPS Equal Sector Weight ETF	$2,883,195

At November 30, 2016, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$70,503	$407,184

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$39,327,838
Gross depreciation (excess of tax cost over value)	(2,359,043)
Net unrealized appreciation (depreciation)	36,968,795
Cost of investments for income tax purposes	$126,042,215

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

11 | May 31, 2017

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$15,524,000	$–	$15,843,750	$15,843,750

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

ALPS Equal Sector Weight ETF		Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Exchange Traded Funds	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					$–

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has agreed to waive 0.19% of its annual unitary fee payable by the Fund on a voluntary basis.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to equal 0.03% annually.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

12 | May 31, 2017

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$6,420,221	$7,567,093

For the six months ended May 31, 2017 , the cost in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$15,595,380	$3,086,238

For the six months ended May 31, 2017, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $1,391,743.

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

13 | May 31, 2017

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1- 800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Equal Sector Weight ETF	71.63%	88.88%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENT

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch” or the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) to allow the Advisor’s use of the Underlying Index of the ALPS Equal Sector Weight ETF (the “Fund”). The following disclosure relates to the Licensor:

The Fund is not issued, sponsored, endorsed, sold or promoted by Merrill Lynch or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Bank of America Securities Merrill Lynch Equal Sector Weight Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

14 | May 31, 2017

Intentionally Left Blank

SEMI-ANNUAL REPORT

May 31, 2017

SBIO

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets & Liabilities	8
Statement of Operations	9
Statements of Changes In Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Additional Information	18

alpsfunds.com

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
ALPS  Medical  Breakthroughs  ETF  (the  “Fund”)  employs  a  “passive  management”  –  or  indexing  –  investment  approach  designed  to  seek  investment results that correspond (before fees and expenses) generally to the performance of the Poliwogg Medical Breakthroughs IndexSM  (the  “Underlying Index”).

The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration ("FDA") clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital ("cash burn rates") for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Growth Of $10,000 (as of May 31, 2017)
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
1 | May 31, 2017

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2017 (Unaudited)

Fund Performance (as of May 31, 2017)

	6 Months	1 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	1.24%	-3.59%	-0.30%
ALPS Medical Breakthroughs ETF - Market Price*	1.20%	-3.70%	-0.32%
Poliwogg Medical Breakthroughs Total Return Index	1.33%	-3.36%	0.11%
NASDAQ Biotechnology Total Return Index	4.69%	2.76%	-2.18%

Total Expense Ratio (per the current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced investment operations on December 31, 2014.
*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NASDAQ Biotechnology Total Return Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of the all NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

Poliwogg Medical Breakthroughs Total Return Index is designed to capture research and development opportunities in the pharmaceutical industry. PMBI consists of small-cap and mid-cap pharmaceutical and biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.
2 | May 31, 2017

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2017 (Unaudited)

Top Ten Holdings* (as of May 31, 2017)

Alnylam Pharmaceuticals, Inc.	5.01%
Ionis Pharmaceuticals, Inc.	4.82%
Exelixis, Inc.	4.10%
Taro Pharmaceutical Industries, Ltd.	3.89%
Akorn, Inc.	3.69%
Kite Pharma, Inc.	3.53%
Galapagos NV, Sponsored ADR	3.38%
Neurocrine Biosciences, Inc.	3.37%
ACADIA Pharmaceuticals, Inc.	2.77%
Bluebird Bio, Inc.	2.74%
Total % of Top 10 Holdings	37.30%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.
Sector Allocation* (as of May 31, 2017)

3 | May 31, 2017

ALPS Medical Breakthroughs ETF

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$1,012.40	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

4 | May 31, 2017

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Biotechnology (74.90%)
AC Immune SA(a)(b)	50,678	$451,034
ACADIA Pharmaceuticals, Inc.(b)	110,795	2,848,539
Acceleron Pharma, Inc.(b)	34,533	880,937
Achillion Pharmaceuticals, Inc.(a)(b)	125,038	556,419
Acorda Therapeutics, Inc.(b)	42,455	585,879
Adamas Pharmaceuticals, Inc.(b)	20,110	309,292
Adaptimmune Therapeutics Plc, ADR(a)(b)	64,756	341,912
Aduro Biotech, Inc.(b)	61,456	614,560
Advanced Accelerator Applications SA, ADR(a)(b)	40,228	1,519,814
Agios Pharmaceuticals, Inc.(b)	38,635	1,803,095
Aimmune Therapeutics, Inc.(b)	45,784	760,014
Akebia Therapeutics, Inc.(b)	35,060	469,804
Alder Biopharmaceuticals, Inc.(b)	46,116	710,186
Alnylam Pharmaceuticals, Inc.(b)	78,688	5,150,917
AMAG Pharmaceuticals, Inc.(b)	31,412	543,428
Aquinox Pharmaceuticals, Inc.(a)(b)	21,426	273,396
Ardelyx, Inc.(b)	43,296	203,491
Ascendis Pharma A/S, ADR(a)(b)	28,840	687,834
Atara Biotherapeutics, Inc.(b)	26,404	349,853
Axovant Sciences, Ltd.(b)	90,714	1,940,372
Bluebird Bio, Inc.(b)	37,364	2,815,377
Celldex Therapeutics, Inc.(a)(b)	111,862	316,569
ChemoCentryx, Inc.(b)	43,732	290,381
Chimerix, Inc.(b)	42,370	189,818
Concert Pharmaceuticals, Inc.(b)	20,377	255,935
DBV Technologies SA, Sponsored ADR(b)	44,103	1,464,220
Emergent BioSolutions, Inc.(b)	37,223	1,188,530
Enanta Pharmaceuticals, Inc.(b)	17,416	523,873
Epizyme, Inc.(b)	53,066	758,844
Exelixis, Inc.(b)	225,213	4,213,735
FibroGen, Inc.(b)	57,782	1,519,667
Five Prime Therapeutics, Inc.(b)	26,018	735,009
Flexion Therapeutics, Inc.(b)	28,473	486,604
Galapagos NV, Sponsored ADR(b)	42,183	3,472,926
Global Blood Therapeutics, Inc.(b)	38,802	1,047,654
Halozyme Therapeutics, Inc.(b)	118,461	1,397,840
Inotek Pharmaceuticals Corp.(a)(b)	24,638	41,885
Intercept Pharmaceuticals, Inc.(a)(b)	22,692	2,539,235
Ionis Pharmaceuticals, Inc.(b)	108,180	4,953,562
Ironwood Pharmaceuticals, Inc.(b)	119,988	2,124,988
Juno Therapeutics, Inc.(a)(b)	96,852	2,249,872
Kite Pharma, Inc.(a)(b)	50,163	3,627,788
Ligand Pharmaceuticals, Inc.(b)	19,076	2,065,549
Loxo Oncology, Inc.(b)	23,373	1,066,977
MacroGenics, Inc.(b)	31,869	565,675
Minerva Neurosciences, Inc.(b)	31,839	262,672
Myovant Sciences, Ltd.(a)(b)	55,124	781,658
Neurocrine Biosciences, Inc.(b)	79,694	3,464,298
OncoMed Pharmaceuticals, Inc.(b)	33,930	110,612
Ophthotech Corp.(b)	32,656	74,129
Otonomy, Inc.(b)	27,621	338,357
PDL BioPharma, Inc.	151,440	361,942
Portola Pharmaceuticals, Inc.(b)	51,725	1,906,066
5 | May 31, 2017

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Biotechnology (74.90%) (continued)
Progenics Pharmaceuticals, Inc.(b)	64,085	$408,221
PTC Therapeutics, Inc.(b)	31,394	393,367
Radius Health, Inc.(a)(b)	39,439	1,365,378
Sage Therapeutics, Inc.(b)	34,000	2,247,740
Seres Therapeutics, Inc.(b)	36,918	336,692
Spark Therapeutics, Inc.(b)	28,148	1,433,578
Ultragenyx Pharmaceutical, Inc.(b)	38,173	2,055,616
Versartis, Inc.(b)	31,830	488,591
Total Biotechnology		76,942,206

Pharmaceuticals (25.00%)
Aclaris Therapeutics, Inc.(b)	23,831	566,701
Aerie Pharmaceuticals, Inc.(b)	30,538	1,693,332
Akorn, Inc.(b)	113,815	3,786,625
Clearside Biomedical, Inc.(a)(b)	22,456	154,497
Depomed, Inc.(b)	56,810	595,369
Endo International Plc(b)	203,967	2,688,285
Foamix Pharmaceuticals, Ltd.(a)(b)	34,001	149,944
GW Pharmaceuticals Plc, ADR(b)	23,149	2,282,723
Horizon Pharma Plc(b)	147,521	1,475,210
Impax Laboratories, Inc.(b)	67,466	1,028,857
Lannett Co., Inc.(a)(b)	34,019	683,782
Neuroderm, Ltd.(b)	24,092	574,594
Novan, Inc.(a)(b)	14,582	72,181
Ocular Therapeutix, Inc.(a)(b)	26,307	268,331
Pacira Pharmaceuticals, Inc.(b)	34,217	1,519,235
Reata Pharmaceuticals, Inc., Class A(a)(b)	8,189	226,262
Revance Therapeutics, Inc.(b)	26,086	580,414
SciClone Pharmaceuticals, Inc.(b)	47,089	447,346
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	41,933	419,330
Supernus Pharmaceuticals, Inc.(b)	45,850	1,723,960
Taro Pharmaceutical Industries, Ltd.(a)(b)	37,535	4,001,606
TherapeuticsMD, Inc.(a)(b)	179,835	746,315
Total Pharmaceuticals		25,684,899

TOTAL COMMON STOCKS (Cost $126,140,154)		102,627,105

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR (Expiring 12/31/2019)(b)	170,016	1,700
Total Biotechnology		1,700

TOTAL RIGHTS (Cost $–)		1,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.55%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Cost $113,159)	0.680%	113,159	113,159
6 | May 31, 2017

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

	7 Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (4.44%)
State Street Navigator Securities Lending Prime Portfolio, 0.78% (Cost $4,564,730)		4,564,730	4,564,730

TOTAL SHORT TERM INVESTMENTS (Cost $4,677,889)			$4,677,889

TOTAL INVESTMENTS (104.45%) (Cost $130,818,043)			$107,306,694

NET LIABILITIES LESS OTHER ASSETS (-4.45%)			(4,575,573)

NET ASSETS (100.00%)			$102,731,121

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,177,039.
(b)	Non-income producing security.
(c)	Less than 0.005% of Net Assets.

See Notes to Financial Statements.
7 | May 31, 2017

ALPS Medical Breakthroughs ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$107,306,694
Dividends receivable	34,412
Total Assets	107,341,106

LIABILITIES:
Payable to adviser	45,255
Payable for collateral upon return of securities loaned	4,564,730
Total Liabilities	4,609,985
NET ASSETS	$102,731,121

NET ASSETS CONSIST OF:
Paid-in capital	$164,375,446
Accumulated net investment loss	(590,440)
Accumulated net realized loss	(37,542,536)
Net unrealized depreciation	(23,511,349)
NET ASSETS	$102,731,121

INVESTMENTS, AT COST	$130,818,043

PRICING OF SHARES
Net Assets	$102,731,121
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	4,200,000
Net Asset Value, offering and redemption price per share	$24.46

See Notes to Financial Statements.
8 | May 31, 2017

ALPS Medical Breakthroughs ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$173
Securities Lending Income	179,547
Total Investment Income	179,720

EXPENSES:
Investment adviser fees	259,604
Total Expenses	259,604
NET INVESTMENT LOSS	(79,884)

REALIZED AND UNREALIZED GAIN/LOSS
Net realized loss on investments	(8,731,731)
Net change in unrealized appreciation on investments	9,390,970
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	659,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$579,355

See Notes to Financial Statements.
9 | May 31, 2017

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment loss	$(79,884)	$(480,047)
Net realized loss	(8,731,731)	(30,798,551)
Net change in unrealized appreciation/(depreciation)	9,390,970	(12,050,766)
Net increase/(decrease) in net assets resulting from operations	579,355	(43,329,364)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,873,642	38,083,584
Cost of shares redeemed	(24,091,785)	(47,208,086)
Net decrease from capital share transactions	(16,218,143)	(9,124,502)
Net decrease in net assets	(15,638,788)	(52,453,866)

NET ASSETS:
Beginning of period	118,369,909	170,823,775
End of period *	$102,731,121	$118,369,909

*Including accumulated net investment loss of:	$(590,440)	$(510,556)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,900,000	5,300,000
Shares sold	300,000	1,550,000
Shares redeemed	(1,000,000)	(1,950,000)
Shares outstanding, end of period	4,200,000	4,900,000

See Notes to Financial Statements.
10 | May 31, 2017

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Period December 31, 2014 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$32.23	$24.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.02)		(0.09)	(0.13)
Net realized and unrealized gain/(loss)	0.32		(7.98)	7.72
Total from investment operations	0.30		(8.07)	7.59

Net increase/(decrease) in net asset value	0.30		(8.07)	7.59
NET ASSET VALUE, END OF PERIOD	$24.46		$24.16	$32.23
TOTAL RETURN(b)	1.24%		(25.04)%	30.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$102,731		$118,370	$170,824

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50	%(c)
Ratio of net investment loss to average net assets	(0.15	)%(c)	(0.38)%	(0.42	)%(c)
Portfolio turnover rate(d)	20%		62%	25%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
11 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Medical Breakthroughs ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
12 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best  information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$102,627,105	$–	$–	$102,627,105
Rights*	–	1,700	–	1,700
Short Term Investments
Money Market Fund	113,159	–	–	113,159
Investments Purchased with Collateral from Securities Loaned	4,564,730	–	–	4,564,730
TOTAL	$107,304,994	$1,700	$–	$107,306,694

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.
13 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

C. Other Risks
Equity Risk: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Small- and Mid- Capitalization Company Risk: Investments in securities of small and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Concentration Risk: The Fund seeks to track the Underlying Index, which itself currently is concentrated in the pharmaceuticals and biotechnology industries and may have concentration in certain other industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in the Fund.

Non-Correlation Risk: The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

D. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information (not updated)
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

There were no distributions paid for the year ended November 30, 2016.

At November 30, 2016, the Fund’s post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
ALPS Medical Breakthroughs ETF	$26,933,506	$598,618

The Fund elected to defer to the period ending November 30, 2017, late year ordinary losses in the amount of $449,363.
14 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$12,880,045
Gross depreciation (excess of tax cost over value)	(36,623,455)
Net unrealized appreciation (depreciation)	$(23,743,410)
Cost of investments for income tax purposes	$131,050,104

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

G. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

H. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Medical Breakthroughs ETF	$10,177,039	$4,564,730	$5,755,441	$10,320,171

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
15 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

ALPS Medical Breakthroughs ETF	Remaining contractual maturity of the lending agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$4,564,730	$–	$–	$–	$4,564,730
Total Borrowings					4,564,730
Gross amount of recognized liabilities for securities lending (collateral received)					$4,564,730

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost  of  transfer  agency,  custody,  fund  administration,  legal,  audit,  independent  trustees  and  other  services,  except  for  interest  expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ALPS Medical Breakthroughs ETF	$21,284,088	$21,434,798

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Medical Breakthroughs ETF	$7,873,141	$24,093,219

For the six months ended May 31, 2017, the ALPS Medical Breakthroughs ETF had in-kind net realized loss of $94,247.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.
16 | May 31, 2017

ALPS Medical Breakthroughs ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.
17 | May 31, 2017

ALPS Medical Breakthroughs ETF

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The Poliwogg Medical Breakthroughs IndexSM is a service mark of S-Network Global Indexes, Inc. and has been licensed for use by ALPS Advisors, Inc. The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. and S-Network Global Indexes, Inc. makes no representation regarding the advisability of investing in the ALPS Medical Breakthroughs ETF.

The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the ALPS Medical Breakthroughs ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS  Medical  Breakthroughs  ETF  particularly  or  the  ability  of  the  Poliwogg  Medical  Breakthroughs  IndexSM  to  track  general  stock  market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Poliwogg Medical Breakthroughs IndexSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ALPS Medical Breakthroughs ETF or the timing of the issuance or sale of the ALPS Medical Breakthroughs ETF or in the determination or calculation of the equation by which the ALPS Medical Breakthroughs ETF is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ALPS Medical Breakthroughs ETF.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE POLIWOGG MEDICAL BREAKTHROUGHS INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, LLC. The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.
18 | May 31, 2017

Intentionally Left Blank

SEMI-ANNUAL REPORT

May 31, 2017

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)
ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)
ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)
ALPS | Dorsey Wright Sector Momentum ETF (NASDAQ: SWIN)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	9
Schedules of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	22
Notes to Financial Statements	26
Additional Information	33
Board Considerations Regarding Approval of Investment Advisory Agreement	36

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	1.85%	10.07%	8.50%	15.30%
ALPS Sector Dividend Dogs ETF – Market Price*	1.80%	10.07%	8.49%	15.30%
S-Network® Sector Dividend Dogs TR Index	2.07%	10.57%	9.01%	15.86%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	14.74%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S&P 500® Index. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.
1 | May 31, 2017

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Caterpillar, Inc.	2.43%
PPL Corp.	2.35%
Philip Morris International, Inc.	2.31%
HP, Inc.	2.30%
CenturyLink, Inc.	2.30%
Entergy Corp.	2.29%
The Coca-Cola Co.	2.29%
Eaton Corp. Plc	2.28%
Duke Energy Corp.	2.26%
International Paper Co.	2.23%
Total % of Top 10 Holdings	23.04%
Sector Allocation* (as of May 31, 2017)

Utilities	11.08%
Industrials	10.87%
Consumer Staples	10.83%
Health Care	10.46%
Financials	10.36%
Consumer Discretionary	10.11%
Information Technology	10.10%
Energy	10.04%
Materials	9.81%
Telecommunication Services	6.25%
Money Market Fund	0.09%
Total	100.00%
*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	19.25%	18.35%	-1.15%	5.61%
ALPS International Sector Dividend Dogs ETF – Market Price*	19.70%	18.60%	-1.24%	5.70%
S-Network® International Sector Dividend Dogs NTR Index	19.64%	18.96%	-0.73%	6.03%
MSCI EAFE Index	17.91%	16.44%	1.53%	6.54%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

MSCI EAFE® Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.
3 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Electricite DE France SA	2.38%
Gas Natural SDG SA	2.38%
Novo Nordisk A/S, Class B	2.33%
Vodafone Group Plc	2.25%
Abertis Infraestructuras SA	2.24%
Nokia OYI	2.22%
Vivendi SA	2.18%
AstraZeneca Plc	2.17%
Atlantia SpA	2.17%
E.ON SE	2.17%
Total % of Top 10 Holdings	22.49%
Sector Allocation* (as of May 31, 2017)

Utilities	13.05%
Health Care	10.69%
Information Technology	10.20%
Industrials	10.20%
Telecommunication Services	10.03%
Consumer Discretionary	9.91%
Materials	9.77%
Consumer Staples	9.60%
Financials	8.61%
Energy	7.84%
Money Market Fund	0.10%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol EDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	14.73%	19.58%	-0.15%	2.10%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	14.33%	19.90%	-0.34%	2.14%
S-Network® Emerging Sector Dividend Dogs NTR Index	15.23%	20.53%	0.86%	3.07%
MSCI Emerging Markets Net TR Index®	17.51%	27.41%	1.62%	3.38%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the ten GICS sectors that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The MSCI Emerging Markets Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.
5 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Fibria Celulose SA, Sponsored ADR	2.61%
Powszechny Zaklad Ubezpieczen	2.52%
Turkiye Sise ve Cam Fabrikalari A.S.	2.32%
Gudang Garam Tbk Pt	2.22%
Yangzijiang Shipbuilding Holdings, Ltd.	2.20%
Huaneng Power International, Inc., Sponsored ADR	2.20%
Eregli Demir Ve Celik Fabrikal	2.18%
Richter Gedeon Nyrt	2.17%
Tofas Turk Otomobil Fabrikasi A.S.	2.13%
Malayan Banking Bhd	2.13%
Total % of Top 10 Holdings	22.68%
Sector Allocation* (as of May 31, 2017)

Financials	10.70%
Materials	10.64%
Utilities	10.33%
Industrials	10.29%
Information Technology	9.93%
Energy	9.86%
Consumer Staples	9.67%
Telecommunication Services	9.55%
Consumer Discretionary	9.42%
Health Care	9.38%
Money Market Fund	0.23%
Total	100.00%
*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
6 | May 31, 2017

ALPS | Dorsey Wright Sector Momentum ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The ALPS | Dorsey Wright Sector Momentum ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or “momentum” within the NASDAQ US Large Mid Cap Index on a sector-by-sector basis.

Performance (as of May 31, 2017)

Since Inception^
ALPS | Dorsey Wright Sector Momentum ETF - NAV	8.91%
ALPS | Dorsey Wright Sector Momentum ETF - Market Price*	8.99%
Dorsey Wright US Sector Momentum Index	8.60%
S&P 500® Total Return Index	7.16%

Total Expense Ratio (per the current prospectus) 0.40%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was January 10, 2017. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

The Dorsey Wright US Sector Momentum Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or “momentum” within the NASDAQ US Large Mid Cap Index on a sector-by-sector basis.

The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The NASDAQ US Large Mid Cap Index is designed to track the performance of securities assigned to United States and comprised of the Large Mid Cap segment.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS | Dorsey Wright Sector Momentum ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ALPS | Dorsey Wright Sector Momentum ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Nasdaq, Inc.
7 | May 31, 2017

ALPS | Dorsey Wright Sector Momentum ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

NVIDIA Corp.	2.68%
Mettler-Toledo International, Inc.	2.37%
Wyndham Worldwide Corp.	2.36%
West Pharmaceutical Services, Inc.	2.31%
IDEX Corp.	2.30%
Amazon.com, Inc.	2.29%
Domino's Pizza, Inc.	2.25%
Yum! Brands, Inc.	2.24%
American Tower Corp	2.22%
The Cooper Cos, Inc.	2.21%
Total % of Top 10 Holdings	23.23%
Sector Allocation* (as of May 31, 2017)

Industrials	20.90%
Consumer, Cyclical	20.66%
Information Technology	14.98%
Health Care	10.68%
Financials	10.20%
Energy	9.17%
Basic Materials	9.13%
Technology	4.20%
Money Market Fund	0.08%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
8 | May 31, 2017

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$1,018.50	0.40%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$1,193.50	0.50%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$1,147.30	0.60%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
ALPS/Dorsey Wright Sector Momentum ETF
Actual(c)	$1,000.00	$1,089.10	0.40%	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)
The ALPS/Dorsey Wright Sector Momentum ETF commenced operations on January 10, 2017. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (142), divided by 365.

9 | May 31, 2017

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.57%)
Consumer Discretionary (10.08%)
Ford Motor Co.	3,803,110	$42,290,583
Garmin, Ltd.	907,493	47,225,936
General Motors Co.	1,299,131	44,079,515
Mattel, Inc.	1,864,880	42,724,401
Staples, Inc.	5,490,406	49,852,886
Total Consumer Discretionary		226,173,321

Consumer Staples (10.79%)
Altria Group, Inc.	623,009	46,999,799
The Coca-Cola Co.	1,125,444	51,173,939
Kimberly-Clark Corp.	357,266	46,348,118
Philip Morris International, Inc.	431,189	51,656,442
The Procter & Gamble Co.	523,146	46,083,931
Total Consumer Staples		242,262,229

Energy (10.00%)
Chevron Corp.	430,716	44,570,492
Occidental Petroleum Corp.	763,629	45,000,657
ONEOK, Inc.	879,755	43,706,228
Valero Energy Corp.	715,317	43,970,536
The Williams Cos., Inc.	1,653,886	47,301,140
Total Energy		224,549,053

Financials (10.33%)
Arthur J Gallagher & Co.	844,259	47,894,813
Invesco, Ltd.	1,498,831	47,512,943
Navient Corp.	3,294,970	47,546,417
People's United Financial, Inc.	2,523,690	41,817,543
T. Rowe Price Group, Inc.	667,473	47,016,798
Total Financials		231,788,514

Health Care (10.43%)
AbbVie, Inc.	722,802	47,719,388
Eli Lilly & Co.	564,695	44,932,781
Johnson & Johnson	378,974	48,603,416
Merck & Co., Inc.	725,884	47,262,307
Pfizer, Inc.	1,396,096	45,582,534
Total Health Care		234,100,426

Industrials (10.83%)
Caterpillar, Inc.	516,145	54,417,167
Eaton Corp. Plc	659,000	50,993,420
Emerson Electric Co.	800,925	47,350,686
General Electric Co.	1,572,427	43,053,051
United Parcel Service Inc., Class B	446,448	47,310,095
Total Industrials		243,124,419

Information Technology (10.07%)
Cisco Systems, Inc.	1,389,982	43,826,133
HP, Inc.	2,741,486	51,430,277
International Business Machines Corp.	268,799	41,026,791
Seagate Technology Plc	1,008,768	43,952,022
Security Description	Shares	Value
Information Technology (continued)
Xerox Corp.	6,472,965	$45,763,863
Total Information Technology		225,999,086

Materials (9.78%)
CF Industries Holdings, Inc.	1,619,348	43,560,461
The Dow Chemical Co.	745,882	46,214,849
International Paper Co.	943,510	49,892,809
LyondellBasell Industries NV, Class A	530,588	42,722,946
The Mosaic Co.	1,639,562	37,103,288
Total Materials		219,494,353

Telecommunication Services (6.22%)
AT&T, Inc.	1,124,844	43,340,239
CenturyLink, Inc.	2,059,006	51,372,200
Verizon Communications, Inc.	965,569	45,034,138
Total Telecommunication Services		139,746,577

Utilities (11.04%)
Duke Energy Corp.	590,686	50,609,977
Entergy Corp.	649,300	51,333,658
FirstEnergy Corp	1,529,189	44,713,486
PPL Corp.	1,316,262	52,532,016
The Southern Co.	962,133	48,693,551
Total Utilities		247,882,688

TOTAL COMMON STOCKS (Cost $2,116,908,873)		2,235,120,666

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	2,057,624	2,057,624

TOTAL SHORT TERM INVESTMENTS (Cost $2,057,624)			2,057,624

TOTAL INVESTMENTS (99.66%) (Cost $2,118,966,497)			$2,237,178,290

NET OTHER ASSETS AND LIABILITIES (0.34%)			7,534,807

NET ASSETS (100.00%)			$2,244,713,097

See Notes to Financial Statements.

10 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.37%)
Australia (15.77%)
AMP, Ltd.	1,265,883	$4,750,104
Aurizon Holdings, Ltd.	1,210,995	4,949,066
Australia & New Zealand Banking Group, Ltd.	200,317	4,169,165
National Australia Bank, Ltd.	193,225	4,324,506
Suncorp Group, Ltd.	473,386	4,868,214
Telstra Corp., Ltd.	1,380,486	4,513,390
Wesfarmers, Ltd.	144,202	4,575,276
Westpac Banking Corp.	181,965	4,123,879
Woolworths, Ltd.	242,422	4,692,432
Total Australia		40,966,032

Belgium (2.00%)
Anheuser-Busch InBev SA	44,502	5,191,602

Denmark (2.32%)
Novo Nordisk A/S, Class B	141,774	6,025,146

Finland (6.23%)
Fortum OYJ	312,032	4,970,393
Nokia OYJ	903,358	5,728,477
Stora Enso OYJ, Class R	433,896	5,488,319
Total Finland		16,187,189

France (10.70%)
Bouygues SA	118,760	5,086,890
Electricite de France SA	571,596	6,159,050
Engie SA	358,961	5,478,003
Sanofi	54,821	5,429,791
Vivendi SA	259,906	5,636,395
Total France		27,790,129

Germany (11.73%)
BASF SE	50,520	4,758,060
Daimler AG, Registered Shares	64,019	4,646,479
E.ON SE	640,464	5,603,198
Evonik Industries AG	152,494	5,251,331
ProSiebenSat.1 Media SE	114,972	4,881,371
Telefonica Deutschland Holding AG	1,074,408	5,344,317
Total Germany		30,484,756

Hong Kong (1.97%)
Sands China, Ltd.	1,106,800	5,106,090

Italy (6.10%)
Atlantia SpA	201,498	5,609,025
Eni SpA	308,838	4,888,291
Security Description	Shares	Value
Italy(continued)
Snam SpA	1,167,908	$5,355,463
Total Italy		15,852,779

Japan (5.96%)
Canon, Inc.	159,663	5,449,446
Seiko Epson Corp.	221,100	4,637,610
Takeda Pharmaceutical Co., Ltd.	104,689	5,394,674
Total Japan		15,481,730

Netherlands (3.97%)
Royal Dutch Shell Plc, Class A	186,691	5,064,725
STMicroelectronics NV	318,541	5,249,413
Total Netherlands		10,314,138

Norway (1.80%)
Yara International ASA	126,015	4,684,567

Singapore (1.90%)
Singapore Airlines, Ltd.	681,300	4,928,857

Spain (8.47%)
Abertis Infraestructuras SA	316,411	5,788,348
Gas Natural SDG SA	244,266	6,151,967
Repsol SA	312,290	5,232,349
Telefonica SA	434,114	4,834,683
Total Spain		22,007,347

Sweden (4.13%)
Telefonaktiebolaget LM Ericsson, Class B	726,693	5,300,911
Telia Co. AB	1,185,305	5,425,067
Total Sweden		10,725,978

United Kingdom (16.32%)
AstraZeneca Plc	83,183	5,609,657
BP Plc	843,667	5,073,141
British American Tobacco Plc	77,548	5,525,401
GlaxoSmithKline Plc	235,839	5,176,376
Imperial Brands Plc	102,921	4,812,370
Pearson Plc	586,449	5,338,392
Rio Tinto, Ltd.	108,636	5,070,149
Vodafone Group Plc	1,946,783	5,806,796
Total United Kingdom		42,412,282

TOTAL COMMON STOCKS (Cost $246,450,124)		258,158,622
11 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	245,808	$245,808

TOTAL SHORT TERM INVESTMENTS (Cost $245,808)			245,808

TOTAL INVESTMENTS (99.46%) (Cost $246,695,932)			$258,404,430

NET OTHER ASSETS AND LIABILITIES (0.54%)			1,401,957

NET ASSETS (100.00%)			$259,806,387

See Notes to Financial Statements.

12 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.62%)
Brazil (8.02%)
BB Seguridade Participacoes SA	86,792	$780,497
CCR SA	139,308	713,771
Cielo SA	111,809	788,134
Fibria Celulose SA, Sponsored ADR	96,037	1,097,703
Total Brazil		3,380,105

Chile (1.96%)
Aguas Andinas SA, Class A	1,488,394	826,414

China (8.52%)
Huadian Power International Corp., Ltd., Class H	1,824,000	863,717
Huaneng Power International, Inc., Sponsored ADR	29,235	924,411
Lenovo Group, Ltd.	1,336,000	874,374
Yangzijiang Shipbuilding Holdings, Ltd.	1,010,600	927,591
Total China		3,590,093

Colombia (1.98%)
Almacenes Exito SA	155,984	834,368

Czech Republic (4.14%)
CEZ A.S.	45,859	871,922
Komercni banka A.S.	21,879	871,709
Total Czech Republic		1,743,631

Hong Kong (1.69%)
CP Pokphand Co., Ltd.	8,540,000	712,347

Hungary (2.17%)
Richter Gedeon Nyrt	35,785	914,715

India (5.72%)
Dr Reddy's Laboratories, Ltd., ADR	19,784	764,454
Infosys, Ltd., Sponsored ADR	51,679	780,353
Wipro, Ltd., ADR	80,545	868,275
Total India		2,413,082

Indonesia (8.19%)
Gudang Garam Tbk PT	168,700	936,589
Kalbe Farma Tbk PT	7,293,300	843,219
Semen Indonesia Persero Tbk PT	1,137,300	806,868
Surya Citra Media Tbk PT	3,956,400	864,349
Total Indonesia		3,451,025
Security Description	Shares	Value
Luxembourg (1.92%)
Ternium SA, Sponsored ADR	31,170	$811,043

Malaysia (9.79%)
Astro Malaysia Holdings Bhd	1,245,900	739,389
British American Tobacco Malay Bhd	74,527	776,613
Malayan Banking Bhd	407,400	898,565
Sime Darby Bhd	390,900	851,212
YTL Power International Bhd	2,415,818	863,599
Total Malaysia		4,129,378

Mexico (1.92%)
Kimberly-Clark de Mexico SAB de CV, Class A	409,600	809,710

Poland (6.71%)
Bank Pekao SA	24,056	892,388
Polskie Gornictwo Naftowe i Gazownictwo SA	513,857	877,137
Powszechny Zaklad Ubezpieczen SA	89,073	1,061,439
Total Poland		2,830,964

Russia (9.28%)
Gazprom PAO, Sponsored ADR(a)	185,107	770,693
Lukoil PJSC, Sponsored ADR	15,550	742,513
MegaFon PJSC, GDR(b)	77,706	835,339
Mobile Telesystems PJSC, Sponsored ADR	81,640	719,248
PhosAgro PJSC, GDR(b)	59,555	845,681
Total Russia		3,913,474

South Africa (8.69%)
Imperial Holdings, Ltd.	60,801	769,574
Life Healthcare Group Holdings, Ltd.	339,214	722,398
MTN Group, Ltd.	86,534	775,276
Netcare, Ltd.	342,261	703,573
Truworths International, Ltd.	121,606	694,030
Total South Africa		3,664,851

Thailand (10.16%)
Advanced Info Service Pcl	167,300	849,762
BTS Group Holdings Pcl	3,438,020	863,038
Delta Electronics Thailand Pcl	328,724	868,619
Intouch Holdings Pcl, NVDR	532,400	840,179
IRPC Pcl	5,744,400	860,142
Total Thailand		4,281,740

Turkey (8.76%)
Eregli Demir ve Celik Fabrikalari TAS	507,216	918,708
Tofas Turk Otomobil Fabrikasi A.S.	108,209	898,700
Tupras Turkiye Petrol Rafinerileri A.S.	33,368	898,541
13 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari A.S.	732,900	$978,474
Total Turkey		3,694,423

TOTAL COMMON STOCKS (Cost $39,871,084)		42,001,363

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.23%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	96,631	96,631

TOTAL SHORT TERM INVESTMENTS (Cost $96,631)			96,631

TOTAL INVESTMENTS (99.85%) (Cost $39,967,715)			$42,097,994

NET OTHER ASSETS AND LIABILITIES (0.15%)			64,731

NET ASSETS (100.00%)			$42,162,725

(a)	Non-income producing security.
(b)
These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of May 31, 2017, the aggregate market values of these securities were $1,681,020, representing 3.99% of the Fund’s net assets.

See Notes to Financial Statements.
14 | May 31, 2017

ALPS | Dorsey Wright Sector Momentum ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Basic Materials (9.12%)
Air Products & Chemicals, Inc.	952	$137,145
Ecolab, Inc.	1,064	141,342
International Paper Co.	2,595	137,223
RPM International, Inc.	2,369	128,471
United States Steel Corp.	3,575	74,539
Total Basic Materials		618,720

Consumer, Cyclical (20.64%)
Alaska Air Group, Inc.	1,429	124,395
Amazon.com, Inc.(a)	156	155,161
CBS Corp., Class B	1,992	121,731
Domino's Pizza, Inc.	721	152,650
Hasbro, Inc.	1,329	139,891
The Middleby Corp.(a)	956	122,712
The Priceline Group, Inc.(a)	75	140,782
Sirius XM Holdings, Inc.	24,877	130,604
Wyndham Worldwide Corp.	1,582	159,766
Yum! Brands, Inc.	2,088	151,672
Total Consumer, Cyclical		1,399,364

Energy (9.16%)
Cheniere Energy, Inc.(a)	2,922	142,360
Diamondback Energy, Inc.(a)	1,271	117,898
Targa Resources Corp.	2,360	108,395
Valero Energy Corp.	1,935	118,944
The Williams Cos., Inc.	4,667	133,476
Total Energy		621,073

Financials (10.20%)
American Tower Corp.	1,146	150,344
Arch Capital Group, Ltd.(a)	1,396	135,761
MarketAxess Holdings, Inc.	701	133,596
MasterCard, Inc., Class A	1,181	145,121
WR Berkley Corp.	1,834	126,528
Total Financials		691,350

Health Care (13.04%)
Becton Dickinson and Co.	726	137,381
The Cooper Cos., Inc.	683	149,406
IDEXX Laboratories, Inc.(a)	877	147,678
Mettler-Toledo International, Inc.(a)	276	160,856
TESARO, Inc.(a)	889	132,737
West Pharmaceutical Services, Inc.	1,612	156,396
Total Health Care		884,454

Industrials (18.51%)
AO Smith Corp.	2,559	140,412
Danaher Corp.	1,540	130,808
Fiserv, Inc.(a)	1,132	141,817
Huntington Ingalls Industries, Inc.	624	122,185
IDEX Corp.	1,439	156,088
Lockheed Martin Corp.	490	137,754
Security Description	Shares	Value
Industrials (continued)
Northrop Grumman Corp.	545	$141,275
Thermo Fisher Scientific, Inc.	844	145,835
Union Pacific Corp.	1,258	138,757
Total Industrials		1,254,931

Information Technology (19.17%)
Advanced Micro Devices, Inc.(a)	9,886	110,624
Amphenol Corp., Class A	1,867	139,278
Apple, Inc.	954	145,733
Aspen Technology, Inc.(a)	2,244	137,243
Cadence Design Systems, Inc.(a)	4,188	147,166
Facebook, Inc., Class A(a)	954	144,493
Jack Henry & Associates, Inc.	1,402	148,907
NVIDIA Corp.	1,256	181,304
Skyworks Solutions, Inc.	1,361	144,851
Total Information Technology		1,299,599

TOTAL COMMON STOCKS (Cost $6,406,242)		6,769,491

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.08%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	5,482	5,482

TOTAL SHORT TERM INVESTMENTS (Cost $5,482)			5,482

TOTAL INVESTMENTS (99.92%) (Cost $6,411,724)			$6,774,973

NET OTHER ASSETS AND LIABILITIES (0.08%)			5,263

NET ASSETS (100.00%)			$6,780,236

(a)	Non-income producing security.

See Notes to Financial Statements.

15 | May 31, 2017

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2017 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS/Dorsey Wright Sector Momentum ETF
ASSETS:
Investments, at value	$2,237,178,290	$258,404,430	$42,097,994	$6,774,973
Foreign currency, at value (Cost $–, $41,299, $– and $–)	–	41,465	–	–
Foreign tax reclaims	–	562,993	9,693	–
Dividends receivable	8,297,960	941,502	99,243	7,302
Receivable for investments sold	8,460,275	–	–	–
Receivable for shares sold	6,350,572	–	–	–
Total Assets	2,260,287,097	259,950,390	42,206,930	6,782,275

LIABILITIES:
Payable for investments purchased	6,347,999	–	23,945	–
Payable to adviser	764,547	144,003	20,260	2,039
Payable for shares redeemed	8,461,454	–	–	–
Total Liabilities	15,574,000	144,003	44,205	2,039
NET ASSETS	$2,244,713,097	$259,806,387	$42,162,725	$6,780,236

NET ASSETS CONSIST OF:
Paid-in capital	$2,187,321,532	$270,378,438	$42,229,909	$6,419,582
Accumulated net investment income	1,564,683	2,981,209	406,333	8,755
Accumulated net realized loss	(62,384,911)	(25,240,984)	(2,604,735)	(11,350)
Net unrealized appreciation	118,211,793	11,687,724	2,131,218	363,249
NET ASSETS	$2,244,713,097	$259,806,387	$42,162,725	$6,780,236

INVESTMENTS, AT COST	$2,118,966,497	$246,695,932	$39,967,715	$6,411,724

PRICING OF SHARES:
Net Assets	$2,244,713,097	$259,806,387	$42,162,725	$6,780,236
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	53,009,141	9,650,000	1,750,000	250,002
Net Asset Value, offering and redemption price per share	$42.35	$26.92	$24.09	$27.12

See Notes to Financial Statements.
16 | May 31, 2017

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS/Dorsey Wright Sector Momentum ETF(a)
INVESTMENT INCOME:
Dividends*	$40,175,192	$5,113,050	$556,275	$20,900
Securities Lending Income	8,699	–	–	406
Total Investment Income	40,183,891	5,113,050	556,275	21,306

EXPENSES:
Investment adviser fees	4,206,107	469,225	79,934	6,667
Total Expenses	4,206,107	469,225	79,934	6,667
NET INVESTMENT INCOME	35,977,784	4,643,825	476,341	14,639

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	50,320,360	(4,135,390)	(12,560)	(11,350)
Net realized loss on foreign currency transactions	–	(107,122)	(12,513)	–
Total net realized gain/(loss)	50,320,360	(4,242,512)	(25,073)	(11,350)
Net change in unrealized appreciation/(depreciation) on investments	(58,615,538)	33,302,018	2,980,004	363,249
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	69,113	1,531	–
Total net change in unrealized appreciation/(depreciation)	(58,615,538)	33,371,131	2,981,535	363,249
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(8,295,178)	29,128,619	2,956,462	351,899
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,682,606	$33,772,444	$3,432,803	$366,538
*Net of foreign tax withholding:	$–	$568,145	$49,892	$–

(a)	The ALPS/Dorsey Wright Sector Momentum ETF commenced operations on January 10, 2017.

See Notes to Financial Statements.

17 | May 31, 2017

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$35,977,784	$39,846,529
Net realized gain/(loss)	50,320,360	(43,300,773)
Net change in unrealized appreciation/(depreciation)	(58,615,538)	216,359,606
Net increase in net assets resulting from operations	27,682,606	212,905,362

Net Equalization Credits	2,342,187	1,934,769

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,413,101)	(41,467,278)
From tax return of capital	–	(366,916)
Total distributions	(34,413,101)	(41,834,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,088,254,792	874,355,784
Cost of shares redeemed	(539,216,298)	(357,920,532)
Net income equalization (Note 2)	(2,342,187)	(1,934,769)
Net increase from share transactions	546,696,307	514,500,483
Net increase in net assets	542,307,999	687,506,420

NET ASSETS:
Beginning of period	1,702,405,098	1,014,898,678
End of period *	$2,244,713,097	$1,702,405,098

* Including accumulated net investment income of:	$1,564,683	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	40,259,141	28,009,141
Shares sold	25,350,000	22,550,000
Shares redeemed	(12,600,000)	(10,300,000)
Shares outstanding, end of period	53,009,141	40,259,141

See Notes to Financial Statements.

18 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$4,643,825	$5,904,476
Net realized loss	(4,242,512)	(8,681,501)
Net change in unrealized appreciation/(depreciation)	33,371,131	(1,531,282)
Net increase/(decrease) in net assets resulting from operations	33,772,444	(4,308,307)

Net Equalization Credits	394,343	528,824

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,175,130)	(5,356,978)
Total distributions	(2,175,130)	(5,356,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	81,256,821	45,086,015
Cost of shares redeemed	(14,090,139)	(10,156,797)
Net income equalization (Note 2)	(394,343)	(528,824)
Net increase from share transactions	66,772,339	34,400,394
Net increase in net assets	98,763,996	25,263,933

NET ASSETS:
Beginning of period	161,042,391	135,778,458
End of period *	$259,806,387	$161,042,391

* Including accumulated net investment income of:	$2,981,209	$512,514

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	7,050,000	5,600,000
Shares sold	3,200,000	1,900,000
Shares redeemed	(600,000)	(450,000)
Shares outstanding, end of period	9,650,000	7,050,000

See Notes to Financial Statements.

19 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$476,341	$441,428
Net realized loss	(25,073)	(2,116,664)
Net change in unrealized appreciation	2,981,535	1,438,248
Net increase/(decrease) in net assets resulting from operations	3,432,803	(236,988)

Net Equalization Credits	44,220	239,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(177,263)	(434,572)
Total distributions	(177,263)	(434,572)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,010,674	15,512,093
Cost of shares redeemed	(2,160,243)	(5,133,159)
Net income equalization (Note 2)	(44,220)	(239,304)
Net increase from share transactions	19,806,211	10,139,630
Net increase in net assets	23,105,971	9,707,374

NET ASSETS:
Beginning of period	19,056,754	9,349,380
End of period *	$42,162,725	$19,056,754

* Including accumulated net investment income of:	$406,333	$107,255

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	900,000	450,000
Shares sold	950,000	700,000
Shares redeemed	(100,000)	(250,000)
Shares outstanding, end of period	1,750,000	900,000

See Notes to Financial Statements.

20 | May 31, 2017

ALPS | Dorsey Wright Sector Momentum ETF

Statement of Changes in Net Assets

For the Period January 10, 2017 (Commencement) to May 31, 2017 (Unaudited)
OPERATIONS:
Net investment income	$14,639
Net realized loss	(11,350)
Net change in unrealized appreciation	363,249
Net Increase in net assets resulting from operations	366,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,884)
Total distributions	(5,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,419,582
Net increase from share transactions	6,419,582
Net Increase in Net Assets	6,780,236

NET ASSETS:
Beginning of period	–
End of period *	$6,780,236

* Including accumulated net investment income of:	$8,755

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	250,002
Shares redeemed	–
Shares outstanding, end of period	250,002

See Notes to Financial Statements.

21 | May 31, 2017

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Period June 29, 2012 (Commencement) to November 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$42.29		$36.23	$38.80	$33.76	$26.71	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.73		1.26	1.21	1.35	1.12	0.59
Net realized and unrealized gain/(loss)	0.05		6.15	(2.47)	4.94	7.14	1.41
Total from investment operations	0.78		7.41	(1.26)	6.29	8.26	2.00

DISTRIBUTIONS:
From net investment income	(0.72)		(1.34)	(1.31)	(1.25)	(1.21)	(0.29)
Tax return of capital	–		(0.01)	–	–	–	–
Total distributions	(0.72)		(1.35)	(1.31)	(1.25)	(1.21)	(0.29)

Net increase/(decrease) in net asset value	0.06		6.06	(2.57)	5.04	7.05	1.71
NET ASSET VALUE, END OF PERIOD	$42.35		$42.29	$36.23	$38.80	$33.76	$26.71
TOTAL RETURN(b)	1.85%		20.86%	(3.21)%	18.96%	31.66%	7.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,244,713		$1,702,405	$1,014,899	$1,024,473	$464,277	$62,768

Ratio of expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	3.43	%(c)	3.23%	3.25%	3.74%	3.58%	5.31	%(c)
Portfolio turnover rate(d)	37%		49%	55%	12%	8%	0%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$0.06	$0.06	$0.09	$0.13	$0.19

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

22 | May 31, 2017

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period June 28, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$22.84		$24.25	$27.33	$29.21	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.61		1.00	1.06	1.19	0.34
Net realized and unrealized gain/(loss)	3.78		(1.47)	(3.13)	(1.83)	4.08
Total from investment operations	4.39		(0.47)	(2.07)	(0.64)	4.42

DISTRIBUTIONS:
From net investment income	(0.31)		(0.94)	(0.99)	(1.17)	(0.21)
Tax return of capital	–		–	(0.02)	(0.07)	–
Total distributions	(0.31)		(0.94)	(1.01)	(1.24)	(0.21)

Net increase/(decrease) in net asset value	4.08		(1.41)	(3.08)	(1.88)	4.21
NET ASSET VALUE, END OF PERIOD	$26.92		$22.84	$24.25	$27.33	$29.21
TOTAL RETURN(b)	19.35%		(1.95)%	(7.76)%	(2.53)%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$259,806		$161,042	$135,778	$143,461	$77,411

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	4.95	%(c)	4.28%	4.05%	4.05%	2.87	%(c)
Portfolio turnover rate(d)	35%		47%	67%	19%	2%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$0.09	$0.05	$0.09	$0.14

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

23 | May 31, 2017

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period March 28, 2014 (Commencement) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$21.17		$20.78	$26.57	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41		0.67	1.26	0.64
Net realized and unrealized gain/(loss)	2.70		0.39	(6.15)	1.59
Total from investment operations	3.11		1.06	(4.89)	2.23

DISTRIBUTIONS:
From net investment income	(0.19)		(0.67)	(0.90)	(0.54)
Tax return of capital	–		–	–	(0.12)
Total distributions	(0.19)		(0.67)	(0.90)	(0.66)

Net increase/(decrease) in net asset value	2.92		0.39	(5.79)	1.57
NET ASSET VALUE, END OF PERIOD	$24.09		$21.17	$20.78	$26.57
TOTAL RETURN(b)	14.73%		5.10%	(18.66)%	8.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$42,163		$19,057	$9,349	$10,629

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	3.58	%(c)	3.11%	5.34%	3.54	%(c)
Portfolio turnover rate(d)	38%		68%	96%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.04		$0.36	$0.03	$0.16

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.
24 | May 31, 2017

ALPS | Dorsey Wright Sector Momentum ETF

Financial Highlights	For a Share Outstanding Throughout the Period Presented

	For the Period January 10, 2017 (Commencement) to May 31, 2017 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.94

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.09
Net realized and unrealized gain	2.13
Total from investment operations	2.22

DISTRIBUTIONS:
From net investment income	(0.04)
Total distributions	(0.04)

Net increase in net asset value	2.18
NET ASSET VALUE, END OF PERIOD	$27.12
TOTAL RETURN(b)	8.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,780

Ratio of expenses to average net assets	0.40	%(c)
Ratio of net investment income to average net assets	0.88	%(c)
Portfolio turnover rate(d)	26%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
25 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS | Dorsey Wright Sector Momentum ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act, except for the ALPS | Dorsey Wright Sector Momentum ETF ALPS, which is a non-diversified  series of the Trust under the 1940 Act. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur  in a diversified fund.

The ALPS | Dorsey Wright Sector Momentum ETF commenced operations on January 10, 2017.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS | Dorsey Wright Sector Momentum ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index.

The shares of the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The shares of the ALPS | Dorsey Wright Sector Momentum ETF (“Shares”) are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires  management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued  at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities  whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
26 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers  in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2017:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,235,120,666	$–	$–	$2,235,120,666
Short Term Investments	2,057,624	–	–	2,057,624
TOTAL	$2,237,178,290	$–	$–	$2,237,178,290
27 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$258,158,622	$–	$–	$258,158,622
Short Term Investments	245,808	–	–	245,808
TOTAL	$258,404,430	$–	$–	$258,404,430

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,001,363	$–	$–	$42,001,363
Short Term Investments	96,631	–	–	96,631
TOTAL	$42,097,994	$–	$–	$42,097,994

ALPS/Dorsey Wright Sector Momentum ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,769,491	$–	$–	$6,769,491
Short Term Investments	5,482	–	–	5,482
TOTAL	$6,774,973	$–	$–	$6,774,973

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period.  For the six months or period ended May 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities
The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which  investors  may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares  of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.
28 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

E. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders
Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization
The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement  of Changes in Net Assets.

H. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

The tax character of the distributions paid during the fiscal year ended November 30, 2016 were as follows:

Fund	Ordinary Income	Return of Capital
November 30, 2016
ALPS Sector Dividend Dogs ETF	$41,467,278	$366,916
ALPS International Sector Dividend Dogs ETF	5,356,978	–
ALPS Emerging Sector Dividend Dogs ETF	434,572	–

At November 30, 2016, capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$20,518,164	$64,757,527
ALPS International Sector Dividend Dogs ETF	14,788,660	2,977,142
ALPS Emerging Sector Dividend Dogs ETF	1,210,149	1,123,022

As of May 31, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation)  on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$193,538,316	$(91,795,479)	$101,742,837	$2,135,435,453
ALPS International Sector Dividend Dogs ETF	21,403,040	(11,703,409)	9,699,631	248,704,799
ALPS Emerging Sector Dividend Dogs ETF	3,244,713	(1,300,777)	1,943,936	40,154,058
ALPS/Dorsey Wright Sector Momentum ETF	502,100	(140,102)	361,998	6,412,975

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.
29 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

I. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Being that the ALPS | Dorsey Wright Sector Momentum ETF commenced operations on January 10, 2017, no tax returns have been filed as of the date of this report.

J. Lending of Portfolio Securities
The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS/Dorsey Wright Sector Momentum ETF	$97,949	–	$102,614	$102,614

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
30 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

ALPS | Dorsey Wright Sector Momentum ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					$–

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.40%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS/Dorsey Wright Sector Momentum ETF	0.40%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal,  audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and  (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months or period ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$774,941,019	$768,441,665
ALPS International Sector Dividend Dogs ETF	68,913,677	66,583,717
ALPS Emerging Sector Dividend Dogs ETF	14,691,206	10,568,183
ALPS/Dorsey Wright Sector Momentum ETF	3,734,592	1,243,138

For the six months or period ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$1,087,764,710	$546,996,068
ALPS International Sector Dividend Dogs ETF	81,041,918	14,101,091
ALPS Emerging Sector Dividend Dogs ETF	17,606,526	1,715,599
ALPS/Dorsey Wright Sector Momentum ETF	3,926,138	–
31 | May 31, 2017

ALPS ETF Trust

Notes to Financial Statements	May 31, 2017 (Unaudited)

For the six months or period ended May 31, 2017, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$94,311,107
ALPS International Sector Dividend Dogs ETF	1,002,529
ALPS Emerging Sector Dividend Dogs ETF	196,142
ALPS/Dorsey Wright Sector Momentum ETF	–

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dividend Dog ETF engaged in cross trades between each other during the six months ended May 31, 2017 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2017, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/ (loss) on sales
ALPS Sector Dividend Dogs ETF	$793,576	$968,753	$341,293

7. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.
32 | May 31, 2017

ALPS ETF Trust

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Sector Dividend Dogs ETF	96.35%	82.83%
ALPS International Sector Dividend Dogs ETF	100.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	100.00%	0.00%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2016 via Form 1099. The Funds will  notify shareholders in early 2018 of amounts paid to them by the Funds, if any, during the calendar year 2017.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, and ALPS Emerging Sector Dividend Dogs ETF
The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index  Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration,  marketing or trading of each Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR  A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors.  Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund  or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of  each Fund.
33 | May 31, 2017

ALPS ETF Trust

Additional Information	May 31, 2017 (Unaudited)

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS  (INCLUDING  ELECTRONIC  COMMUNICATIONS)  WITH  RESPECT  THERETO. S&P,  ITS  AFFILIATES  AND  THEIR  THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The S&P 500® is the property of Standard and Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network® Global Indexes, Inc. in connection with the S-Network® Sector Dividend Dogs Index (Ticker: SDOGX), the S-Network® Emerging Sector Dividend Dogs Index (Ticker: EDOGX), and the S-Network® International Sector Dividend Dogs Index (Ticker: IDOGX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

ALPS | Dorsey Wright Sector Momentum ETF
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Dorsey Wright US Sector Momentum  Index to track general stock market performance. The Corporations’ only relationship to ALPS Advisors, Inc. (“Licensee”) is in the licensing of the Nasdaq®, Dorsey Wright US Sector Momentum Index, and certain trade names of the Corporations and the use of the Dorsey Wright US Sector Momentum Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) www.alpsfunds.com 15 into consideration in determining, composing or calculating the Dorsey Wright US Sector Momentum Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE  THE ACCURACY AND/ OR UNINTERRUPTED CALCULATION OF DORSEY WRIGHT US SECTOR MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT US SECTOR MOMENTUM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT US SECTOR MOMENTUM INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT  LIMITING  ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Nasdaq® and Dorsey Wright US Sector Momentum Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by ALPS Advisors, Inc. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES  AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
34 | May 31, 2017

ALPS ETF Trust

Additional Information	May 31, 2017 (Unaudited)

The Index Provider does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and the Index Provider shall have no liability for any errors, omissions, or interruptions therein. The Index Provider makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Index Provider makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Index Provider have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund  or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data  included  therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
35 | May 31, 2017

ALPS ETF Trust

Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2017 (Unaudited)

At an in-person meeting held on December 12, 2016, the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve  the Investment  Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”  or “AAI”) with respect to the ALPS/Dorsey  Wright  Sector  Momentum  ETF  (“SWIN”  or  the  “Fund”).  The  Independent  Trustees  also  met  separately  to  consider  the Investment Advisory Agreement.

In evaluating the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser to SWIN under the Investment Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by SWIN compared to those of similar funds managed by other investment advisers; (iii) the expected profitability to the Adviser of its proposed advisory relationship with SWIN and reasonableness of compensation to the Adviser;  (iv) the extent to which economies of scale would be realized if and as SWIN’s assets increase and whether the fee level in the Investment Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement, the Trustees considered and reviewed information concerning the services proposed to be provided under the Investment Advisory Agreement, the proposed investment parameters of the index for SWIN, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of SWIN, the anticipated financial support of SWIN, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser.  Based upon their review, the Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to SWIN are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Trustees considered the resources involved in managing SWIN as well as the fact that the Adviser agreed to pay all of SWIN’s expenses (except for interest expenses, distribution fees or expenses, brokerage  expenses, taxes and extraordinary expenses such  as litigation and other expenses not incurred in the ordinary course of SWIN’s business) out of the unitary advisory fee. Based on their review, the Trustees concluded that the expected profitability of SWIN to the Adviser was not unreasonable.

The Trustees also reviewed comparative fee and expense data provided by Broadridge regarding SWIN. The Trustees noted the proposed advisory fee for services to be provided to SWIN by the Adviser was 0.40% of SWIN’s average daily net assets.  The Trustees also considered that the advisory fee with respect to SWIN was a unitary one and that, as set forth above, the Adviser had agreed to pay all of SWIN’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of SWIN’s business) out of the unitary fee.  The Trustees considered that, taking into account the impact of SWIN’s unitary advisory fee, SWIN’s expense ratio was equal to the median of its Broadridge expense group.  Based on the foregoing and the other information available to them, the Trustees concluded that the advisory fees for SWIN were reasonable under the circumstances and in light of the quality of services provided.

The Trustees also considered other benefits that may be realized by the Adviser from its relationship with SWIN and concluded that the advisory fees were reasonable taking into account such benefits.

The Trustees considered the extent to which economies of scale would be realized as SWIN grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of SWIN investors. Because SWIN is newly organized, the Trustees reviewed SWIN’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when SWIN had attracted assets.

In voting to approve the Investment Advisory Agreement, the Trustees concluded that the terms of the Investment Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.
36 | May 31, 2017

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2017

BFOR

BARRON'S 400[SM] ETF

(NYSE ARCA: BFOR)

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	18

Barron’s 400SM ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules‐based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
Barron’s 400SM ETF – NAV	8.93%	21.33%	7.89%	11.12%
Barron’s 400SM ETF – Market Price*	8.93%	21.36%	7.87%	11.12%
Barron’s 400 IndexSM	9.25%	22.10%	8.61%	11.87%

Total Expense Ratio (per the current prospectus) 0.65%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400 SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.
1 | May 31, 2017

Barron’s 400SM ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Mimedx Group Inc	0.40%
Akorn Inc	0.37%
Ilg Inc	0.36%
Applied Optoelectronics Inc	0.35%
Nvidia Corp	0.35%
Amphastar Pharmaceuticals Inc	0.34%
Hooker Furniture Corp	0.34%
Veeva Systems, Inc., Class A	0.34%
Supernus Pharmaceuticals Inc	0.34%
Universal Display Corp	0.33%
Total % of Top 10 Holdings	3.52%

*	% of Total Investments excluding Short Term Investments.

Future holdings are subject to change.
Sector Allocation* (as of May 31, 2017)

Growth of $10,000 (as of May 31, 2017)
Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

Barron’s 400SM ETF

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

 Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Actual	$1,000.00	$1,089.30	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

Barron’s 400SM ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.95%)
Consumer Discretionary (20.87%)
American Axle & Manufacturing Holdings, Inc.(a)	23,977	$362,292
American Outdoor Brands Corp.(a)(b)	24,876	563,441
Asbury Automotive Group, Inc.(a)	7,635	427,178
Best Buy Co., Inc.	10,764	639,274
Big Lots, Inc.	9,809	478,973
Bojangles', Inc.(a)	25,610	448,175
Brunswick Corp.	8,033	443,904
Caleres, Inc.	15,572	425,738
Callaway Golf Co.	44,430	566,038
Carnival Corp.	8,380	536,907
Carter's, Inc.	5,405	444,075
Century Communities, Inc.(a)	19,535	486,421
Cheesecake Factory, Inc.	7,771	458,334
Children's Place, Inc.	4,075	440,915
Chuy's Holdings, Inc.(a)	17,242	463,810
Coach, Inc.	12,255	566,304
Columbia Sportswear Co.	8,510	461,923
Comcast Corp., Class A	12,767	532,256
Cooper Tire & Rubber Co.	11,055	397,980
Cooper-Standard Holding, Inc.(a)	4,258	459,907
Cracker Barrel Old Country Store, Inc.	2,994	499,429
Dana, Inc.	24,670	521,030
Dave & Buster's Entertainment, Inc.(a)	8,121	541,671
Dorman Products, Inc.(a)	5,998	500,233
DR Horton, Inc.	14,517	474,561
The EW Scripps Co., Class A(a)	20,930	359,577
Five Below, Inc.(a)	12,464	639,403
Foot Locker, Inc.	6,295	373,986
Fox Factory Holding Corp.(a)	17,989	590,939
Francesca's Holdings Corp.(a)	29,656	375,445
The Gap, Inc.	20,153	453,443
Gentex Corp.	21,889	415,453
Gentherm, Inc.(a)	13,230	498,771
Grand Canyon Education, Inc.(a)	7,094	556,170
Hanesbrands, Inc.	23,574	486,803
Hasbro, Inc.	4,864	511,985
Home Depot, Inc.	3,245	498,140
Hooker Furniture Corp.	15,481	664,135
ILG, Inc.	25,957	699,282
Installed Building Products, Inc.(a)	9,639	478,094
The Interpublic Group of Cos., Inc.	19,671	490,398
Kate Spade & Co.(a)	20,077	369,818
LCI Industries	4,682	416,698
Lear Corp.	3,254	484,976
Leggett & Platt, Inc.	9,704	504,802
Lennar Corp., Class A	9,256	474,925
LGI Homes, Inc.(a)(b)	15,293	495,493
Lowe's Cos., Inc.	5,829	459,150
Malibu Boats, Inc., Class A(a)	22,689	550,208
MarineMax, Inc.(a)	21,563	389,212
MCBC Holdings, Inc.	30,519	586,880
Mohawk Industries, Inc.(a)	2,077	497,026
Nautilus, Inc.(a)	28,430	516,005
Nexstar Media Group, Inc., Class A	6,808	389,418
Security Description	Shares	Value
Consumer Discretionary (continued)
NIKE, Inc., Class B	8,338	$441,831
Norwegian Cruise Line Holdings, Ltd.(a)	9,372	468,319
Nutrisystem, Inc.	9,787	509,413
NVR, Inc.(a)	237	540,924
Ollie's Bargain Outlet Holdings, Inc.(a)	15,139	622,970
O'Reilly Automotive, Inc.(a)	1,734	419,767
Oxford Industries, Inc.	8,982	482,693
Pool Corp.	4,052	482,715
Potbelly Corp.(a)	37,169	427,444
Priceline Group, Inc.(a)	270	506,814
Ross Stores, Inc.	7,099	453,768
Royal Caribbean Cruises, Ltd.	4,978	548,476
Scripps Networks Interactive, Inc., Class A	6,084	402,882
Select Comfort Corp.(a)	19,934	574,099
Shake Shack, Inc., Class A(a)(b)	15,547	575,550
Signet Jewelers, Ltd.	7,041	338,672
Sinclair Broadcast Group, Inc., Class A	11,606	376,034
Skechers U.S.A., Inc., Class A(a)	18,257	465,919
Starbucks Corp.	8,800	559,768
Sturm Ruger & Co., Inc.	9,036	575,593
Thor Industries, Inc.	4,939	447,128
Tiffany & Co.	5,359	466,019
TJX Cos., Inc.	6,101	458,856
Tractor Supply Co.	6,657	367,134
Tupperware Brands Corp.	7,882	566,795
Ulta Beauty, Inc.(a)	1,673	509,997
Vail Resorts, Inc.	2,569	549,509
Williams-Sonoma, Inc.	10,050	489,033
World Wrestling Entertainment, Inc., Class A	23,574	481,145
Wyndham Worldwide Corp.	5,800	585,742
Total Consumer Discretionary		41,062,413

Consumer Staples (3.41%)
Altria Group, Inc.	6,340	478,290
B&G Foods, Inc.	11,481	465,555
Brown-Forman Corp., Class B	10,307	535,449
Constellation Brands, Inc., Class A	3,001	548,433
Energizer Holdings, Inc.	8,635	462,836
Monster Beverage Corp.(a)	10,322	521,880
National Beverage Corp.	6,472	620,988
Omega Protein Corp.	24,556	428,502
Pinnacle Foods, Inc.	8,150	507,826
Reynolds American, Inc.	7,887	530,401
Sanderson Farms, Inc.	5,105	605,963
Spectrum Brands Holdings, Inc.	3,436	461,970
USANA Health Sciences, Inc.(a)	8,327	536,259
Total Consumer Staples		6,704,352

Financials (16.18%)
American Financial Group, Inc.	4,954	494,657
Ameris Bancorp.	10,271	445,248
Banc of California, Inc.	23,129	469,519
Bank of Hawaii Corp.	5,652	439,330

4 | May 31, 2017

Barron’s 400SM ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Financials (continued)
The Bank of NT Butterfield & Son, Ltd.	14,386	$474,450
Bank of the Ozarks, Inc.	8,754	386,927
BofI Holding, Inc.(a)(b)	16,560	367,632
Cathay General Bancorp.	12,240	434,520
CenterState Banks, Inc.	18,570	446,423
Central Pacific Financial Corp.	15,512	469,238
Citizens Financial Group, Inc.	12,842	437,912
Cohen & Steers, Inc.	12,894	505,445
Credit Acceptance Corp.(a)(b)	2,408	517,768
Cullen/Frost Bankers, Inc.	5,245	480,757
Customers Bancorp, Inc.(a)	14,552	406,728
Dime Community Bancshares, Inc.	23,073	438,387
Eagle Bancorp, Inc.(a)	7,868	448,869
East West Bancorp, Inc.	8,662	474,071
Enterprise Financial Services Corp.	10,917	437,772
FactSet Research Systems, Inc.	2,696	446,700
Federated Investors, Inc., Class B	18,064	479,780
Fidelity Southern Corp.	21,351	456,698
First Financial Bancorp	17,118	428,806
First Merchants Corp.	11,982	475,566
First Republic Bank	4,966	457,369
Franklin Financial Network, Inc.(a)	12,804	499,356
Glacier Bancorp, Inc.	13,416	432,800
Greenhill & Co., Inc.	16,135	326,734
Hanmi Financial Corp.	15,042	400,117
Heritage Financial Corp.	20,068	478,622
Home BancShares, Inc.	17,024	398,532
Houlihan Lokey, Inc.	14,906	500,394
Independent Bank Group, Inc.	7,539	422,938
Investors Bancorp, Inc.	32,939	435,783
JPMorgan Chase & Co.	5,218	428,659
Kinsale Capital Group, Inc.	15,024	544,470
Lakeland Bancorp, Inc.	23,413	438,994
Lakeland Financial Corp.	10,723	454,977
LegacyTexas Financial Group, Inc.	11,402	401,578
MainSource Financial Group, Inc.	14,189	459,440
MarketAxess Holdings, Inc.	2,497	475,878
Meridian Bancorp, Inc.	25,678	415,984
Moelis & Co., Class A	12,719	446,437
Morningstar, Inc.	6,002	439,226
MSCI, Inc.	4,958	504,377
New Residential Investment Corp., REIT	28,877	464,631
Pacific Premier Bancorp, Inc.(a)	12,153	413,202
PacWest Bancorp	8,621	402,342
PennyMac Financial Services, Inc., Class A(a)	27,608	444,489
Pinnacle Financial Partners, Inc.	7,102	427,185
Preferred Bank	8,830	440,705
S&P Global, Inc.	3,614	516,115
ServisFirst Bancshares, Inc.	11,911	407,833
Simmons First National Corp., Class A	8,349	423,712
State Bank Financial Corp.	18,126	459,494
Sterling Bancorp	19,415	416,452
Stock Yards Bancorp, Inc.	11,185	404,897
Stonegate Bank	10,027	453,621
Security Description	Shares	Value
Financials (continued)
TPG Specialty Lending, Inc.	23,989	$496,093
TriCo Bancshares	13,356	465,857
Umpqua Holdings Corp.	26,330	446,162
Union Bankshares Corp.	13,318	447,485
United Bankshares, Inc.	10,977	419,870
United Community Banks, Inc.	16,624	428,400
United Financial Bancorp, Inc.	28,128	455,392
Walker & Dunlop, Inc.(a)	11,649	544,125
Washington Trust Bancorp, Inc.	9,080	434,024
WesBanco, Inc.	12,387	460,301
Western Alliance Bancorp(a)	9,233	422,133
Wintrust Financial Corp.	6,609	454,435
WSFS Financial Corp.	10,555	465,475
Total Financials		31,840,298

Health Care (13.18%)
AbbVie, Inc.	7,272	480,097
Akorn, Inc.(a)	21,495	715,139
Alexion Pharmaceuticals, Inc.(a)	3,927	384,964
Align Technology, Inc.(a)	4,443	645,124
Amgen, Inc.	2,651	411,541
AMN Healthcare Services, Inc.(a)	11,706	424,342
Amphastar Pharmaceuticals, Inc.(a)	39,149	668,273
Baxter International, Inc.	9,203	545,830
Biogen, Inc.(a)	1,633	404,608
BioTelemetry, Inc.(a)	17,821	514,136
Bristol-Myers Squibb Co.	8,424	454,475
Bruker Corp.	20,102	546,975
Cambrex Corp.(a)	9,599	516,426
Celgene Corp.(a)	3,830	438,190
Cerner Corp.(a)	8,670	566,585
Charles River Laboratories International, Inc.(a)	5,336	491,179
CR Bard, Inc.	1,916	589,036
DaVita, Inc.(a)	6,952	460,640
DENTSPLY SIRONA, Inc.	7,503	476,591
Eagle Pharmaceuticals, Inc.(a)	5,969	435,439
Edwards Lifesciences Corp.(a)	5,088	585,476
Gilead Sciences, Inc.	7,047	457,280
Globus Medical, Inc., Class A(a)	17,419	535,634
HealthEquity, Inc.(a)	10,701	490,106
Heska Corp.(a)	5,103	503,462
ICU Medical, Inc.(a)	3,122	503,579
Illumina, Inc.(a)	2,897	513,812
Innoviva, Inc.(a)	38,133	465,985
Inogen, Inc.(a)	6,487	575,008
Intuitive Surgical, Inc.(a)	645	589,969
Johnson & Johnson	3,759	482,092
LeMaitre Vascular, Inc.	20,893	638,490
LHC Group, Inc.(a)	9,425	567,385
Masimo Corp.(a)	4,984	433,807
Medidata Solutions, Inc.(a)	8,408	598,481
Mettler-Toledo International, Inc.(a)	992	578,148
MiMedx Group, Inc.(a)(b)	56,724	775,984
Natus Medical, Inc.(a)	12,873	436,395
OraSure Technologies, Inc.(a)	43,146	650,210
Phibro Animal Health Corp., Class A	17,495	616,699
Premier, Inc., Class A(a)	15,422	532,367
5 | May 31, 2017

Barron’s 400SM ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc.(a)	1,221	$560,512
SciClone Pharmaceuticals, Inc.(a)	50,542	480,149
Stryker Corp.	3,647	521,375
Supernus Pharmaceuticals, Inc.(a)	17,463	656,609
United Therapeutics Corp.(a)	3,282	396,761
Veeva Systems, Inc., Class A(a)	10,360	658,274
Waters Corp.(a)	3,054	548,559
Xencor, Inc.(a)	20,050	411,025
Total Health Care		25,933,223

Industrials (13.16%)
AAON, Inc.	13,511	488,760
Acuity Brands, Inc.	2,321	378,114
Air Lease Corp.	12,284	453,525
Alaska Air Group, Inc.	5,053	439,864
Allegiant Travel Co.	3,095	424,015
American Woodmark Corp.(a)	5,534	513,555
AO Smith Corp.	9,452	518,631
Apogee Enterprises, Inc.	8,363	445,581
Argan, Inc.	7,050	416,302
Barnes Group, Inc.	9,613	544,000
Builders FirstSource, Inc.(a)	31,588	431,492
BWX Technologies, Inc.	10,287	499,948
Cintas Corp.	4,032	507,548
Comfort Systems USA, Inc.	13,341	459,597
Continental Building Products, Inc.(a)	18,512	451,693
Copart, Inc.(a)	15,810	493,114
Donaldson Co., Inc.	10,728	514,515
Dycom Industries, Inc.(a)	5,112	430,379
Equifax, Inc.	3,578	489,470
Exponent, Inc.	8,185	485,370
Fortune Brands Home & Security, Inc.	7,957	502,087
Global Brass & Copper Holdings, Inc.	13,121	397,566
Greenbrier Cos., Inc.	11,564	511,707
Hawaiian Holdings, Inc.(a)	9,950	498,495
HD Supply Holdings, Inc.(a)	11,643	469,795
HEICO Corp., Class A	8,106	507,841
Herman Miller, Inc.	15,481	488,426
Hexcel Corp.	8,907	458,087
Huntington Ingalls Industries, Inc.	2,258	442,139
Insperity, Inc.	5,394	406,977
JB Hunt Transport Services, Inc.	5,057	431,767
John Bean Technologies Corp.	5,424	468,091
Knoll, Inc.	20,784	446,856
Lennox International, Inc.	2,835	502,079
Middleby Corp.(a)	3,488	447,720
Nordson Corp.	3,813	441,850
Northrop Grumman Corp.	1,959	507,812
On Assignment, Inc.(a)	10,140	531,336
Patrick Industries, Inc.(a)	6,861	454,198
Ply Gem Holdings, Inc.(a)	25,138	411,006
Rockwell Automation, Inc.	3,133	497,270
Rollins, Inc.	13,067	562,796
Simpson Manufacturing Co., Inc.	11,329	455,199
Snap-on, Inc.	2,818	455,558
Southwest Airlines Co.	9,031	542,673
Supreme Industries, Inc., Class A	24,257	429,834
Security Description	Shares	Value
Industrials (continued)
Tennant Co.	6,837	$478,590
Toro Co.	7,865	538,674
Trex Co., Inc.(a)	6,758	434,337
TriNet Group, Inc.(a)	16,346	505,582
United Rentals, Inc.(a)	3,911	425,243
Universal Forest Products, Inc.	5,076	446,333
Wabash National Corp.	23,241	464,588
Willdan Group, Inc.(a)	14,110	469,440
Woodward, Inc.	7,028	478,747
Total Industrials		25,896,172

Information Technology (21.92%)
Acacia Communications, Inc.(a)(b)	9,333	439,024
Activision Blizzard, Inc.	9,731	570,042
Adobe Systems, Inc.(a)	3,932	557,794
Advanced Energy Industries, Inc.(a)	7,186	552,819
Alphabet, Inc., Class C(a)	564	544,181
Ambarella, Inc.(a)(b)	8,537	499,756
Amkor Technology, Inc.(a)	43,818	496,896
Amphenol Corp., Class A	6,731	502,133
Analog Devices, Inc.	5,707	489,432
Apple, Inc.	3,436	524,883
Applied Materials, Inc.	12,480	572,582
Applied Optoelectronics, Inc.(a)(b)	9,911	691,986
Arista Networks, Inc.(a)	3,761	554,296
Broadridge Financial Solutions, Inc.	6,945	527,056
Cabot Microelectronics Corp.	6,854	517,408
CDK Global, Inc.	7,195	442,205
CDW Corp.	8,038	483,727
Cirrus Logic, Inc.(a)	8,620	568,489
Citrix Systems, Inc.(a)	5,823	480,630
Cognex Corp.	5,997	548,785
Cognizant Technology Solutions Corp., Class A	8,073	540,164
Coherent, Inc.(a)	2,535	629,060
Control4 Corp.(a)	32,579	646,693
Corning, Inc.	17,788	517,631
CTS Corp.	22,010	463,310
Dolby Laboratories, Inc., Class A	9,437	475,530
eBay, Inc.(a)	14,534	498,516
Ebix, Inc.	7,697	426,029
Electronic Arts, Inc.(a)	5,254	595,436
Ellie Mae, Inc.(a)	4,892	535,968
Entegris, Inc.(a)	21,909	541,152
EPAM Systems, Inc.(a)	6,511	546,143
ePlus, Inc.(a)	7,328	577,080
Euronet Worldwide, Inc.(a)	5,738	500,526
F5 Networks, Inc.(a)	3,290	421,548
Fabrinet(a)	12,309	433,646
Facebook, Inc., Class A(a)	3,428	519,205
Fair Isaac Corp.	3,676	487,658
Fiserv, Inc.(a)	4,068	509,639
FleetCor Technologies, Inc.(a)	2,999	432,726
Genpact, Ltd.	20,077	548,504
Gigamon, Inc.(a)	13,944	531,964
GrubHub, Inc.(a)	14,089	612,449
Hackett Group, Inc.	24,734	362,600
II-VI, Inc.(a)	14,473	434,190

6 | May 31, 2017

Barron’s 400SM ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Integrated Device Technology, Inc.(a)	19,793	$506,305
InterDigital, Inc.	5,625	455,625
IPG Photonics Corp.(a)	4,037	561,304
j2 Global, Inc.	5,614	475,057
Jack Henry & Associates, Inc.	5,035	534,767
KLA-Tencor Corp.	5,142	534,768
Lam Research Corp.	3,903	605,629
Littelfuse, Inc.	3,029	490,547
Logitech International SA(b)	15,665	571,303
LogMeIn, Inc.	1	111
Manhattan Associates, Inc.(a)	9,534	446,573
Mastercard, Inc., Class A	4,322	531,087
Match Group, Inc.(a)(b)	28,894	562,855
Maxim Integrated Products, Inc.	10,480	500,944
MAXIMUS, Inc.	7,787	483,417
MaxLinear, Inc.(a)	18,215	567,397
The Meet Group, Inc.(a)	95,334	441,396
Methode Electronics, Inc.	10,830	434,824
Microsoft Corp.	7,414	517,794
Nanometrics, Inc.(a)	16,624	462,147
NeuStar, Inc., Class A(a)	14,386	476,896
NIC, Inc.	22,907	463,867
NVIDIA Corp.	4,693	677,435
Oclaro, Inc.(a)(b)	58,965	523,609
Paychex, Inc.	7,665	453,998
Paycom Software, Inc.(a)	8,520	557,549
Rogers Corp.(a)	5,875	623,984
Rudolph Technologies, Inc.(a)	22,061	527,258
Silicon Laboratories, Inc.(a)	6,693	500,636
Skyworks Solutions, Inc.	4,834	514,483
Stamps.com, Inc.(a)(b)	3,670	506,093
Synopsys, Inc.(a)	6,749	505,298
Texas Instruments, Inc.	5,890	485,866
The Trade Desk, Inc.(a)	11,587	637,285
Tyler Technologies, Inc.(a)	3,076	525,627
Ubiquiti Networks, Inc.(a)(b)	9,365	441,653
Universal Display Corp.	5,761	653,297
VMware, Inc., Class A(a)(b)	5,285	513,438
WebMD Health Corp.(a)	9,072	507,851
Total Information Technology		43,131,464

Materials (5.23%)
Albemarle Corp.	4,594	521,878
Avery Dennison Corp.	5,979	503,791
Cabot Corp.	8,207	428,652
Celanese Corp., Series A	5,262	455,426
Chase Corp.	5,146	542,903
Cliffs Natural Resources, Inc.(a)	52,659	310,161
Compass Minerals International, Inc.	6,892	442,122
Eagle Materials, Inc.	4,945	466,313
Hecla Mining Co.	102,495	588,321
Innophos Holdings, Inc.	9,117	385,558
International Flavors & Fragrances, Inc.	3,784	521,776
Kraton Corp.(a)	17,015	549,584
Louisiana-Pacific Corp.(a)	20,212	450,323
Martin Marietta Materials, Inc.	2,256	505,570
Security Description	Shares	Value
Materials (continued)
Monsanto Co.	4,191	$492,107
Neenah Paper, Inc.	6,414	500,292
Rayonier Advanced Materials, Inc.	36,020	626,388
Sealed Air Corp.	10,497	466,277
Sherwin-Williams Co.	1,540	510,926
Tahoe Resources, Inc.	66,614	589,534
Trinseo SA	6,793	437,809
Total Materials		10,295,711

Real Estate (0.47%)
Marcus & Millichap, Inc.(a)	18,348	443,655
The RMR Group, Inc., Class A	9,757	479,069
Total Real Estate		922,724

Utilities (0.53%)
PPL Corp.	13,110	523,220
UGI Corp.	10,063	515,025
Total Utilities		1,038,245

TOTAL COMMON STOCKS (Cost $161,576,575)		186,824,602

LIMITED PARTNERSHIPS (4.55%)
Consumer Discretionary (0.25%)
Cedar Fair LP	7,046	500,407
Total Consumer Discretionary		500,407

Energy (3.49%)
Antero Midstream Partners LP	13,760	476,646
Cone Midstream Partners LP	22,529	478,291
Dominion Energy Midstream Partners LP	15,407	441,411
EQT GP Holdings LP	17,495	457,494
EQT Midstream Partners LP	6,193	456,796
Magellan Midstream Partners LP	6,188	449,187
Noble Midstream Partners LP	10,153	466,937
Phillips 66 Partners LP	9,348	462,913
Rice Midstream Partners LP	18,620	456,376
Shell Midstream Partners LP	15,115	450,880
Tallgrass Energy Partners LP	9,062	449,475
TC PipeLines LP	7,889	443,914
Valero Energy Partners LP	10,338	467,381
Western Gas Equity Partners LP	10,699	464,230
Western Gas Partners LP	7,980	444,725
Total Energy		6,866,656

Financials (0.54%)
Apollo Global Management LLC, Class A	20,481	553,602
Oaktree Capital Group LLC	10,818	501,414
Total Financials		1,055,016
7 | May 31, 2017

Barron’s 400SM ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Materials (0.27%)
SunCoke Energy Partners LP	31,319	$521,461
Total Materials		521,461

TOTAL LIMITED PARTNERSHIPS (Cost $8,690,911)		8,943,540

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.75%)
Money Market Fund (0.47%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $929,477)	0.680%	929,477	929,477

Investments Purchased With Collateral
From Securities Loaned (2.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%
(Cost $4,484,480)		4,484,480	$4,484,480

TOTAL SHORT TERM INVESTMENTS (Cost $5,413,957)			5,413,957

TOTAL INVESTMENTS (102.25%) (Cost $175,681,443)			$201,182,099

NET OTHER ASSETS AND LIABILITIES (-2.25%)			(4,417,889)

NET ASSETS (100.00%)			$196,764,210

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,784,570.

See Notes to Financial Statements.
8 | May 31, 2017

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$201,182,099
Foreign tax reclaims	202
Dividends receivable	175,181
Total Assets	201,357,482

LIABILITIES:
Payable to adviser	108,792
Payable for collateral upon return of securities loaned	4,484,480
Total Liabilities	4,593,272
NET ASSETS	$196,764,210

NET ASSETS CONSIST OF:
Paid-in capital	$187,365,561
Accumulated net investment income	398,098
Accumulated net realized loss	(16,500,105)
Net unrealized appreciation	25,500,656
NET ASSETS	$196,764,210

INVESTMENTS, AT COST	$175,681,443

PRICING OF SHARES
Net Assets	$196,764,210
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	5,300,000
Net Asset Value, offering and redemption price per share	$37.13

See Notes to Financial Statements.
9 | May 31, 2017

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,208,826
Securities lending income	102,170
Total investment income	1,310,996

EXPENSES:
Investment adviser fees	620,356
Total expenses	620,356
NET INVESTMENT INCOME	690,640

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	10,770,464
Net change in unrealized appreciation on investments	4,692,825
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,463,289
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,153,929

(a)	Net of foreign tax withholding in the amount of $629.

See Notes to Financial Statements.
10 | May 31, 2017

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$690,640	$1,857,709
Net realized gain/(loss)	10,770,464	(4,619,422)
Net change in unrealized appreciation	4,692,825	15,004,846
Net increase in net assets resulting from operations	16,153,929	12,243,133

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,450,001)	(1,670,002)
Total distributions	(1,450,001)	(1,670,002)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	49,338,255	–
Cost of shares redeemed	(45,889,651)	(36,766,171)
Net increase/(decrease) from share transactions	3,448,604	(36,766,171)

Net increase/(decrease) in net assets	18,152,532	(26,193,040)

NET ASSETS
Beginning of period	178,611,678	204,804,718
End of period *	$196,764,210	$178,611,678

*Including accumulated net investment income of:	$398,098	$1,157,459

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,200,000	6,450,000
Shares sold	1,350,000	–
Shares redeemed	(1,250,000)	(1,250,000)
Shares outstanding, end of period	5,300,000	5,200,000

See Notes to Financial Statements.
11 | May 31, 2017

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period June 4, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$34.35		$31.75	$31.64	$29.30	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.33	0.32	0.23	0.10
Net realized and unrealized gain	2.92		2.53	0.02	2.16	4.20
Total from investment operations	3.05		2.86	0.34	2.39	4.30

DISTRIBUTIONS:
From net investment income	(0.27)		(0.26)	(0.23)	(0.05)	–
Total distributions	(0.27)		(0.26)	(0.23)	(0.05)	–

NET INCREASE IN NET ASSET VALUE	2.78		2.60	0.11	2.34	4.30
NET ASSET VALUE, END OF PERIOD	$37.13		$34.35	$31.75	$31.64	$29.30
TOTAL RETURN(b)	8.93%		9.12%	1.07%	8.18%	17.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$196,764		$178,612	$204,805	$219,901	$181,652

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	0.72	%(c)	1.07%	1.00%	0.75%	0.78	%(c)
Portfolio turnover rate(d)	43%		88%	87%	55%	11%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
12 | May 31, 2017

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

1.	ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
13 | May 31, 2017

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$186,824,602	$–	$–	$186,824,602
Limited Partnerships	8,943,540	–	–	8,943,540
Short Term Investments
Money Market Fund	929,477	–	–	929,477
Investments Purchased with Collateral from Securities Loaned	4,484,480	–	–	4,484,480
TOTAL	$201,182,099	$–	$–	$201,182,099

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

14 | May 31, 2017

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

The tax character of the distributions paid during the fiscal year ended November 30, 2016 was as follows:

Ordinary Income
November 30, 2016
Barron’s 400SM ETF	$1,670,002

At November 30, 2016, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Barron’s 400SM ETF	$18,956,924	$8,472,185

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF
Gross appreciation (excess of value over tax cost)	$31,591,006
Gross depreciation (excess of tax cost over value)	(5,797,005)
Net unrealized appreciation (depreciation)	25,794,001
Cost of investments for income tax purposes	$175,388,098

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

15 | May 31, 2017

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

G. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 ETF	$4,784,570	$4,484,480	$411,280	$4,895,760

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

Barron's 400 ETF		Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$4,484,480	$–	$–	$–	$4,484,480
Total Borrowings					4,484,480
Gross amount of recognized liabilities for securities lending (collateral received)					$4,484,480

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out  of  the  unitary  management  fee,  the  Adviser  pays  substantially  all  expenses  of  the  Fund,  the  cost  of  transfer  agency,  custody,  fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

16 | May 31, 2017

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$81,821,763	$81,668,158

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$48,807,308	$46,347,353

For the six months ended May 31, 2017, the Barron's 400SM ETF had in-kind net realized gain of $11,132,607.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.	RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2017 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2017, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Barron's 400 ETF	$1,477,290	$1,137,727	$144,356

7.	SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

17 | May 31, 2017

Barron’s 400SM ETF

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400SM ETF	100.00%	100.00%

In early 2017, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENT

MarketGrader Capital, LLC has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. MarketGrader Capital, LLC also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. MarketGrader Capital, LLC in turn has entered  into  the  Sublicense  Agreement  with  ALPS  Advisers,  Inc.  to  use  the  Underlying  Index.  The  following  disclosure  relates  to  such  licensing agreements:

The Barron’s 400SM ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the MarketGrader Capital, LLC (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital, LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”).
18 | May 31, 2017

Barron’s 400SM ETF

Additional Information	May 31, 2017 (Unaudited)

The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES  OR  LOSSES,  EVEN  IF  NOTIFIED  OF  THE  POSSIBILITY  OF  SUCH  DAMAGES.  THERE  ARE  NO  THIRD  PARTY  BENEFICIARIES  OF  ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
19 | May 31, 2017

Must be accompanied or preceded by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the Barron’s 400SM ETF.

SEMI-ANNUAL REPORT
May 31, 2017

BUZZ US Sentiment Leaders ETF (NYSE ARCA: BUZ)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	3
Schedules of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	15

alpsfunds.com

BUZZ US Sentiment Leaders ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The BUZZ  US Sentiment Leaders ETF (the “Fund”) employs a “passive management”  – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the BUZZ NextGen AI US Sentiment Leaders Index (the “Underlying Index”).

The Underlying Index utilizes a rules‐based quantitative methodology developed by BUZZ Indexes Inc. (the “Index Provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from social media networks. Such positive insights are a measure of the degree of positive company sentiment as well as the breadth of active discussion about each company by participants on social media networks. The Index Provider then selects the 75 companies with the highest positive insight scores for inclusion in the Underlying Index and weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model.

Performance (as of May 31, 2017)

	6 Months	1 Year	Since Inception^
BUZZ US Sentiment Leaders ETF ‐ NAV	8.45%	15.66%	10.16%
BUZZ US Sentiment Leaders ETF ‐ Market Price*	8.45%	15.61%	10.16%
BUZZ NextGen AI US Sentiment Leaders Total Return Index	8.66%	16.16%	10.63%
S&P 500® Total Return Index	10.81%	17.47%	15.91%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was April 19, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

BUZZ NextGen AI US Sentiment Leaders Index is comprised of 75 stocks with the highest “positive insight” rankings collected from online forums. These stocks must meet certain market capitalization and average daily trading volume requirements to be included in the index and are weighted based on a proprietary scoring model developed by BUZZ Indexes Inc.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

Funds that invest in securities of medium capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. A medium capitalization company is defined as a company with a market capitalization between $2 billion and $10 billion. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The BUZZ US Sentiment Leaders ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the BUZZ US Sentiment Leaders ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with BUZZ Indexes Inc.

1 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Micron Technology, Inc.	3.29%
Tesla Motors, Inc.	3.20%
NVIDIA Corp.	3.19%
Alphabet, Inc., Class A	3.05%
Amazon.com, Inc.	3.05%
Microsoft Corp.	3.03%
Facebook, Inc., Class A	3.01%
The Walt Disney Co.	2.97%
Apple, Inc.	2.94%
Advanced Micro Devices, Inc.	2.91%
Total % of Top 10 Holdings	30.64%

Sector Allocation* (as of May 31, 2017)

Information Technology	40.13%
Consumer Discretionary	21.66%
Health Care	16.18%
Consumer Staples	6.04%
Financials	5.43%
Industrials	3.49%
Energy	3.23%
Telecommunication Services	3.19%
Materials	0.52%
Money Market Fund	0.13%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Actual	$1,000.00	$1,084.50	0.75%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.76%)
Consumer Discretionary (21.64%)
Amazon.com, Inc.(a)	256	$254,623
Chipotle Mexican Grill, Inc.(a)	172	82,104
Ford Motor Co.	13,320	148,118
The Home Depot, Inc.	355	54,496
Las Vegas Sands Corp.	813	48,073
Mcdonald's Corp.	427	64,430
Netflix, Inc.(a)	1,349	219,981
NIKE, Inc., Class B	1,315	69,682
The Priceline Group, Inc.(a)	25	46,927
Sirius XM Holdings, Inc.(b)	13,035	68,434
Starbucks Corp.	1,210	76,968
Target Corp.	1,254	69,158
Tesla, Inc.(a)(b)	782	266,670
The Walt Disney Co.	2,296	247,830
Wynn Resorts Ltd.	697	89,704
Total Consumer Discretionary		1,807,198

Consumer Staples (6.03%)
Altria Group, Inc.	779	58,768
The Coca-Cola Co.	1,109	50,426
Costco Wholesale Corp.	431	77,765
CVS Health Corp.	978	75,140
The Kroger Co.	2,017	60,066
Procter & Gamble Co.	474	41,754
Wal-Mart Stores, Inc.	1,368	107,525
Whole Foods Market, Inc.	925	32,366
Total Consumer Staples		503,810

Energy (3.23%)
Chesapeake Energy Corp.(a)(b)	43,973	222,503
Exxon Mobil Corp.	585	47,093
Total Energy		269,596

Financials (5.42%)
Bank of America Corp.	10,771	241,378
Citigroup, Inc.	1,007	60,964
JPMorgan Chase & Co.	804	66,049
Morgan Stanley	921	38,442
Wells Fargo & Co.	900	46,026
Total Financials		452,859

Health Care (16.16%)
AbbVie, Inc.	3,122	206,114
Alexion Pharmaceuticals, Inc.(a)	498	48,819
Allergan Plc	281	62,874
Amgen, Inc.	308	47,814
Biogen, Inc.(a)	227	56,244
Bristol-Myers Squibb Co.	1,321	71,268
Celgene Corp.(a)	1,452	166,123
Exelixis, Inc.(a)	8,574	160,420
Gilead Sciences, Inc.	3,679	238,730
Johnson & Johnson	615	78,874
Merck & Co., Inc.	827	53,846
Pfizer, Inc.	1,519	49,595
Regeneron Pharmaceuticals, Inc.(a)	153	70,236
Security Description	Shares	Value
Health Care (continued)
UnitedHealth Group, Inc.	221	$38,715
Total Health Care		1,349,672

Industrials (3.48%)
American Airlines Group, Inc.	1,014	49,088
The Boeing Co.	394	73,926
General Electric Co.	2,596	71,079
JetBlue Airways Corp.(a)	2,315	51,902
Lockheed Martin Corp.	160	44,981
Total Industrials		290,976

Information Technology (40.09%)
Activision Blizzard, Inc.	1,891	110,775
Advanced Micro Devices, Inc.(a)	21,723	243,080
Alphabet, Inc., Class A(a)	258	254,669
Apple, Inc.	1,606	245,333
Applied Materials, Inc.	1,663	76,299
Broadcom Ltd.	311	74,478
Cisco Systems, Inc.	1,276	40,232
Electronic Arts, Inc.(a)	568	64,372
Facebook, Inc., Class A(a)	1,659	251,272
Intel Corp.	6,578	237,532
Mastercard, Inc., Class A	1,167	143,401
Micron Technology, Inc.(a)	8,913	274,253
Microsoft Corp.	3,617	252,611
NVIDIA Corp.	1,841	265,748
Palo Alto Networks, Inc.(a)	913	108,273
PayPal Holdings, Inc.(a)	2,534	132,300
QUALCOMM, Inc.	2,191	125,479
Seagate Technology Plc	1,355	59,037
Skyworks Solutions, Inc.	509	54,173
Twitter, Inc.(a)	13,232	242,410
Western Digital Corp.	1,024	92,221
Total Information Technology		3,347,948

Materials (0.52%)
Freeport-McMoRan, Inc.(a)	3,796	43,616
Total Materials		43,616

Telecommunication Services (3.19%)
AT&T, Inc.	2,641	101,758
Sprint Corp.(a)	7,827	66,451
T-mobile US, Inc.(a)	762	51,374
Verizon Communications, Inc.	1,001	46,687
Total Telecommunication Services		266,270

TOTAL COMMON STOCKS (Cost $7,972,891)		8,331,945

4 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Schedule of Investments	May 31, 2017 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	10,296	$10,296

TOTAL SHORT TERM INVESTMENTS (Cost $10,296)			10,296

TOTAL INVESTMENTS (99.88%) (Cost $7,983,187)			$8,342,241

NET OTHER ASSETS AND LIABILITIES (0.12%)			9,462

NET ASSETS (100.00%)			$8,351,703

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $416,107.

See Notes to Financial Statements.
5 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$8,342,241
Dividends receivable	15,030
Total Assets	8,357,271

LIABILITIES:
Payable to adviser	5,568
Total Liabilities	5,568
NET ASSETS	$8,351,703

NET ASSETS CONSIST OF:
Paid-in capital	$7,902,917
Accumulated net investment income	13,832
Accumulated net realized gain	75,900
Net unrealized appreciation	359,054
NET ASSETS	$8,351,703

INVESTMENTS, AT COST	$7,983,187

PRICING OF SHARES
Net Assets	$8,351,703
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	300,002
Net Asset Value, offering and redemption price per share	$27.84

See Notes to Financial Statements.
6 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$46,778
Securities lending income	335
Total Investment Income	47,113

EXPENSES:
Investment adviser fees	22,997
Total Expense	22,997
NET INVESTMENT INCOME	24,116

REALIZED AND UNREALIZED GAIN
Net realized gain on investments	323,681
Net change in unrealized appreciation on investments	203,580
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	527,261
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$551,377

See Notes to Financial Statements.
7 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)(a)	For the Period April 19, 2016 (Commencement of Operations) to November 30, 2016
OPERATIONS:
Net investment income	$24,116	$26,004
Net realized gain	323,681	17,488
Net change in unrealized appreciation	203,580	155,474
Net increase in net assets resulting from operations	551,377	198,966

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,000)	–
Total distributions	(35,000)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,789,473	7,542,694
Cost of shares redeemed	(4,123,188)	(2,572,619)
Net increase from capital share transactions	2,666,285	4,970,075
Net increase in net assets	3,182,662	5,169,041

NET ASSETS:
Beginning of period	5,169,041	–
End of period *	$8,351,703	$5,169,041

*Including accumulated net investment income of:	$13,832	$24,716

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,002	–
Shares sold	250,000	300,002
Shares redeemed	(150,000)	(100,000)
Shares outstanding, end of period	300,002	200,002

(a)	Prior to March 31, 2017 the BUZZ US Sentiment Leaders ETF was known as the Sprott BUZZ Social Media Insights ETF.

See Notes to Financial Statements.

8 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Financial Highlights	For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended May 31, 2017 (Unaudited)(a)		For the Period April 19, 2016 (Commencement of Operations) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.84		$25.15

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.11		0.13
Net realized and unrealized gain	2.07		0.56
Total from investment operations	2.18		0.69

DISTRIBUTIONS:
From net investment income	(0.18)		–
Total distributions	(0.18)		–

Net increase in net asset value	2.00		0.69
NET ASSET VALUE, END OF PERIOD	$27.84		$25.84
TOTAL RETURN(c)	8.45%		2.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,352		$5,169

Ratio of expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	0.79	%(d)	0.87	%(d)
Portfolio turnover rate(e)	125%		157%

(a)	Prior to March 31, 2017 the BUZZ US Sentiment Leaders ETF was known as the Sprott BUZZ Social Media Insights ETF.
(b)	Based on average shares outstanding during the period.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
9 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open‐end  management investment company registered under the Investment Company Act of 1940, as amended (the “1940  Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the BUZZ US Sentiment Leaders ETF (the “Fund”). Prior to March 31, 2017, the Fund was known as the Sprott BUZZ Social Media Insights ETF. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the BUZZ NextGen AI US Sentiment Leaders Index (the “Underlying Index”). The BUZZ US Sentiment Leaders ETF is considered a non‐diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in‐kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the  Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires  management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund  is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities  traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over‐the‐counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When  market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities  whose trading has been formally suspended; a security whose market price is not available from a pre‐established primary pricing source or the pricing source is not willing  to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de‐listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
10 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most  recent quoted  bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

BUZZ US Sentiment Leaders ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,331,945	$–	$–	$8,331,945
Short Term Investments	10,296	–	–	10,296
TOTAL	$8,342,241	$–	$–	$8,342,241

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any  securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex‐dividend date. Interest income, if any, is recorded on the accrual basis.
11 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year‐end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

As of the period ended November 30, 2016, the Buzz US Sentiment Leaders ETF paid no distributions.

At November 30, 2016, the Fund had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
BUZZ US Sentiment Leaders ETF	$222,444	$–

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

BUZZ US Sentiment Leaders ETF
Gross appreciation (excess of value over tax cost)	$503,252
Gross depreciation (excess of tax cost over value)	(208,862)
Net unrealized appreciation (depreciation)	294,390
Cost of investments for income tax purposes	$8,047,851

The differences between book‐basis and tax‐basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more‐likely‐than‐not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more‐likely‐than‐not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Being that the Fund commenced operations on April 19, 2016, no tax returns have been filed for the Fund as of the date of this report

G. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non‐U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non‐U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
12 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non‐cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re‐hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non‐cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
BUZZ US Sentiment Leaders ETF	$416,107	$0	$425,325	$425,325

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

BUZZ US Sentiment Leaders ETF		Remaining contractual maturity of the agreement
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$0	$–	$–	$–	$0
Total Borrowings					0
Gross amount of recognized liabilities for securities lending (collateral received)					$0

H. Risks Related to Social Media Analytics
The Underlying Index for the Fund utilizes a rules‐based quantitative methodology developed by BUZZ Indexes Inc. (the “Index Provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from social media networks. The ability to invest based on social media analytics is relatively new and untested. “Social media” is an umbrella term that encompasses various activities that integrate technology, social interaction and content creation. Social media may use many technologies, including, but not limited to, blogs, microblogs, wikis, photos and video sharing, podcasts, social networking, and virtual worlds. Some examples of social media sites may include, but are not limited to, the following: Facebook, Twitter, LinkedIn, Digg, Reddit, RSS, blogs, Investopedia, stock forums, etc. Investing in companies based on social media analytics  involves  the  potential  for  market manipulation  because social  media  posts  may  be  made with  an  intent  to  inflate, or  otherwise manipulate, the public perception of a stock or other investment. Although the Underlying Index attempts to mitigate the potential for such market manipulation by employing screens to identify posts which may be computer generated or deceptive, and by employing market capitalization and trading volume criteria to remove small and penny‐cap stocks which may be more likely targets for such manipulation, there is no guarantee that the Underlying Index’s model will successfully reduce such risk. Furthermore, text and sentiment analysis of social media postings may prove inaccurate; that is, high positive sentiment may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment may not correlate with negative change in the value of a company’s stock. Additionally, as data suppliers for the Index Provider’s algorithm, social media companies are susceptible to the following risks which may disrupt the Index Provider’s ability to receive meaningful data from such sites: permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third‐party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of social media companies.
13 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out  of  the  unitary  management  fee,  the  Adviser  pays  substantially  all  expenses  of  the  Fund,  the  cost  of  transfer  agency,  custody,  fund administration,  legal,  audit,  and  other  services,  except  for  interest  expenses,  distribution  fees  or  expenses,  brokerage expenses,  taxes  and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub‐adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in‐kind transactions and short‐term investments, were as follows:

Fund	Purchases	Sales
BUZZ US Sentiment Leaders ETF	$7,733,874	$8,024,069

For the six months ended May 31, 2017, the cost of in‐kind purchases and proceeds from in‐kind sales were as follows:

Fund	Purchases	Sales
BUZZ US Sentiment Leaders ETF	$6,782,289	$3,846,130

For the six months ended May 31, 2017, the BUZZ US Sentiment Leaders ETF had in‐kind net realized gains of $462,480.

Gains on in‐kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker‐dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in‐kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S‐X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S‐X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

14 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll‐free) 1‐866‐675‐2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N‐Q. Forms N‐Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N‐Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. The Fund’s Forms N‐Q are available without charge, upon request, by calling (toll‐free) 1‐866‐675‐2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
BUZZ US Sentiment Leaders ETF	81.12%	81.12%

In early 2017, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENT

BUZZ NextGen AI US Sentiment Leaders Index (the “BUZZ Index”) is a product of BUZZ Indexes Inc. (“BUZZ Indexes”), and has been licensed to ALPS Advisors, Inc. for use in connection with the BUZZ US Sentiment Leaders ETF.

“BUZZ” is a trademark of BUZZ Indexes, which have been licensed by ALPS Advisors, Inc. for use in connection with the BUZZ Index.

BUZZ US Sentiment Leaders ETF is not sponsored, endorsed, sold or promoted by BUZZ Indexes, or its shareholders, or the licensor of the BUZZ Index and/or its affiliates and third party licensors. BUZZ Indexes makes no representation or warranty, express or implied, to the owners of the BUZZ US Sentiment Leaders ETF or any member of the public regarding the advisability of investing in securities generally or in BUZZ US Sentiment Leaders ETF, particularly or the ability of the BUZZ Index to track general market performance.

BUZZ Indexes’ only relationship to ALPS Advisors, Inc. with respect to the BUZZ Index is the licensing of the BUZZ Index and certain trademarks of BUZZ Indexes. The BUZZ Indexes are determined and composed by BUZZ Indexes without regard to ALPS Advisors, Inc. or the BUZZ US Sentiment Leaders ETF. BUZZ Indexes has no obligation to take the needs of ALPS Advisors, Inc. or the owners of BUZZ US Sentiment Leaders ETF into consideration in determining and composing the BUZZ Index.

BUZZ Indexes are not responsible for and have not participated in the determination of the prices of BUZZ US Sentiment Leaders ETF or the timing of the issuance or sale of securities of BUZZ US Sentiment Leaders ETF or in the determination or calculation of the equation by which BUZZ US Sentiment Leaders ETF securities may be converted into cash, surrendered, or redeemed, as the case may be. BUZZ Indexes have no obligation or liability in connection with the administration, marketing or trading of BUZZ US Sentiment Leaders ETF. There is no assurance that investment products based on the BUZZ Index will accurately track index performance or provide positive investment returns.

BUZZ Indexes is not an investment advisor and the inclusion of a security in the BUZZ Index is not a recommendation by BUZZ Indexes to buy, sell, or hold such security, nor should it be considered investment advice.
15 | May 31, 2017

BUZZ US Sentiment Leaders ETF

Additional Information	May 31, 2017 (Unaudited)

BUZZ INDEXES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE BUZZ INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING  ELECTRONIC  COMMUNICATIONS).  BUZZ  INDEXES  SHALL  NOT  BE  SUBJECT  TO  ANY  DAMAGES  OR  LIABILITY  FOR  ANY  ERRORS, OMISSIONS, OR DELAYS THEREIN. BUZZ INDEXES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALPS ADVISORS, INC., OWNERS OF THE BUZZ US SENTIMENT LEADERS ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BUZZ INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL BUZZ INDEXES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE  ARE  NO  THIRD  PARTY  BENEFICIARIES  OF  ANY  AGREEMENTS  OR  ARRANGEMENTS BETWEEN  BUZZ  INDEXES  AND  ALPS ADVISORS, INC., OTHER THAN THE LICENSORS OF BUZZ INDEXES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
16 | May 31, 2017

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets & Liabilities	7
Statement of Operations	8
Statements of Changes In Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	17

alpsfunds.com

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”)) that comprise the Underlying Index.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market‐capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market‐capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2017)
	6 Months	1 Year	3 Year	5 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF ‐ NAV	8.11%	3.44%	4.14%	8.63%	2.54%
Cohen & Steers Global Realty Majors ETF ‐ Market Price*	7.85%	3.33%	4.07%	8.51%	2.51%
Cohen & Steers Global Realty Majors Index	8.54%	4.20%	4.87%	9.42%	3.36%
FTSE EPRA/ NAREIT Developed Real Estate Index	7.64%	4.01%	4.73%	9.55%	3.49%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	15.42%	8.59%

Total Expense Ratio (per the current Prospectus) 0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.513.5856.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund Inception May 7, 2008.
*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common  stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect  fund performance.

The Cohen & Steers Global Realty Majors ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Cohen & Steers Global Realty Majors ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Cohen & Steers.
1 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Equinix Inc	3.89%
Simon Property Group, Inc.	3.72%
Public Storage	3.66%
ProLogis, Inc.	3.35%
Welltower, Inc.	2.99%
AvalonBay Communities, Inc.	2.99%
Mitsubishi Estate Co., Ltd.	2.95%
Unibail‐Rodamco SE	2.91%
Equity Residential	2.72%
Ventas, Inc.	2.69%
Total % of Top 10 Holdings	31.87%

*	% of Total Investments.

Future holdings are subject to change.
Country Allocation* (as of May 31, 2017)

United States	53.34%
Hong Kong	11.27%
Japan	8.94%
Australia	7.82%
Germany	4.75%
France	4.60%
United Kingdom	4.06%
Singapore	2.26%
Canada	1.12%
Spain	0.68%
Sweden	0.46%
Switzerland	0.44%
Brazil	0.26%
Total	100.00%

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Cohen & Steers Global Realty Majors ETF
Actual	$1,000.00	$1,081.10	0.55%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Australia (7.81%)
Dexus	82,155	$634,261
Goodman Group	136,197	860,210
The GPT Group	153,474	597,564
Scentre Group, Ltd.	456,193	1,444,031
Stockland	206,648	724,755
Vicinity Centres	279,301	572,796
Westfield Corp.	163,387	1,029,512
Total Australia		5,863,129

Brazil (0.26%)
BR Malls Participacoes SA	52,452	193,211

Canada (1.12%)
Allied Properties Real Estate Investment Trust	7,280	206,137
Boardwalk Real Estate Investment Trust	3,199	113,552
RioCan Real Estate Investment Trust	27,782	520,328
Total Canada		840,017

France (4.59%)
Gecina SA	3,441	528,987
Klepierre	17,747	741,224
Unibail‐Rodamco SE	8,452	2,180,426
Total France		3,450,637

Germany (4.75%)
alstria office REIT‐AG	8,688	121,264
Deutsche EuroShop AG	4,187	174,452
Deutsche Wohnen AG	30,400	1,192,342
LEG Immobilien AG	5,395	508,595
Vonovia SE	39,921	1,568,464
Total Germany		3,565,117

Hong Kong (11.26%)
Cheung Kong Property Holdings, Ltd.	234,000	1,756,678
China Overseas Land & Investment, Ltd.	365,000	1,096,047
Hang Lung Properties, Ltd.	176,000	455,101
Hongkong Land Holdings, Ltd.	100,500	759,780
Link REIT	189,164	1,492,911
Sun Hung Kai Properties, Ltd.	136,000	2,012,281
The Wharf Holdings, Ltd.	103,700	882,293
Total Hong Kong		8,455,091

Japan (8.93%)
Japan Real Estate Investment Corp.	106	557,039
Japan Retail Fund Investment Corp.	219	425,740
Mitsubishi Estate Co., Ltd.	118,300	2,209,513
Mitsui Fudosan Co., Ltd.	84,400	1,997,403
Nippon Building Fund, Inc.	119	633,950
Nippon Prologis REIT, Inc.	160	347,738
4 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Japan (8.93%) (continued)
Nomura Real Estate Master Fund	356	$535,527
Total Japan		6,706,910

Singapore (2.26%)
Ascendas Real Estate Investment Trust	206,605	391,215
CapitaLand Mall Trust	231,947	333,592
CapitaLand, Ltd.	221,000	568,612
City Developments, Ltd.	52,700	405,634
Total Singapore		1,699,053

Spain (0.68%)
Merlin Properties Socimi SA	40,157	509,296

Sweden (0.46%)
Castellum AB	23,074	344,329

Switzerland (0.43%)
PSP Swiss Property AG	3,458	326,145

United Kingdom (4.06%)
The British Land Co. PLC	87,443	714,303
Derwent London PLC	9,376	334,147
Hammerson PLC	68,243	514,817
Land Securities Group PLC	67,768	934,279
Segro PLC	84,954	550,579
Total United Kingdom		3,048,125

United States (53.12%)
Alexandria Real Estate Equities, Inc.	7,577	884,084
American Campus Communities, Inc.	11,271	534,922
AvalonBay Communities, Inc.	11,736	2,244,393
Boston Properties, Inc.	13,147	1,594,994
Digital Realty Trust, Inc.	13,576	1,604,547
Douglas Emmett, Inc.	12,354	468,958
Duke Realty Corp.	30,285	868,271
Equinix, Inc.	6,625	2,921,691
Equity Lifestyle Properties, Inc.	6,922	584,217
Equity Residential	31,376	2,042,264
Essex Property Trust, Inc.	5,598	1,438,238
Extra Space Storage, Inc.	10,755	833,190
Federal Realty Investment Trust	6,123	751,537
GGP, Inc.	49,960	1,113,109
HCP, Inc.	39,993	1,253,381
Highwoods Properties, Inc.	8,611	433,994
Host Hotels & Resorts, Inc.	63,191	1,136,806
Kilroy Realty Corp.	8,359	612,046
Kimco Realty Corp.	36,274	636,246
National Retail Properties, Inc.	12,585	482,886
ProLogis, Inc.	45,242	2,512,741
Public Storage	12,766	2,749,158
Realty Income Corp.	23,173	1,272,893
Regency Centers Corp.	12,487	759,959
Simon Property Group, Inc.	18,090	2,790,382
SL Green Realty Corp.	8,600	868,858
5 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
United States (53.12%) (continued)
UDR, Inc.	22,844	$882,007
Ventas, Inc.	30,296	2,014,381
Vornado Realty Trust	14,695	1,354,879
Welltower, Inc.	30,970	2,246,564
Total United States		39,891,596

TOTAL COMMON STOCKS (Cost $65,955,042)		74,892,656

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.17%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	127,920	127,920

TOTAL SHORT TERM INVESTMENTS (Cost $127,920)			127,920

TOTAL INVESTMENTS (99.90%) (Cost $66,082,962)			$75,020,576

NET OTHER ASSETS AND LIABILITIES (0.10%)			73,208

NET ASSETS (100.00%)			$75,093,784

See Notes to Financial Statements.
6 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$75,020,576
Foreign currency, at value (Cost $34,902)	34,902
Receivable for investments sold	34,897
Foreign tax reclaims	46,460
Dividends receivable	112,498
Total Assets	75,249,333

LIABILITIES:
Payable for investments purchased	120,718
Payable to adviser	34,831
Total Liabilities	155,549
NET ASSETS	$75,093,784

NET ASSETS CONSIST OF:
Paid‐in capital	$69,900,419
Accumulated net investment loss	(672,570)
Accumulated net realized loss	(3,071,095)
Net unrealized appreciation	8,937,030
NET ASSETS	$75,093,784

INVESTMENTS, AT COST	$66,082,962

PRICING OF SHARES
Net Assets	$75,093,784
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,700,000
Net Asset Value, offering and redemption price per share	$44.17

See Notes to Financial Statements.
7 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,351,298
Total Investment Income	1,351,298

EXPENSES:
Investment adviser fees	212,114
Total Expenses	212,114
NET INVESTMENT INCOME	1,139,184

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	2,300,538
Net realized loss on foreign currency transactions	(2,203)
Total net realized gain	2,298,335
Net change in unrealized appreciation on investments	2,706,452
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,530
Total net change in unrealized appreciation	2,713,982
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,012,317
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,151,501

(a)	Net of foreign tax withholding of $46,030.

See Notes to Financial Statements.
8 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$1,139,184	$2,727,045
Net realized gain	2,298,335	4,074,936
Net change in unrealized appreciation/(depreciation)	2,713,982	(5,589,567)
Net increase in net assets resulting from operations	6,151,501	1,212,414

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(875,001)	(2,806,590)
Total distributions	(875,001)	(2,806,590)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(10,733,074)	(17,153,596)
Net decrease from share transactions	(10,733,074)	(17,153,596)
Net decrease in net assets	(5,456,574)	(18,747,772)

NET ASSETS:
Beginning of period	80,550,358	99,298,130
End of period *	$75,093,784	$80,550,358

*Including accumulated net investment loss of:	$(672,570)	$(936,753)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,950,000	2,350,000
Shares sold	–	–
Shares redeemed	(250,000)	(400,000)
Shares outstanding, end of year	1,700,000	1,950,000

See Notes to Financial Statements.
9 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$41.31		$42.25	$44.07	$39.32	$39.59	$32.53

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.63		1.24	1.41	0.92	0.94	0.91
Net realized and unrealized gain/(loss)	2.69		(0.90)	(1.57)	4.85	1.25	6.97
Total from investment operations	3.32		0.34	(0.16)	5.77	2.19	7.88

DISTRIBUTIONS:
From net investment income	(0.46)		(1.28)	(1.66)	(1.02)	(2.27)	(0.82)
From tax return of capital	–		–	–	–	(0.19)	–
Total distributions	(0.46)		(1.28)	(1.66)	(1.02)	(2.46)	(0.82)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.86		(0.94)	(1.82)	4.75	(0.27)	7.06
NET ASSET VALUE, END OF PERIOD	$44.17		$41.31	$42.25	$44.07	$39.32	$39.59
TOTAL RETURN(b)	8.11%		0.61%	(0.38)%	14.90%	5.60%	24.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$75,094		$80,550	$99,298	$96,953	$108,137	$71,258

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.95	%(c)	2.86%	3.24%	2.21%	2.31%	2.47%
Portfolio turnover rate(d)	5%		8%	7%	11%	10%	4%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
11 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$74,892,656	$–	$–	$74,892,656
Short Term Investments	127,920	–	–	127,920
TOTAL	$75,020,576	$–	$–	$75,020,576

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities
The Fund may directly purchase securities of non-U.S. issuers. Investing in securities of non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.
12 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

D. Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Real Estate Investment Trusts (“REITs”)
As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic  areas  or  in  specific  property  types,  e.g.,  regional  malls,  shopping  centers,  office  buildings,  apartment  buildings  and  industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder.

H. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.
13 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

The tax character of the distribution paid during the fiscal years ended November 30, 2016 was as follows:

Ordinary Income
November 30, 2016
Cohen & Steers Global Realty Majors ETF	$2,806,590

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition  rule,  the  Modernization  Act  requires  that  post-enactment  net  capital  losses  be  used  before  pre-enactment  net  capital  losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2016, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Fund	Expiring in 2017	Expiring in 2018
Cohen & Steers Global Realty Majors ETF	$809,982	$187,815

At November 30, 2016, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Cohen & Steers Global Realty Majors ETF	$1,204,033	$2,460,001

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$11,088,332
Gross depreciation (excess of tax cost over value)	(2,724,994)
Net unrealized appreciation (depreciation)	8,363,338
Cost of investments for income tax purposes	$66,657,238

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

I. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
14 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2017, the Fund had no securities  on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund's expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$4,602,010	$4,168,036

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$–	$10,739,661
15 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, the Cohen and Steers Global Realty Majors ETF had in-kind net realized gain of $2,364,518.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.
16 | May 31, 2017

Cohen & Steers Global Realty Majors ETF

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
Cohen and Steers Global Realty Majors ETF	14.62%	0.00%

In early 2017, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2016 via Form 1099.  The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENT

Cohen & Steers is the Index Provider for the Cohen & Steers Global Realty Majors ETF. Cohen & Steers is not affiliated with the Trust, the Adviser or the Distributor. ALPS, an affiliate of the Adviser, and the Trust have entered into a license agreement with Cohen & Steers to use the Index.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY COHEN & STEERS CAPTIAL MANAGEMENT, INC. (“C&S”). C&S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. C&S’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF C&S AND OF ONE OR MORE C&S INDEXES, INCLUDING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY C&S WITHOUT REGARD TO ALPS OR THE FUND. C&S HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX. C&S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. C&S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE  ADMINISTRATION,  MARKETING  OR  PORTFOLIO  MANAGEMENT  OF  THE  FUND.  C&S  DOES  NOT  GUARANTEE  THE  ACCURACY  AND/OR  THE COMPLETENESS OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND C&S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. C&S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY  DATA  INCLUDED  THEREIN.  C&S  MAKES  NO  EXPRESS  OR  IMPLIED  WARRANTIES,  AND  EXPRESSLY  DISCLAIMS  ALL  WARRANTIES  OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL C&S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.
17 | May 31, 2017

SEMI-ANNUAL REPORT
May 31, 2017

HVPW

U.S. Equity High Volatility Put Write Index Fund (NYSE ARCA: HVPW)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes In Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	17

alpsfunds.com

U.S. Equity High Volatility Put Write Index Fund

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

The Underlying Index measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 40 stocks and a cash position. The 40 stocks on which options are sold (“written”) are those 40 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc. (the “NYSE Arca”), the Fund’s index provider (the “Index Provider”).

Fund Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
U.S. Equity High Volatility Put Write Index Fund - NAV	2.03%	5.05%	1.40%	2.62%
U.S. Equity High Volatility Put Write Index Fund - Market Price*	1.67%	4.90%	1.42%	2.65%
U.S. Equity High Volatility Put Write Total Return Index	2.72%	6.44%	3.01%	4.53%
S&P 500® Total Return Index	10.81%	17.47%	10.13%	13.90%

Total Expense Ratio (per the current prospectus) 0.95%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance  data  may  be  higher  or  lower  than  actual  data  quoted.  For  most  current  month-end  performance  data  please  visit www.alpsfunds.com or call 1.855.325.8020.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

Put Options: financial instruments that give the owner/buyer the right, but not the obligation, to sell a specified quantity of a security at a set price called the “strike” price on or before an agreed upon expiration date.

Volatility: the measure of a financial instrument’s price variation over time. Higher volatility suggests that a security’s value could vary over a larger range of values. This means that the price of the security could change dramatically over a short time period in either direction. Lower volatility suggests that a security’s value does not fluctuate dramatically, but changes in value at a steady pace over a period of time.

^	The Fund commenced Investment Operations on February 28, 2013.
*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NYSE Arca U.S. Equity High Volatility Put Write IndexSM - Total Return: measures the return of a hypothetical portfolio of listed put options on each of 40 stocks and a cash (U.S. T-Bill) position. The 40 underlying stocks on which options are written are a selection of the largest capitalized (over $5 billion in market cap) U.S. listed stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s Index provider. No more than 17.5% of the Index positions will be from the same sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The NYSE Arca U.S. Equity High Volatility Put Write Total Return IndexSM: is a service mark of NYSE Euronext or its affiliates and has been licensed for use by ALPS Advisors, Inc. in connection with the U.S. Equity High Volatility Put Write Index Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representations or warranties regarding the Trust or the Fund or the ability of the NYSE Arca U.S. Equity HighVolatility Put Write IndexSM to track general stock market performance.

S&P  500®   Total  Return  Index:  The  Standard  & Poor’s  composite  index  of  500  stocks,  a  widely  recognized,  unmanaged  index  of  common stock prices.
1 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Performance Overview	May 31, 2017 (Unaudited)

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The U.S. Equity High Volatility Put Write Index Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the U.S. Equity High Volatility Put Write Index Fund.

Growth Of $10,000 (as of May 31, 2017)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation* (as of May 31, 2017)

Government Bonds	100.66%
Written Options	-0.66%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.
2 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
U.S. Equity High Volatility Put Write Index Fund
Actual	$1,000.00	$1,020.30	0.95%	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT TERM INVESTMENTS (100.45%)
U.S. Treasury Bill Discount Notes
0.689%, 06/15/2017(a)(b)	$14,000,000	$13,996,024
0.753%, 07/20/2017(a)	3,700,000	3,695,708
0.730%, 08/17/2017(a)	13,100,000	13,074,429

TOTAL SHORT TERM INVESTMENTS
(Cost $30,772,165)		30,766,161

TOTAL INVESTMENTS (100.45%)
(Cost $30,772,165)		$30,766,161

NET LIABILITIES LESS OTHER ASSETS (-0.45%)		(138,507)

NET ASSETS (100.00%)		$30,627,654

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or a portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Activision Blizzard, Inc.	06/16/2017	$43.00	(177)	$(1,947)
Aecom	06/16/2017	30.00	(253)	(4,428)
Alcoa Corp.	06/16/2017	28.00	(272)	(1,360)
Arconic, Inc.	06/16/2017	22.00	(346)	(692)
Bioverativ, Inc.	06/16/2017	50.00	(152)	(3,420)
Cabot Oil & Gas Corp.	06/16/2017	20.00	(380)	(4,750)
CF Industries Holdings, Inc.	06/16/2017	22.50	(338)	(676)
Chemours Co.	06/16/2017	33.00	(230)	(2,300)
Diamondback Energy, Inc.	06/16/2017	85.00	(89)	(2,892)
DXC Technology Co.	06/16/2017	65.00	(117)	(585)
E*TRADE Financial Corp.	06/16/2017	30.00	(253)	(1,138)
Exelixis, Inc.	06/16/2017	18.00	(423)	(23,265)
Fleetcor Technologies, Inc.	06/16/2017	125.00	(60)	(1,500)
FMC Corp.	06/16/2017	60.00	(126)	(945)
Gap, Inc.	06/16/2017	22.00	(346)	(12,110)
H&R Block, Inc.	06/16/2017	20.00	(380)	(950)
Hanesbrands, Inc.	06/16/2017	19.00	(401)	(2,005)
Hasbro, Inc.	06/16/2017	87.50	(87)	(217)
Incyte Corp.	06/16/2017	105.00	(72)	(1,260)
Ionis Pharmaceuticals, Inc.	06/16/2017	39.00	(195)	(8,288)
Kohl’s Corp.	06/16/2017	35.00	(217)	(4,340)
L Brands, Inc.	06/16/2017	42.50	(179)	(895)
Lululemon Athletica, Inc.	06/16/2017	45.00	(169)	(23,914)
Mattel, Inc.	06/16/2017	19.00	(401)	(2,005)
Newfield Exploration Co.	06/16/2017	30.00	(253)	(5,060)
Nordstrom, Inc.	06/16/2017	40.00	(190)	(8,265)
NVIDIA Corp.	06/16/2017	90.00	(84)	(126)
Olin Corp.	06/16/2017	28.00	(272)	(8,840)
Palo Alto Networks, Inc.	06/16/2017	95.00	(80)	(1,800)
4 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Schedule of Investments	May 31, 2017 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS (continued)
Parsley Energy, Inc.	06/16/2017	$25.00	(304)	$(1,520)
Range Resources Corp.	06/16/2017	23.00	(331)	(23,997)
Seagate Technology PLC	06/16/2017	42.00	(181)	(7,331)
Seattle Genetics, Inc.	06/16/2017	55.00	(138)	(2,070)
Steel Dynamics, Inc.	06/16/2017	31.00	(245)	(4,288)
TD Ameritrade Holding Corp.	06/16/2017	33.00	(230)	(1,150)
TESARO, Inc.	06/16/2017	115.00	(66)	(15,510)
Tesla, Inc.	06/16/2017	260.00	(29)	(406)
Tripadvisor, Inc.	06/16/2017	37.00	(205)	(10,762)
United Rentals, Inc.	06/16/2017	97.50	(78)	(2,925)
Vertex Pharmaceuticals, Inc.	06/16/2017	100.00	(76)	(1,330)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $365,297)				$(201,262)

See Notes to Financial Statements
5 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

U.S. Equity High Volatility Put Write Index Fund
ASSETS:
Investments, at value	$30,766,161
Cash	87,625
Total Assets	30,853,786

LIABILITIES:
Written options, at value (Proceeds $365,297)	201,262
Payable to adviser	24,864
Payable for shares redeemed	6
Total Liabilities	226,132
NET ASSETS	$30,627,654

NET ASSETS CONSIST OF:
Paid-in capital	$30,410,317
Accumulated net investment loss	(70,673)
Accumulated net realized gain	129,979
Net unrealized appreciation	158,031
NET ASSETS	$30,627,654

INVESTMENTS, AT COST	$30,772,165

PRICING OF SHARES
Net Assets	$30,627,654
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,600,000
Net Asset Value, offering and redemption price per share	$19.14

See Notes to Financial Statements.
6 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

U.S. Equity High Volatility Put Write Index Fund
INVESTMENT INCOME:
Interest	$79,942
Total investment income	79,942

EXPENSES:
Investment adviser fees	150,615
Total Expenses	150,615
NET INVESTMENT LOSS	(70,673)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(901,623)
Net realized gain on written option contracts	1,643,143
Total realized gain	741,520
Net change in unrealized depreciation on investments	(2,228)
Net change in unrealized depreciation on written option contracts	(21,851)
Total change in unrealized depreciation	(24,079)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	717,441
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$646,768

See Notes to Financial Statements.
7 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment loss	$(70,673)	$(287,463)
Net realized gain	741,520	364,956
Net change in unrealized depreciation	(24,079)	(217,526)
Net increase/(decrease) in net assets resulting from operations	646,768	(140,033)

DISTRIBUTIONS TO SHAREHOLDERS:
Tax return of capital	(1,469,819)	(3,811,090)
Total distributions	(1,469,819)	(3,811,090)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,809,974	4,000,077
Cost of shares redeemed	(7,699,482)	(15,899,656)
Net decrease from share transactions	(3,889,508)	(11,899,579)
Net decrease in net assets	(4,712,559)	(15,850,702)

NET ASSETS:
Beginning of period	35,340,213	51,190,915
End of period*	$30,627,654	$35,340,213

*Including accumulated net investment loss of:	$(70,673)	$–

OTHER INFORMATION:
CAPTIAL SHARE TRANSACTIONS:
Beginning shares	1,800,000	2,400,000
Shares sold	200,000	200,000
Shares redeemed	(400,000)	(800,000)
Shares outstanding, end of period	1,600,000	1,800,000

See Notes to Financial Statements.
8 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014	For the Period February 28, 2013 (Commencement of Operations) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$19.63		$21.33		$23.76		$25.80	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.14)		(0.21)		(0.22)	(0.18)
Net realized and unrealized gain/(loss)	0.43		0.25		(0.15)		0.42	2.50
Total from investment operations	0.39		0.11		(0.36)		0.20	2.32

DISTRIBUTIONS:
From net investment income	–		–		–		–	(1.52)
Tax return of capital	(0.88)		(1.81)		(2.07)		(2.24)	–
Total distributions	(0.88)		(1.81)		(2.07)		(2.24)	(1.52)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.49)		(1.70)		(2.43)		(2.04)	0.80
NET ASSET VALUE, END OF PERIOD	$19.14		$19.63		$21.33		$23.76	$25.80
TOTAL RETURN(b)	2.03%		0.79%		(1.70%)		0.84%	9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$30,628		$35,340		$51,191		$52,281	$28,379

Ratio of expenses to average net assets	0.95	%(c)	0.95%		0.95%		0.95%	0.95	%(c)
Ratio of net investment loss to average net assets	(0.45	%)(c)	(0.70%)		(0.90%)		(0.92%)	(0.92	%)(c)
Portfolio turnover rate(d)	0%		0	%(e)	0	%(e)	0%	0%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)
The Fund typically holds no long positions at the end of each month because it is not part of the Fund’s principal investment strategy. The Fund held one long position which was excluded from the portfolio turnover calculation.

See Notes to Financial Statements.
9 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consists of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the U.S. Equity High Volatility Put Write Index Fund (the “Fund”).

The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Shares of the Fund (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 100,000 Shares, each of which is called a “Creation Unit.” Creation Units of the Fund are issued and redeemed for cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.  GAAP”). The  preparation  of  financial  statements in  conformity  with  U.S.  GAAP requires management to  make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

The Fund’s listed put options are valued at the mean of the most recent bid and ask prices.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
10 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity. Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

11 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2017:

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	$–	$30,766,161	$–	$30,766,161
Total	$–	$30,766,161	$–	$30,766,161

Other Financial Instruments*
Liabilities
Written Option Contracts	$(201,262)	$–	$–	$(201,262)
Total	$(201,262)	$–	$–	$(201,262)

*	Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are  recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders following each 60 day period. Any other net income or capital gains will be distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute, at the end of each 60-day period out of net investment income and/or net short-term capital gains, an amount of cash equal to 1.5% of the Fund’s net assets at the end of such 60-day period. If the Fund’s net investment income and net short-term capital gains are insufficient to support a 1.5% distribution in any 60-day period, the distribution will be reduced by the amount of the shortfall. As a result of the Fund’s investment strategy, it is not expected that the Fund will have income from long-term capital gains.

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

The tax character of the distributions paid during the fiscal year ended November 30, 2016 was as follows:

Tax Return of Capital
November 30, 2016
U.S. Equity High Volatility Put Write Index Fund	$3,811,090

12 | May 31, 2017

Notes to Financial Statements	May 31, 2017 (Unaudited)

At November 30, 2016 the U.S. Equity High Volatility Put Write Index Fund post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term
U.S. Equity High Volatility Put Write Index Fund	$611,541

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

U.S. Equity High Volatility Put Write Index Fund
Gross appreciation (excess of value over tax cost)	$–
Gross depreciation (excess of tax cost over value)	(6,004)
Net unrealized appreciation/ (depreciation)	(6,004)
Cost of investments for income tax purposes	$30,772,165

F. Income Taxes
No provision for income taxes are included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Derivative Instruments and Hedging Activities
The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective permits the Fund to purchase derivative contracts including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of the Fund and cash collateral received from the counterparty and non-cash collateral pledged by the Fund, if any, is noted in the Fund’s Schedule of Investments.

A written put option on an asset by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Market Risk Factors: In pursuit of the Fund’s investment objectives, the Fund will use derivatives to increase or decrease its exposure to the following market risk factors:
13 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

Equity Risk:  The value of the options sold by the Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the underlying stocks or ETFs underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks or ETFs participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally,  if  the  value  of  the  stocks  or  ETFs  underlying  the  options  sold  by  the  Fund  increases,  the  Fund’s  returns  will  not increase accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of its underlying stocks or ETFs.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks or ETFs do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written option contracts during the six months ended May 31, 2017, were as follows:

	Written Put Options
	Number of Contracts	Premiums
Options outstanding at November 30, 2016	(8,982)	$(599,619)
Options written	(26,444)	(1,658,587)
Options exercised	1,321	135,811
Options expired	23,808	1,640,447
Options closed	1,872	116,651
Options outstanding at May 31, 2017	(8,425)	(365,297)
Market Value, May 31, 2017		$(201,262)

The effect of derivatives instruments on the Statement of Assets and Liabilities as of May 31, 2017:

	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Written options, at value	$201,262
		$201,262

14 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

The effect of derivatives instruments on the Statement of Operations for the six months ended May 31, 2017:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss)on Derivatives Recognized in Income
U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Net realized gain on written option contracts/Net change in unrealized depreciation on written option contracts	$1,643,143	$(21,851)
Total		$1,643,143	$(21,851)

The average written option contracts volume for the Fund were 8,333 during the six months ended May 31, 2017.

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.95% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of common stock related to exercised written put options were as follows:

Fund	Purchases	Sales
U.S. Equity High Volatility Put Write Index Fund	$10,639,628	$9,766,166

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund on a cash basis only in Creation Unit size aggregations of 100,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund.
15 | May 31, 2017

U.S. Equity High Volatility Put Write Index Fund

Notes to Financial Statements	May 31, 2017 (Unaudited)

6.	SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

On June 8, 2017, the Board of the Trust authorized an orderly liquidation of the U.S. Equity High Volatility Put Write Index Fund. The Fund closed to new investors on June 21, 2017, and the NYSE ARCA halted trading in the Fund before the opening of trading on June 26, 2017. The effective date of the Fund’s liquidation was June 26, 2017.
16 | May 31, 2017

 U.S. Equity High Volatility Put Write Index Fund

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1- 800-SEC-0330. The Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The U.S. Equity High Volatility Put Write Index Fund is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or its affiliates (“NYSE Group”). NYSE Group makes no representation or warranty regarding the advisability of investing in securities generally, in The U.S. Equity High Volatility Put Write Index Fund particularly, or the ability of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM to track general stock market performance.

NYSE GROUP MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEXSM  OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOSS OF PROFITS), EVEN IF NOTIFIED OF THE POSSIBLIITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.
17 | May 31, 2017

SEMI-ANNUAL REPORT

May 31, 2017

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)
RiverFront Dynamic Unconstrained Income ETF (NYSE ARCA: RFUN)
RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)
RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)
RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic Unconstrained Income ETF	3
RiverFront Dynamic US Dividend Advantage ETF	5
RiverFront Dynamic US Flex-Cap ETF	8
RiverFront Strategic Income Fund	11
Disclosure of Fund Expenses	13
Financial Statements
Schedule of Investments
RiverFront Dynamic Core Income ETF	14
RiverFront Dynamic Unconstrained Income ETF	16
RiverFront Dynamic US Dividend Advantage ETF	18
RiverFront Dynamic US Flex-Cap ETF	20
RiverFront Strategic Income Fund	23
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	27
RiverFront Dynamic Unconstrained Income ETF	28
RiverFront Dynamic US Dividend Advantage ETF	29
RiverFront Dynamic US Flex-Cap ETF	30
RiverFront Strategic Income Fund	31
Financial Highlights	32
Notes to Financial Statements	37
Additional Information	45

alpsfunds.com

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
RiverFront Dynamic Core Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview
The Fund underperformed its benchmark by 0.11% over the six month period ended 5/31/17, based on its return at market. The primary source of its underperformance was the Fund’s strategy of limiting interest rate risk, by maintaining a shorter duration than its benchmark. As of 5/31/17 the Fund’s duration was about 3.66 years compared to about 5.95 years for its benchmark. Over the preceding six months intermediate (5 year) Treasury yields fell about 9 basis points (“bps”), long-term (10+ years) Treasury yields fell about 17 bps, while short-term (2 year) yields rose about 17 bps. The Fund had limited  exposure to maturities beyond 10 years, which negatively impacted performance. The negative impact of the short duration strategy was somewhat offset by the Fund’s strategy of investing primarily in investment grade corporate bonds (with a small percentage in non-investment grade corporate bonds), as spreads on the BofA Merrill Lynch US Corporate Index tightened 17 basis points over this time period. As of 5/31/17, the average credit quality of the Fund was approximately A-, compared to AA for its benchmark.

Performance (as of May 31, 2017)

	6 Months	Since Inception^
RiverFront Dynamic Core Income ETF – NAV	2.37%	0.56%
RiverFront Dynamic Core Income ETF – Market Price*	2.41%	0.76%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	2.52%	0.50%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.
1 | May 31, 2017

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2017)

The Home Depot, Inc., Sr. Unsec.	2.73%
Morgan Stanley, Sr. Unsec.	2.68%
The Southern Co., Sr. Unsec.	2.67%
Metlife Inc., Sr. Unsec.	2.51%
Flextronics International Ltd., Sr. Unsec.	2.38%
Verizon Communications, Inc., Sr. Unsec.	2.34%
Bank Of New York Mellon Corp., Sr. Unsec.	2.31%
L Brands, Inc., Sr. Unsec.	2.31%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Sr. Unsec.	2.29%
Charter Communications Operating LLC, First Lien	2.27%
Total% of Top 10 Holdings	24.49%
Asset Allocation* (as of May 31, 2017)

*	% of Total Investments.
^	Excludes Money Market Fund

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
RiverFront Dynamic Unconstrained Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview
The Fund underperformed its benchmark by 1.6% over the six months ended 5/31/17, based on its return at market. The Fund performed well on an absolute basis however, returning 5.26%. The Fund was mainly invested in high yield bonds over this period. The primary reason for the Fund’s underperformance versus its benchmark was its higher credit quality. The average credit quality of the Fund on 5/31/17 was approximately BB rated, compared to B+ rated for its benchmark. This was due to an underweight to lower rated (CCC and B-) bonds and an overweight to higher quality (BB) bonds. Over the preceding six months, BB rated bonds returned 5.7%, B rated bonds returned 6.8%, and CCC rated bond returned 11.1%.

Performance (as of May 31, 2017)

	6 Months	Since Inception^
RiverFront Dynamic Unconstrained Income ETF – NAV	5.06%	10.02%
RiverFront Dynamic Unconstrained Income ETF – Market Price*	5.26%	10.15%
BofA Merrill Lynch U.S. High Yield Master II Total Return Index	6.86%	13.07%

Total Expense Ratio (per the current prospectus) 0.53%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. Domestic market. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Unconstrained Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Unconstrained Income ETF.
3 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2017)

Newfield Exploration Co., Sr. Unsec.	2.72%
Iron Mountain, Inc., Sr. Sub.	2.62%
MGM Resorts International, Sr. Unsec.	2.56%
Centene Corp., Sr. Unsec.	2.40%
CIT Group, Inc., Sr. Unsec.	2.28%
ADT Corp., First Lien	2.11%
Weatherford International Ltd., Sr. Unsec.	2.10%
CenturyLink, Inc., Sr. Unsec.	2.09%
International Game Technology PLC, First Lien	2.07%
T-Mobile USA, Inc., Sr. Unsec.	2.07%
Total % of Top 10 Holdings	23.02%
Asset Allocation* (as of May 31, 2017)

*	% of Total Investments.
^	Excludes Money Market Fund

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
RiverFront Dynamic US Dividend Advantage ETF (the “Fund”) seeks to provide capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend growth. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview
The six-month period ended May 31, 2017 has been a lucrative time to be a U.S. equity investor. Over that time period the S&P 500 rose nearly 11% and the S&P 1500 gained just over 10%. Unfortunately, for the dividend-oriented investor, four out of the five most popular dividend indexes returned less than 8% over the same period. The Fund had a similar experience returning 7.14% versus its S&P 500 benchmark of 10.81%. The underperformance of dividend stocks during a ‘hot market’ is disappointing but not surprising given that dividend-paying stocks are generally viewed as slower growth and more defensive.

Fund-Level Attribution
The Fund trailed its benchmark by 367 bps (“bp” = 1/100 of 1%) for the six-month period ended May 31, 2017. The source of its underperformance largely came from poor security selection.

1.
Sector Allocation: Slight Negative: The sector allocations in the Fund are determined through a bottoms-up process that ranks stocks on three fundamental cornerstones: value, quality and momentum/sentiment. If a sector produces more highly ranked stocks relative to another sector, that sector’s allocation is allowed to exceed its benchmark by a tolerable level, and vice versa. Sector allocation was a minor detractor for the Fund’s performance.

2.
Security Selection: Negative: The investment selection process behind the Fund is built on making a number of small bets in the portfolio and avoiding the larger bets that many smart beta products rely on. This means that there are rarely just one or two things contributing to the returns. In 2017, RiverFront’s equity selection posted negative results in aggregate.

2017 Outlook:
We continue to have a constructive but muted outlook for the US equity markets. As of May 31, our proprietary Price Matters methodology shows U.S. Large-caps between 5-10% above their long-term historical averages and U.S. mid and small-caps 10-20% above their historical averages. Valuations ‘near’ or ‘slightly above’ long-term averages, in our view, are not significantly high enough to end the bull market that began in 2009, but will likely translate to returns below their long-term averages.

While broad market returns in the U.S. are expected to be muted, we continue to anticipate better returns for strategies that favor more selective exposures. Historically, this has been a normal transition that occurs as a bull market matures. Essentially, in the early stages of a bull market, “the rising tide lifts all boats,” making investment strategies that emphasize broad indexes, like the S&P 500, difficult to beat. We believe this stage of the current bull market was extended several years beyond normal by three successive quantitative easing (QE) programs that created an abnormally high tide. As we enter the ninth year of this bull market and money printing is becoming a more distant memory, we believe the baton of investment success will be passed to more selective strategies that differentiate among sectors, industries and stocks.

We believe this transition favors the ‘active’ and ‘fundamental’ stock-picking strategies that are emphasized in RiverFront’s sub-advised U.S. ETFs.
5 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2017 (Unaudited)

Performance (as of May 31, 2017)

	6 Months	Since Inception^
RiverFront Dynamic US Dividend Advantage ETF – NAV	7.14%	14.26%
RiverFront Dynamic US Dividend Advantage ETF – Market Price*	7.06%	14.26%
S&P 500® Total Return Index	10.81%	16.74%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.
6 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Apple, Inc.	3.10%
Wal‐Mart Stores, Inc.	2.39%
Intel Corp.	2.37%
Facebook, Inc., Class A	2.24%
HealthSouth Corp.	1.93%
Pfizer, Inc.	1.85%
Texas Instruments, Inc.	1.80%
International Business Machines Corp.	1.75%
Applied Materials, Inc.	1.72%
Wells Fargo & Co.	1.62%
Total % of Top 10 Holdings	20.77%
Asset Allocation* (as of May 31, 2017)

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
7 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
RiverFront Dynamic US Flex-Cap ETF (the “Fund”) seeks to provide capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview
The six-month period ended May 31, 2017 has been a lucrative time to be a U.S. equity investor. Over that time period the S&P 500 rose nearly 11% and the S&P 1500 gained just over 10%.

Fund-Level Attribution
The Fund trailed its benchmark (S&P 1500) by 150 bps (“bp” = 1/100 of 1%) for the six-month period ended May 31, 2017. The source of its underperformance came from poor security selection.

1.
Sector Allocation: Positive: The sector allocations in the Fund are determined through a bottoms-up process that ranks stocks on three fundamental cornerstones: value, quality and momentum/sentiment. If a sector produces more highly ranked stocks relative to another sector, that sector’s allocation is allowed to exceed its benchmark by a tolerable level, and vice versa. Sector allocation was a positive contributor to the Fund’s performance.

2.
Security Selection: Negative: The investment selection process behind the Fund is built on making a number of small bets in the portfolio and avoiding the larger bets that many smart beta products rely on. This means that there are rarely just one or two things contributing to the returns. In 2017, RiverFront’s equity selection posted negative results in aggregate.

2017 Outlook:
We continue to have a constructive but muted outlook for the US equity markets. As of May 31, our proprietary Price Matters methodology shows US Large-caps between 5-10% above their long-term historical averages and U.S. mid and small-caps 10-20% above their historical averages. Valuations ‘near’ or ‘slightly above’ long-term averages, in our view, are not significantly high enough to end the bull market that began in 2009, but will likely translate to returns below their long-term averages.

While broad market returns in the U.S. are expected to be muted, we continue to anticipate better returns for strategies that favor more selective exposures. Historically, this has been a normal transition that occurs as a bull market matures. Essentially, in the early stages of a bull market, “the rising tide lifts all boats,” making investment strategies that emphasize broad indexes, like the S&P 500, difficult to beat. We believe this stage of the current bull market was extended several years beyond normal by three successive quantitative easing (QE) programs that created an abnormally high tide. As we enter the ninth year of this bull market and money printing is becoming a more distant memory, we believe the baton of investment success will be passed to more selective strategies that differentiate among sectors, industries and stocks.

We believe this transition favors the ‘active’ and ‘fundamental’ stock-picking strategies that are emphasized in RiverFront’s sub-advised U.S. ETFs.
8 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2017 (Unaudited)

Performance (as of May 31, 2017)

	6 Months	Since Inception^
RiverFront Dynamic US Flex-Cap ETF – NAV	8.75%	16.85%
RiverFront Dynamic US Flex-Cap ETF – Market Price*	8.71%	16.89%
S&P Composite 1500® Total Return Index	10.25%	16.69%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

S&P Composite 1500® Index is the Standard & Poor’s broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Flex-Cap ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Flex-Cap ETF.
9 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Apple, Inc.	3.80%
United Rentals, Inc.	2.77%
Facebook, Inc., Class A	2.37%
Amazon.com, Inc.	2.26%
Wells Fargo & Co.	1.70%
International Business Machines Corp.	1.47%
Cigna Corp.	1.42%
Carnival Corp.	1.36%
Royal Caribbean Cruises Ltd.	1.36%
Gilead Sciences, Inc.	1.30%
Total % of Top 10 Holdings	19.81%
Asset Allocation* (as of May 31, 2017)

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
10 | May 31, 2017

RiverFront Strategic Income Fund

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview
The Fund outperformed its benchmark by 1.27% over the six month period ended 5/31/17, based on its return at market. The primary source of the Fund’s outperformance was assuming a higher level of credit risk than the benchmark. Over the preceding six months, the Fund continued to be invested primarily in shorter-maturity, higher quality, below investment grade rated bonds. The average credit quality of the Fund was approximately BB-rated, compared to AA-rated for its benchmark. This lower credit strategy positively contributed to performance as risk premiums on lower rated bonds tightened significantly more than those on higher quality bonds over the preceding six months. For example, spreads on the BofA Merrill Lynch 1-5 Year BB US High Yield Index narrowed 69 basis points (“bps”) while spreads on the BofA Merrill Lynch US Corporate Bond Index tightened 17 bps over the six months. The significant spread tightening lead to meaningful price appreciation in addition to the incremental income. As of 5/31/17, the duration of the Fund was about 2.4 years compared to about 5.95 years for its benchmark.

Performance (as of May 31, 2017)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	3.50%	7.16%	3.96%	4.85%
RiverFront Strategic Income Fund – Market Price*	3.79%	7.37%	3.92%	4.90%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	2.52%	1.58%	2.53%	3.11%

Total Expense Ratio (per the current prospectus) 0.47%. Net Expense Ratio (per the current prospectus) 0.17%. Net expense ratio reflects the Sub-Adviser’s decision to voluntarily waive its sub-advisory fee until at least March 31, 2018. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.
11 | May 31, 2017

RiverFront Strategic Income Fund

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2017)

WESCO Distribution, Inc., Sr. Unsec.	3.05%
Tesoro Corp., Sr. Unsec.	2.79%
Ball Corp., Sr. Unsec.	2.72%
Pinnacle Foods Finance LLC, Sr. Unsec.	2.69%
Celanese US Holdings LLC, Sr. Unsec.	2.60%
Newfield Exploration Co., Sr. Unsec.	2.50%
MGM Resorts International, Sr. Unsec.	2.46%
Goodyear Tire & Rubber Co., Sr. Unsec.	2.46%
DISH DBS Corp., Sr. Unsec.	2.41%
Lear Corp., Sr. Unsec.	2.39%
Total % of Top 10 Holdings	33.57%
Asset Allocation* (as of May 31, 2017)

*	% of Total Investments.
^	Excludes Money Market Fund

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
12 | May 31, 2017

RiverFront ETFs

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
RiverFront Dynamic Core Income ETF
Actual	$1,000.00	$1,023.70	0.51%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic Unconstrained Income ETF
Actual	$1,000.00	$1,050.60	0.51%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic US Dividend Advantage ETF
Actual	$1,000.00	$1,071.40	0.52%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Dynamic US Flex‐Cap ETF
Actual	$1,000.00	$1,087.50	0.52%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Strategic Income Fund
Actual	$1,000.00	$1,035.00	0.16%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

13 | May 31, 2017

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (92.14%)
Consumer Discretionary (11.77%)
Charter Communications Operating LLC, First Lien
3.58%, 07/23/2020	$668,000	$694,895
Comcast Corp., Sr. Unsec.
5.15%, 03/01/2020	637,000	694,515
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025(a)	675,000	700,313
The Home Depot, Inc., Sr. Unsec.
2.63%, 06/01/2022	818,000	835,377
L Brands, Inc., Sr. Unsec.
7.00%, 05/01/2020	635,000	707,758
Total Consumer Discretionary		3,632,858

Consumer Staples (8.78%)
Anheuser‐Busch InBev Finance, Inc., Sr. Unsec.
2.65%, 02/01/2021	668,000	678,905
Constellation Brands, Inc., Sr. Unsec.
4.25%, 05/01/2023	600,000	645,711
4.75%, 12/01/2025	100,000	109,934
CVS Health Corp., Sr. Unsec.
2.25%, 08/12/2019	625,000	630,157
PepsiCo, Inc., Sr. Unsec.
3.10%, 07/17/2022	620,000	645,719
Total Consumer Staples		2,710,426

Energy (5.81%)
Enterprise Products Operating LLC, Sr. Unsec.
3.35%, 03/15/2023	668,000	689,410
Kinder Morgan, Inc., Sr. Unsec.
3.05%, 12/01/2019	668,000	682,719
Petroleos Mexicanos, Sr. Unsec.
8.00%, 05/03/2019	381,000	421,234
Total Energy		1,793,363

Financials (23.65%)
Bank of America Corp., Sr. Unsec.
3.30%, 01/11/2023	668,000	680,432
The Bank of New York Mellon Corp., Sr. Unsec.
2.45%, 11/27/2020	700,000	707,764
Citigroup Inc., Sr. Unsec.
2.65%, 10/26/2020	402,000	406,280
2.70%, 03/30/2021	324,000	326,875
The Goldman Sachs Group, Inc., Sr. Unsec.
2.55%, 10/23/2019	668,000	675,242
HSBC Finance Corp., Sub.
6.68%, 01/15/2021	548,000	623,883
Security Description	Principal Amount	Value
Financials (continued)
JPMorgan Chase & Co., Sub.
3.38%, 05/01/2023	$668,000	$681,005
MetLife Inc., Sr. Unsec.
7.72%, 02/15/2019	700,000	768,058
Morgan Stanley, Sr. Unsec.
5.63%, 09/23/2019	760,000	819,266
The PNC Financial Services Group Inc., Sr. Unsec.
3.15%, 05/19/2027	150,000	150,576
US Bancorp., Sr. Unsec.
2.63%, 01/24/2022	175,000	177,585
3.00%, 03/15/2022	500,000	514,682
Wells Fargo & Co., Sr. Unsec.
2.13%, 04/22/2019	500,000	503,153
2.55%, 12/07/2020	231,000	233,863
4.60%, 04/01/2021	29,000	31,426
Total Financials		7,300,090

Health Care (8.41%)
AbbVie, Inc., Sr. Unsec.
2.90%, 11/06/2022	668,000	676,015
Allergan Funding SCS, Sr. Unsec.
3.00%, 03/12/2020	668,000	683,085
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
4.13%, 10/15/2020(a)	600,000	630,372
Pfizer, Inc., Sr. Unsec.
3.00%, 12/15/2026	600,000	604,184
Total Health Care		2,593,656

Industrials (6.61%)
General Electric Co., Sr. Unsec.
2.70%, 10/09/2022	668,000	684,015
International Lease Finance Corp., Sr. Unsec.
8.25%, 12/15/2020	300,000	355,542
5.88%, 08/15/2022	300,000	341,216
USG Corp., Sr. Unsec.
4.88%, 06/01/2027(a)	650,000	658,125
Total Industrials		2,038,898

Information Technology (9.16%)
Apple, Inc., Sr. Unsec.
2.40%, 05/03/2023	503,000	500,954
Cisco Systems, Inc., Sr. Unsec.
4.95%, 02/15/2019	561,000	592,675
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	668,000	728,292
International Business Machines Corp., Sr. Unsec.
2.88%, 11/09/2022	550,000	564,097

See Notes to Financial Statements.
14 | May 31, 2017

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Information Technology (continued)
Microsoft Corp., Sr. Unsec.
2.00%, 08/08/2023	$450,000	$439,965
Total Information Technology		2,825,983

Materials (4.55%)
The Dow Chemical Co., Sr. Unsec.
4.25%, 11/15/2020	600,000	638,715
3.00%, 11/15/2022	100,000	102,056
The Sherwin‐Williams Co., Sr. Unsec.
3.45%, 08/01/2025	650,000	663,323
Total Materials		1,404,094

Real Estate (2.38%)
Boston Properties LP, Sr. Unsec.
3.85%, 02/01/2023	600,000	632,621
3.13%, 09/01/2023	100,000	101,531
Total Real Estate		734,152

Telecommunication Services (4.50%)
AT&T, Inc., Sr. Unsec.
2.45%, 06/30/2020	668,000	671,393
Verizon Communications, Inc., Sr. Unsec.
4.50%, 09/15/2020	668,000	716,603
Total Telecommunication Services		1,387,996

Utilities (6.52%)
Dominion Energy Inc., Sr. Unsec.
5.20%, 08/15/2019	500,000	533,691
Duke Energy Corp., Sr. Unsec.
1.80%, 09/01/2021	675,000	660,778
The Southern Co., Sr. Unsec.
2.95%, 07/01/2023	818,000	816,255
Total Utilities		2,010,724

TOTAL CORPORATE BONDS (Cost $28,191,304)		28,432,240

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.08%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	2,185,581	$2,185,581

TOTAL SHORT TERM INVESTMENTS (Cost $2,185,581)			2,185,581
Value
TOTAL INVESTMENTS (99.22%) (Cost $30,376,885)	$30,617,821

NET OTHER ASSETS AND LIABILITIES (0.78%)	240,596

NET ASSETS (100.00%)	$30,858,417

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,988,810, representing 6.44% of net assets.

See Notes to Financial Statements.
15 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (94.89%)
Consumer Discretionary (24.40%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$150,000	$158,625
Cablevision Systems Corp., Sr. Unsec.
5.88%, 09/15/2022	150,000	156,000
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	150,000	154,031
Clear Channel Worldwide Holdings, Inc., Sr. Unsec.
6.50%, 11/15/2022	150,000	155,813
DISH DBS Corp., Sr. Unsec.
5.88%, 11/15/2024	150,000	160,313
The Goodyear Tire & Rubber Co., Sr. Unsec.
5.00%, 05/31/2026	150,000	154,968
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	100,000	100,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025(a)	150,000	155,625
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	150,000	162,974
KB Home, Sr. Unsec.
7.50%, 09/15/2022	30,000	34,170
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	100,000	104,280
Lennar Corp., Sr. Unsec.
4.50%, 04/30/2024	30,000	30,413
MGM Resorts International, Sr. Unsec.
4.63%, 09/01/2026	200,000	201,249
PulteGroup, Inc., Sr. Unsec.
5.50%, 03/01/2026	30,000	31,819
Service Corp. International, Sr. Unsec.
5.38%, 05/15/2024	150,000	158,610
Total Consumer Discretionary		1,919,390

Consumer Staples (4.90%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec.
5.88%, 01/15/2024	100,000	107,000
Spectrum Brands, Inc., Sr. Unsec.
5.75%, 07/15/2025	110,000	117,436
Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	$150,000	$160,875
Total Consumer Staples		385,311

Energy (10.21%)
Cheniere Corpus Christi Holdings LLC, First Lien
7.00%, 06/30/2024	100,000	112,500
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	100,000	100,500
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	200,000	214,000
Southwestern Energy Co., Sr. Unsec.
5.80%, 01/23/2020(b)	100,000	101,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
6.38%, 05/01/2024	100,000	109,250
Weatherford International Ltd., Sr. Unsec.
9.63%, 03/01/2019	150,000	165,375
Total Energy		803,375

Financials (3.55%)
CIT Group, Inc., Sr. Unsec.
5.00%, 08/15/2022	165,000	178,976
Navient Corp., Sr. Unsec.
6.13%, 03/25/2024	100,000	100,280
Total Financials		279,256

Health Care (9.64%)
Centene Corp., Sr. Unsec.
4.75%, 05/15/2022	76,000	79,648
6.13%, 02/15/2024	100,000	108,905
DaVita, Inc., Sr. Unsec.
5.00%, 05/01/2025	150,000	149,438
HCA, Inc., Sec.
5.00%, 03/15/2024	150,000	161,085
HealthSouth Corp., Sr. Unsec.
5.75%, 11/01/2024	100,000	103,750
Tenet Healthcare Corp., Sec.
4.75%, 06/01/2020	150,000	155,813
Total Health Care		758,639

Industrials (17.72%)
ADT Corp., First Lien
6.25%, 10/15/2021	150,000	165,749
CNH Industrial NV, Sr. Unsec.
4.50%, 08/15/2023	100,000	103,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Sr. Unsec.
6.00%, 08/01/2020	150,000	154,313

See Notes to Financial Statements.
16 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Industrials (continued)
Owens‐Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	$150,000	$157,125
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	100,000	105,313
Terex Corp., Sr. Unsec.
5.63%, 02/01/2025(a)	100,000	102,625
TransDigm, Inc., Sr. Sub.
6.00%, 07/15/2022	30,000	31,159
United Rentals North America, Inc., Sr. Unsec.
5.88%, 09/15/2026	150,000	159,561
USG Corp., Sr. Unsec.
4.88%, 06/01/2027(a)	150,000	151,875
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 06/15/2024	150,000	156,750
XPO Logistics, Inc., Sr. Unsec.
6.50%, 06/15/2022(a)	100,000	106,545
Total Industrials		1,394,515

Information Technology (3.83%)
First Data Corp., First Lien
5.38%, 08/15/2023(a)	100,000	105,250
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	150,000	161,044
Western Digital Corp., Sr. Unsec.
10.50%, 04/01/2024	30,000	35,235
Total Information Technology		301,529

Materials (12.27%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	100,000	108,625
ArcelorMittal, Sr. Unsec.
6.75%, 02/25/2022(b)	100,000	113,000
Ashland LLC, Sr. Unsec.
4.75%, 08/15/2022	150,000	156,750
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	150,000	153,375
Freeport‐McMoRan, Inc., Sr. Unsec.
6.50%, 11/15/2020(a)	100,000	104,008
Graphic Packaging International, Inc., Sr. Unsec.
4.88%, 11/15/2022	100,000	105,625
Teck Resources Ltd., Sr. Unsec.
8.50%, 06/01/2024(a)	100,000	115,750
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	100,000	107,972
Total Materials		965,105
Security Description	Principal Amount	Value
Real Estate (3.03%)
Equinix, Inc., Sr. Unsec.
5.75%, 01/01/2025	$30,000	$32,550
Iron Mountain, Inc., Sr. Sub.
5.75%, 08/15/2024	200,000	206,250
Total Real Estate		238,800

Telecommunication Services (5.34%)
CenturyLink, Inc., Sr. Unsec.
7.50%, 04/01/2024	150,000	164,624
Level 3 Financing, Inc., Sr. Unsec.
5.38%, 01/15/2024	30,000	31,519
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	56,000	61,530
T‐Mobile USA, Inc., Sr. Unsec.
6.50%, 01/15/2024	150,000	162,788
Total Telecommunication Services		420,461

TOTAL CORPORATE BONDS (Cost $7,220,034)		7,466,381

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.08%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	399,378	$399,378

TOTAL SHORT TERM INVESTMENTS (Cost $399,378)			399,378

TOTAL INVESTMENTS (99.97%) (Cost $7,619,412)			$7,865,759

NET OTHER ASSETS AND LIABILITIES (0.03%)			2,515

NET ASSETS (100.00%)			$7,868,274

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,001,681, representing 25.44% of net assets.

(b)	Represents a step bond. Rate disclosed is as of May 31, 2017.

See Notes to Financial Statements.

17 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.66%)
Consumer Discretionary (10.94%)
Amazon.com, Inc.(a)	392	$389,891
Best Buy Co., Inc.	4,790	284,478
Carnival Corp.	4,771	305,678
CBS Corp., Class B	2,354	143,853
Darden Restaurants, Inc.	3,815	339,268
Dunkin' Brands Group, Inc.	2,947	172,429
Ford Motor Co.	38,345	426,396
Garmin Ltd.	3,251	169,182
International Game Technology PLC	18,691	331,765
Jack in the Box, Inc.	2,938	313,132
Mattel, Inc.	584	13,379
McDonald's Corp.	1,322	199,477
Meredith Corp.	5,243	283,646
Scripps Networks Interactive, Inc., Class A	2,366	156,677
Target Corp.	3,090	170,414
Total Consumer Discretionary		3,699,665

Consumer Staples (9.02%)
Altria Group, Inc.	3,200	241,408
CVS Health Corp.	3,013	231,489
Flowers Foods, Inc.	23,584	435,832
Kimberly‐Clark Corp.	605	78,487
PepsiCo, Inc.	2,940	343,598
Sysco Corp.	6,331	345,419
Unilever NV	7,456	423,352
Walgreens Boots Alliance, Inc.	1,799	145,755
Wal‐Mart Stores, Inc.	10,247	805,414
Total Consumer Staples		3,050,754

Energy (5.13%)
Chevron Corp.	3,416	353,488
Exxon Mobil Corp.	5,904	475,273
Kinder Morgan, Inc.	3,144	58,981
Occidental Petroleum Corp.	2,422	142,728
ONEOK, Inc.	5,143	255,504
Phillips 66	2,339	178,021
The Williams Cos, Inc.	9,481	271,157
Total Energy		1,735,152

Financials (15.89%)
Bank of America Corp.	14,583	326,805
Berkshire Hathaway, Inc., Class B(a)	3,189	527,078
Federated Investors, Inc., Class B	7,757	206,026
First American Financial Corp.	8,696	378,450
Greenhill & Co., Inc.	12,541	253,955
The Hartford Financial Services Group, Inc.	10,340	510,693
JPMorgan Chase & Co.	5,874	482,549
Old Republic International Corp.	12,366	244,599
PacWest Bancorp	3,633	169,552
People's United Financial, Inc.	10,442	173,024
Security Description	Shares	Value
Financials (continued)
The Progressive Corp.	4,136	$175,490
S&P Global, Inc.	1,913	273,196
T Rowe Price Group, Inc.	6,432	453,070
Umpqua Holdings Corp.	21,355	361,860
Wells Fargo & Co.	10,698	547,096
XL Group Ltd.	6,639	290,058
Total Financials		5,373,501

Health Care (12.48%)
AbbVie, Inc.	2,698	178,122
Aetna, Inc.	2,432	352,300
AmerisourceBergen Corp.	4,852	445,268
Anthem, Inc.	414	75,493
Cardinal Health, Inc.	2,245	166,781
Cigna Corp.	2,349	378,729
Gilead Sciences, Inc.	7,350	476,942
HealthSouth Corp.	14,361	650,983
McKesson Corp.	1,695	276,438
Merck & Co., Inc.	4,810	313,179
PDL BioPharma, Inc.	118,486	283,182
Pfizer, Inc.	19,113	624,039
Total Health Care		4,221,456

Industrials (6.60%)
The Boeing Co.	2,226	417,664
Eaton Corp. PLC	6,215	480,916
Emerson Electric Co.	4,675	276,386
Expeditors International of Washington, Inc.	2,632	140,496
General Cable Corp.	15,595	258,097
Honeywell International, Inc.	1,232	163,844
MSA Safety, Inc.	2,836	230,000
United Parcel Service, Inc., Class B	2,511	266,091
Total Industrials		2,233,494

Information Technology (24.77%)
Alphabet, Inc., Class C(a)	290	279,809
Analog Devices, Inc.	2,014	172,721
Apple, Inc.	6,836	1,044,268
Applied Materials, Inc.	12,612	578,639
Cognizant Technology Solutions Corp., Class A	7,687	514,337
Facebook, Inc., Class A(a)	4,979	754,119
HP, Inc.	14,301	268,287
Intel Corp.	22,173	800,667
InterDigital, Inc.	3,921	317,601
International Business Machines Corp.	3,861	589,304
Leidos Holdings, Inc.	7,884	438,035
Microchip Technology, Inc.	3,801	316,623
Micron Technology, Inc.(a)	10,492	322,839
NetApp, Inc.	6,026	243,993
NVIDIA Corp.	2,656	383,394
QUALCOMM, Inc.	3,263	186,872

See Notes to Financial Statements.

18 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Science Applications International Corp.	2,171	$164,974
Texas Instruments, Inc.	7,379	608,694
Western Digital Corp.	4,340	390,860
Total Information Technology		8,376,036

Materials (4.45%)
Avery Dennison Corp.	2,483	209,218
Cabot Corp.	3,392	177,164
Compass Minerals International, Inc.	2,764	177,311
International Paper Co.	5,764	304,800
LyondellBasell Industries NV, Class A	4,506	362,823
Rayonier Advanced Materials, Inc.	15,719	273,353
Total Materials		1,504,669

Real Estate (2.56%)
LaSalle Hotel Properties	11,592	329,792
The Macerich Co.	2,181	125,211
Washington Prime Group, Inc.	53,926	411,456
Total Real Estate		866,459

Telecommunication Services (3.52%)
AT&T, Inc.	11,884	457,890
CenturyLink, Inc.	15,307	381,910
Verizon Communications, Inc.	7,548	352,039
Total Telecommunication Services		1,191,839

Utilities (4.30%)
American Electric Power Co., Inc.	1,956	140,402
Consolidated Edison, Inc.	4,865	402,773
Duke Energy Corp.	1,987	170,246
Entergy Corp.	4,083	322,802
FirstEnergy Corp.	4,436	129,709
The Southern Co.	5,708	288,882
Total Utilities		1,454,814

TOTAL COMMON STOCKS (Cost $32,419,527)		33,707,839

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	19,858	$19,858

TOTAL SHORT TERM INVESTMENTS (Cost $19,858)			19,858
Value
TOTAL INVESTMENTS (99.72%) (Cost $32,439,385)	$33,727,697

NET OTHER ASSETS AND LIABILITIES (0.28%)	95,018

NET ASSETS (100.00%)	$33,822,715

(a)	Non income producing security.

See Notes to Financial Statements.

19 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Consumer Discretionary (14.86%)
Amazon.com, Inc.(a)	593	$589,810
American Axle & Manufacturing Holdings, Inc.(a)	4,463	67,436
American Public Education, Inc.(a)	2,561	56,342
Best Buy Co., Inc.	3,325	197,472
Boyd Gaming Corp.(a)	3,032	77,043
Brunswick Corp.	1,417	78,303
Carnival Corp.	5,562	356,357
Cooper‐Standard Holdings, Inc.(a)	795	85,868
Darden Restaurants, Inc.	3,724	331,175
Delphi Automotive PLC	1,944	171,014
Dollar General Corp.	1,888	138,560
Entercom Communications Corp., Class A	4,797	49,409
Ford Motor Co.	12,764	141,936
GameStop Corp., Class A	2,333	51,653
International Game Technology PLC	10,797	191,647
Kate Spade & Co.(a)	6,274	115,567
McDonald's Corp.	1,998	301,478
Office Depot, Inc.	12,329	63,001
The Priceline Group, Inc.(a)	52	97,609
Rent‐A‐Center, Inc.	6,180	70,514
Royal Caribbean Cruises Ltd.	3,224	355,220
Ulta Beauty, Inc.(a)	770	234,727
Williams‐Sonoma, Inc.	1,277	62,139
Total Consumer Discretionary		3,884,280

Consumer Staples (6.50%)
Alliance One International, Inc.(a)	4,100	43,050
Altria Group, Inc.	1,944	146,655
The Boston Beer Co., Inc., Class A(a)	704	100,496
CVS Health Corp.	1,387	106,563
Flowers Foods, Inc.	5,928	109,549
The Hain Celestial Group, Inc.(a)	1,952	68,183
Kimberly‐Clark Corp.	468	60,714
The Kroger Co.	3,318	98,810
PepsiCo, Inc.	1,417	165,605
Unilever NV	2,731	155,066
United Natural Foods, Inc.(a)	2,839	113,390
Walgreens Boots Alliance, Inc.	3,041	246,382
Wal‐Mart Stores, Inc.	3,626	285,004
Total Consumer Staples		1,699,467

Energy (4.04%)
Bill Barrett Corp.(a)	8,046	27,839
Chevron Corp.	2,266	234,486
Ensco PLC, Class A	11,251	70,206
Exxon Mobil Corp.	1,815	146,108
Kinder Morgan, Inc.	10,148	190,376
Noble Corp. PLC	7,734	31,323
Occidental Petroleum Corp.	1,567	92,343
Rowan Cos PLC, Class A(a)	3,830	46,113
Transocean Ltd.(a)	6,115	55,585

Security Description	Shares	Value
Energy (continued)
Unit Corp.(a)	1,966	$35,054
The Williams Cos, Inc.	4,455	127,413
Total Energy		1,056,846

Financials (15.95%)
American Express Co.	4,157	319,840
Banc of California, Inc.	4,152	84,286
Bank of the Ozarks, Inc.	786	34,741
Berkshire Hathaway, Inc., Class B(a)	1,066	176,188
Brookline Bancorp, Inc.	5,057	69,787
Capital One Financial Corp.	1,418	109,073
Capstead Mortgage Corp.	7,328	77,237
Citigroup, Inc.	3,770	228,236
E*Trade Financial Corp.(a)	1,493	51,673
Fifth Third Bancorp.	10,559	250,671
First American Financial Corp.	6,437	280,138
First Horizon National Corp.	1,478	25,037
The Goldman Sachs Group, Inc.	1,444	305,059
The Hartford Financial Services Group, Inc.	5,919	292,339
Northern Trust Corp.	2,986	261,096
Old Republic International Corp.	3,233	63,949
PrivateBancorp, Inc.	1,344	80,089
The Progressive Corp.	3,988	169,211
Signature Bank(a)	1,582	226,258
T Rowe Price Group, Inc.	2,880	202,867
Virtus Investment Partners, Inc.	412	41,488
Wells Fargo & Co.	8,671	443,434
Wintrust Financial Corp.	616	42,356
XL Group Ltd.	7,705	336,631
Total Financials		4,171,684

Health Care (12.77%)
Aetna, Inc.	2,141	310,145
AmerisourceBergen Corp.	2,033	186,568
ANI Pharmaceuticals, Inc.(a)	734	32,068
Cambrex Corp.(a)	1,560	83,928
Cigna Corp.	2,298	370,508
Community Health Systems, Inc.(a)	6,449	57,074
DaVita, Inc.(a)	2,928	194,009
Endo International PLC(a)	14,816	195,275
Express Scripts Holding Co.(a)	1,813	108,327
Gilead Sciences, Inc.	5,226	339,116
HCA Healthcare, Inc.(a)	1,653	135,397
Hologic, Inc.(a)	1,387	60,071
Lannett Co., Inc.(a)(b)	2,143	43,074
Mallinckrodt PLC(a)	5,901	254,510
McKesson Corp.	1,992	324,875
Molina Healthcare, Inc.(a)	3,693	238,457
Mylan NV(a)	1,004	39,136
Perrigo Co. PLC	613	44,657
Supernus Pharmaceuticals, Inc.(a)	3,159	118,778
Teleflex, Inc.	508	101,610
United Therapeutics Corp.(a)	552	66,731

See Notes to Financial Statements.
20 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Universal Health Services, Inc., Class B	304	$34,553
Total Health Care		3,338,867

Industrials (11.04%)
Allegiant Travel Co.	217	29,729
AO Smith Corp.	893	48,999
Apogee Enterprises, Inc.	975	51,948
The Boeing Co.	813	152,543
Civeo Corp.(a)	54,821	101,967
Curtiss‐wright Corp.	1,570	141,347
Expeditors International of Washington, Inc.	4,017	214,427
General Cable Corp.	3,292	54,483
The Greenbrier Cos, Inc.	2,301	101,819
Hub Group, Inc., Class A(a)	881	31,584
Illinois Tool Works, Inc.	1,168	164,945
Insperity, Inc.	466	35,160
JetBlue Airways Corp.(a)	3,842	86,138
L3 Technologies, Inc.	990	166,904
LSC Communications, Inc.	2,297	48,857
ManpowerGroup, Inc.	784	79,866
Powell Industries, Inc.	1,459	48,045
Regal Beloit Corp.	594	47,045
Simpson Manufacturing Co., Inc.	1,370	55,047
The Timken Co.	4,332	199,922
Trinity Industries, Inc.	1,215	31,007
United Rentals, Inc.(a)	6,648	722,836
Wabash National Corp.	1,888	37,741
Waste Management, Inc.	3,203	233,531
Total Industrials		2,885,890

Information Technology (26.26%)
Alliance Data Systems Corp.	253	61,006
Alphabet, Inc., Class A(a)	292	288,230
Alphabet, Inc., Class C(a)	293	282,704
Analog Devices, Inc.	3,031	259,939
Apple, Inc.	6,492	991,717
Applied Materials, Inc.	6,901	316,618
Belden, Inc.	983	69,793
Benchmark Electronics, Inc.(a)	2,568	82,946
Cirrus Logic, Inc.(a)	1,630	107,499
Cognex Corp.	1,851	169,385
DHI Group, Inc.(a)	13,487	38,438
Electronic Arts, Inc.(a)	2,790	316,191
Facebook, Inc., Class A(a)	4,086	618,865
Faro Technologies, Inc.(a)	881	30,615
Hewlett Packard Enterprise Co.	10,651	200,345
InterDigital, Inc.	1,670	135,270
International Business Machines Corp.	2,512	383,407
Lam Research Corp.	1,970	305,685
Microchip Technology, Inc.	2,194	182,760
Micron Technology, Inc.(a)	9,403	289,330
Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	4,012	$280,198
MoneyGram International, Inc.(a)	9,560	166,535
NetApp, Inc.	3,871	156,737
NETGEAR, Inc.(a)	1,349	56,591
NVIDIA Corp.	1,707	246,405
Seagate Technology PLC	5,791	252,314
SYNNEX Corp.	1,020	113,485
TTM Technologies, Inc.(a)	4,289	69,653
Western Digital Corp.	3,267	294,226
WEX, Inc.(a)	472	48,220
Xperi Corp.	1,720	52,718
Total Information Technology		6,867,825

Materials (2.42%)
AK Steel Holding Corp.(a)	15,683	95,666
Cabot Corp.	3,219	168,129
Owens‐Illinois, Inc.(a)	6,972	157,358
Rayonier Advanced Materials, Inc.	7,158	124,478
Stepan Co.	382	32,325
TimkenSteel Corp.(a)	4,174	54,679
Total Materials		632,635

Real Estate (1.86%)
DiamondRock Hospitality Co.	6,080	67,427
Forestar Group, Inc.(a)	2,689	38,049
Jones Lang LaSalle, Inc.	505	58,312
Quality Care Properties, Inc.(a)	8,074	136,613
The RMR Group, Inc., Class A	1,388	68,151
Summit Hotel Properties, Inc.	4,402	78,796
Washington Prime Group, Inc.	5,105	38,951
Total Real Estate		486,299

Telecommunication Services (2.43%)
AT&T, Inc.	7,436	286,509
Iridium Communications, Inc.(a)	4,496	44,510
Telephone & Data Systems, Inc.	2,641	75,348
Verizon Communications, Inc.	4,904	228,723
Total Telecommunication Services		635,090

Utilities (1.71%)
Avangrid, Inc.	921	41,841
Consolidated Edison, Inc.	1,114	92,228
Dominion Resources, Inc.	560	45,231
Duke Energy Corp.	794	68,030
Great Plains Energy, Inc.	1,746	50,163
PG&E Corp.	1,351	92,381
The Southern Co.	1,121	56,734
Total Utilities		446,608

TOTAL COMMON STOCKS (Cost $25,120,641)		26,105,491
See Notes to Financial Statements.
21 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	10,442	$10,442

TOTAL SHORT TERM INVESTMENTS (Cost $10,442)			10,442

TOTAL INVESTMENTS (99.88%) (Cost $25,131,083)			$26,115,933

NET OTHER ASSETS AND LIABILITIES (0.12%)			30,988

NET ASSETS (100.00%)			$26,146,921

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $26,914.

See Notes to Financial Statements.

22 | May 31, 2017

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (88.99%)
Consumer Discretionary (24.58%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$2,000,000	$2,115,000
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	2,038,000	2,076,213
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	3,400,000	3,491,375
DISH DBS Corp., Sr. Unsec.
7.88%, 09/01/2019	6,500,000	7,223,125
Dollar Tree, Inc., Sr. Unsec.
5.75%, 03/01/2023	6,000,000	6,384,000
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	6,640,000	7,080,962
Goodyear Tire & Rubber Co., Sr. Unsec.
5.13%, 11/15/2023	7,000,000	7,385,000
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	2,000,000	2,010,000
Hilton Worldwide Finance LLC /Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025(a)	5,050,000	5,239,375
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	3,000,000	3,259,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	4,087,000	4,261,924
Lamar Media Corp., Sr. Sub.
5.00%, 05/01/2023	4,500,000	4,713,750
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	6,909,000	7,175,708
MGM Resorts International, Sr. Unsec.
6.75%, 10/01/2020	6,640,000	7,395,299
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	3,000,000	3,101,250
5.38%, 05/15/2024	1,675,000	1,771,145
Total Consumer Discretionary		74,683,626

Consumer Staples (5.94%)
Pinnacle Foods Finance LLC /Pinnacle Foods Finance Corp., Sr. Unsec.
5.88%, 01/15/2024	6,189,000	6,622,230
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	1,400,000	1,438,500
Security Description	Principal Amount	Value
Consumer Staples (continued)
Spectrum Brands, Inc., Sr. Unsec.
6.63%, 11/15/2022	$645,000	$682,088
5.75%, 07/15/2025	3,700,000	3,950,120
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	5,000,000	5,362,500
Total Consumer Staples		18,055,438

Energy (10.72%)
Concho Resources, Inc., Sr. Unsec.
5.50%, 04/01/2023	346,000	359,408
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	2,500,000	2,512,500
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	6,500,000	7,053,943
MPLX LP, Sr. Unsec.
5.50%, 02/15/2023	2,000,000	2,071,000
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,000,000	7,490,000
Southwestern Energy Co., Sr. Unsec.
5.80%, 01/23/2020(b)	2,000,000	2,035,000
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	8,044,000	8,385,869
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,585,000	1,628,588
6.13%, 10/15/2021	1,000,000	1,045,625
Total Energy		32,581,933

Financials (5.25%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsec.
4.63%, 10/30/2020	3,881,000	4,134,557
Ally Financial, Inc., Sr. Unsec.
4.75%, 09/10/2018	3,200,000	3,299,200
CIT Group, Inc., Sr. Unsec.
5.50%, 02/15/2019(a)	2,339,000	2,473,493
Navient Corp., Sr. Unsec.
8.45%, 06/15/2018	900,000	956,880
5.50%, 01/15/2019	4,900,000	5,096,000
Total Financials		15,960,130

Health Care (6.45%)
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	6,000,000	6,228,750
HCA, Inc., First Lien
5.88%, 03/15/2022	2,500,000	2,781,250
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	5,000,000	5,268,750

See Notes to Financial Statements.
23 | May 31, 2017

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Health Care (continued)
Tenet Healthcare Corp., First Lien
4.63%, 06/15/2020(c)	$5,265,000	$5,330,813
Total Health Care		19,609,563

Industrials (13.29%)
ADT Corp., First Lien
6.25%, 10/15/2021	5,390,000	5,955,950
Aircastle Ltd., Sr. Unsec.
6.25%, 12/01/2019	3,000,000	3,262,500
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,145,000	6,436,888
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	5,800,000	6,108,125
United Rentals North America, Inc., Sr. Unsec.
7.63%, 04/15/2022	1,434,000	1,500,323
5.75%, 11/15/2024	3,000,000	3,183,780
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	8,750,000	9,143,749
XPO Logistics, Inc., Sr. Unsec.
6.50%, 06/15/2022(a)	4,500,000	4,794,525
Total Industrials		40,385,840

Information Technology (3.77%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	5,682,000	6,194,840
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	4,900,000	5,260,763
Total Information Technology		11,455,603

Materials (14.06%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	1,000,000	1,086,250
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	7,606,000	8,157,434
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	4,889,000	4,999,003
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	6,920,000	7,803,206
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	645,000	678,863
4.88%, 11/15/2022	4,615,000	4,874,593
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	6,000,000	6,390,000
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	4,332,000	4,411,969

Security Description	Principal Amount	Value
Materials (continued)
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	$4,000,000	$4,318,880
Total Materials		42,720,198

Telecommunication Services (3.20%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	6,000,000	6,382,500
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	1,113,000	1,222,909
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	2,000,000	2,112,500
Total Telecommunication Services		9,717,909

Utilities (1.73%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	3,481,000	4,011,853
AmeriGas Partners LP / AmeriGas Finance Corp., Sr. Unsec.
5.63%, 05/20/2024	1,200,000	1,238,880
Total Utilities		5,250,733

TOTAL CORPORATE BONDS (Cost $260,628,358)		270,420,973

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.77%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	29,682,644	$29,682,644

TOTAL SHORT TERM INVESTMENTS (Cost $29,682,644)			29,682,644

TOTAL INVESTMENTS (98.76%) (Cost $290,311,002)			$300,103,617

NET OTHER ASSETS AND LIABILITIES (1.24%)			3,789,563

NET ASSETS (100.00%)			$303,893,180

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $54,928,367, representing 18.07% of net assets.

(b)	Represents a step bond. Rate disclosed is as of May 31, 2017.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at May 31, 2017.

See Notes to Financial Statements.

24 | May 31, 2017

RiverFront ETFs

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value	$30,617,821	$7,865,759	$33,727,697	$26,115,933	$300,103,617
Interest receivable	253,611	104,260	–	–	3,805,342
Dividend receivable	–	–	109,693	40,870	–
Receivable for shares sold	–	–	–	1,453,989	1,266,221
Total Assets	30,871,432	7,970,019	33,837,390	27,610,792	305,175,180

LIABILITIES:
Payable to adviser	13,015	3,396	14,675	10,605	41,057
Payable for investments purchased	–	98,349	–	1,453,266	1,240,943
Total Liabilities	13,015	101,745	14,675	1,463,871	1,282,000
NET ASSETS	$30,858,417	$7,868,274	$33,822,715	$26,146,921	$303,893,180

NET ASSETS CONSIST OF:
Paid-in capital	$30,680,626	$7,613,664	$32,239,272	$24,945,601	$302,957,216
Accumulated net investment income	13,442	4,256	20,329	3,141	50,835
Accumulated net realized gain/(loss)	(76,587)	4,007	274,802	213,329	(8,907,486)
Net unrealized appreciation	240,936	246,347	1,288,312	984,850	9,792,615
NET ASSETS	$30,858,417	$7,868,274	$33,822,715	$26,146,921	$303,893,180

INVESTMENTS, AT COST	$30,376,885	$7,619,412	$32,439,385	$25,131,083	$290,311,002

PRICING OF SHARES
Net Assets	$30,858,417	$7,868,274	$33,822,715	$26,146,921	$303,893,180
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,250,000	300,000	1,200,002	900,002	12,000,000
Net Asset Value, offering and redemption price per share	$24.69	$26.23	$28.19	$29.05	$25.32

See Notes to Financial Statements.
25 | May 31, 2017

RiverFront ETFs

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$220,511	$194,951	$–	$–	$7,361,497
Dividends	4,374	998	353,141	140,876	54,509
Securities Lending Income	–	–	–	578	–
Foreign taxes withheld on dividends	–	–	(641)	(221)	–
Total Investment Income	224,885	195,949	352,500	141,233	7,416,006

EXPENSES:
Investment adviser and sub-adviser fees (note 3)	46,052	18,829	63,078	46,029	726,860
Total Expenses before waiver/reimbursement	46,052	18,829	63,078	46,029	726,860
Less fees waived/reimbursed by sub-adviser (note 3)	–	–	–	–	(474,039)
Net Expenses	46,052	18,829	63,078	46,029	252,821
NET INVESTMENT INCOME	178,833	177,120	289,422	95,204	7,163,185

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(28,576)	12,814	394,909	328,925	1,010,538
Net realized loss on foreign currency transactions	–	–	–	(105)	–
NET REALIZED GAIN/(LOSS)	(28,576)	12,814	394,909	328,820	1,010,538
Net change in unrealized appreciation on investments	364,527	128,339	789,091	670,690	2,477,889
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	–	–	5	–
NET CHANGE IN UNREALIZED APPRECIATION	364,527	128,339	789,091	670,695	2,477,889
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	335,951	141,153	1,184,000	999,515	3,488,427
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$514,784	$318,273	$1,473,422	$1,094,719	$10,651,612

See Notes to Financial Statements.

26 | May 31, 2017

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Period June 14, 2016 (Commencement) to November 30, 2016
OPERATIONS:
Net investment income	$178,833	$33,215
Net realized loss	(28,576)	(47,984)
Net change in unrealized appreciation/(depreciation)	364,527	(123,591)
Net Increase/(Decrease) in net assets resulting from operations	514,784	(138,360)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(165,583)	(33,050)
Total distributions	(165,583)	(33,050)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,428,065	6,252,561
Net increase from share transactions	24,428,065	6,252,561

Net increase in net assets	24,777,266	6,081,151

NET ASSETS:
Beginning of period	6,081,151	–
End of period*	$30,858,417	$6,081,151

*Including accumulated net investment income of:	$13,442	$192

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	250,000	–
Shares sold	1,000,000	250,000
Shares redeemed	–	–
Shares outstanding, end of period	1,250,000	250,000

See Notes to Financial Statements.
27 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Period June 14, 2016 (Commencement) to November 30, 2016
OPERATIONS:
Net investment income	$177,120	$126,700
Net realized gain/(loss)	12,814	(8,757)
Net change in unrealized appreciation	128,339	118,008
Net increase in net assets resulting from operations	318,273	235,951

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(173,491)	(126,123)
Total distributions	(173,491)	(126,123)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,190,646	5,000,000
Shares redeemed	(2,576,982)	–
Net increase from share transactions	2,613,664	5,000,000

Net increase in net assets	2,758,446	5,109,828

NET ASSETS:
Beginning of period	5,109,828	–
End of period*	$7,868,274	$5,109,828

*Including accumulated net investment income of:	$4,256	$627

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,000	–
Shares sold	200,000	200,000
Shares redeemed	(100,000)	–
Shares outstanding, end of period	300,000	200,000

See Notes to Financial Statements.
28 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Period June 7, 2016 (Commencement) to November 30, 2016
OPERATIONS:
Net investment income	$289,422	$73,653
Net realized gain/(loss)	394,909	(22,926)
Net change in unrealized appreciation	789,091	499,221
Net increase in net assets resulting from operations	1,473,422	549,948

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(271,468)	(71,278)
Total distributions	(271,468)	(71,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,851,861	14,111,104
Shares redeemed	(5,527,782)	(1,293,092)
Net increase from share transactions	19,324,079	12,818,012

Net increase in net assets	20,526,033	13,296,682

NET ASSETS:
Beginning of period	13,296,682	–
End of period*	$33,822,715	$13,296,682

*Including accumulated net investment income of:	$20,329	$2,375

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	500,002	–
Shares sold	900,000	550,002
Shares redeemed	(200,000)	(50,000)
Shares outstanding, end of period	1,200,002	500,002

See Notes to Financial Statements.
29 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Period June 7, 2016 (Commencement) to November 30, 2016
OPERATIONS:
Net investment income	$95,204	$34,328
Net realized gain	328,820	29,610
Net change in unrealized appreciation	670,695	314,155
Net increase in net assets resulting from operations	1,094,719	378,093

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,063)	(34,580)
Total distributions	(92,063)	(34,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,897,502	10,289,247
Shares redeemed	(2,806,120)	(2,579,877)
Net increase from share transactions	17,091,382	7,709,370

Net increase in net assets	18,094,038	8,052,883

NET ASSETS:
Beginning of period	8,052,883	–
End of period*	$26,146,921	$8,052,883

*Including accumulated net investment income of:	$3,141	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	300,002	–
Shares sold	700,000	400,002
Shares redeemed	(100,000)	(100,000)
Shares outstanding, end of period	900,002	300,002

See Notes to Financial Statements.
30 | May 31, 2017

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$7,163,185	$16,277,993
Net realized gain/(loss)	1,010,538	(1,305,008)
Net change in unrealized appreciation	2,477,889	13,124,646
Net increase in net assets resulting from operations	10,651,612	28,097,631

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,134,049)	(16,281,197)
Total distributions	(7,134,049)	(16,281,197)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,862,659	106,134,969
Shares redeemed	(40,002,027)	(255,443,492)
Net decrease from share transactions	(26,139,368)	(149,308,523)

Net decrease in net assets	(22,621,805)	(137,492,089)

NET ASSETS:
Beginning of period	326,514,985	464,007,074
End of period*	$303,893,180	$326,514,985

*Including accumulated net investment income of:	$50,835	$21,699

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	13,050,000	19,050,000
Shares sold	550,000	4,400,000
Shares redeemed	(1,600,000)	(10,400,000)
Shares outstanding, end of period	12,000,000	13,050,000

See Notes to Financial Statements.
31 | May 31, 2017

RiverFront Dynamic Core Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.32		$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.24
Net realized and unrealized gain/(loss)	0.33		(0.68)
Total from investment operations	0.57		(0.44)

DISTRIBUTIONS:
From net investment income	(0.20)		(0.24)
Total distributions	(0.20)		(0.24)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.37		(0.68)
NET ASSET VALUE, END OF PERIOD	$24.69		$24.32
TOTAL RETURN(b)	2.37%		(1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$30,858		$6,081

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	1.98	%(c)	2.12	%(c)
Portfolio turnover rate(d)	16%		26%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices.  Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
32 | May 31, 2017

RiverFront Dynamic Unconstrained Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.55		$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62		0.63
Net realized and unrealized gain	0.66		0.55
Total from investment operations	1.28		1.18

DISTRIBUTIONS:
From net investment income	(0.60)		(0.63)
Total distributions	(0.60)		(0.63)

NET INCREASE IN NET ASSET VALUE	0.68		0.55
NET ASSET VALUE, END OF PERIOD	$26.23		$25.55
TOTAL RETURN(b)	5.06%		4.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,868		$5,110

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.80	%(c)	5.31	%(c)
Portfolio turnover rate(d)	20%		11%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices.  Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
33 | May 31, 2017

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$26.59		$25.14

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.26
Net realized and unrealized gain	1.56		1.40
Total from investment operations	1.89		1.66

DISTRIBUTIONS:
From net investment income	(0.29)		(0.21)
Total distributions	(0.29)		(0.21)

NET INCREASE IN NET ASSET VALUE	1.60		1.45
NET ASSET VALUE, END OF PERIOD	$28.19		$26.59
TOTAL RETURN(b)	7.14%		6.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$33,823		$13,297

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(c)	0.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(c)	0.52	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.39	%(c)	2.13	%(c)
Portfolio turnover rate(d)	38%		45%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices.  Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
34 | May 31, 2017

RiverFront Dynamic US Flex-Cap ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$26.84		$25.13

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.17
Net realized and unrealized gain	2.20		1.70
Total from investment operations	2.35		1.87

DISTRIBUTIONS:
From net investment income	(0.14)		(0.16)
Total distributions	(0.14)		(0.16)

NET INCREASE IN NET ASSET VALUE	2.21		1.71
NET ASSET VALUE, END OF PERIOD	$29.05		$26.84
TOTAL RETURN(b)	8.75%		7.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$26,147		$8,053

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(c)	0.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(c)	0.52	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	1.08	%(c)	1.34	%(c)
Portfolio turnover rate(d)	51%		41%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices.  Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
35 | May 31, 2017

RiverFront Strategic Income Fund

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period October 8, 2013 (Commencement) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$25.02		$24.36		$25.02	$24.90	$24.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.57		1.05		0.88	0.83	0.11
Net realized and unrealized gain/(loss)	0.30		0.71		(0.65)	0.11	0.40
Total from investment operations	0.87		1.76		0.23	0.94	0.51

DISTRIBUTIONS:
From net investment income	(0.57)		(1.10)		(0.87)	(0.82)	(0.03)
From net realized gains	–		–		(0.02)	–	–
Total distributions	(0.57)		(1.10)		(0.89)	(0.82)	(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.30		0.66		(0.66)	0.12	0.48
NET ASSET VALUE, END OF PERIOD	$25.32		$25.02		$24.36	$25.02	$24.90
TOTAL RETURN(b)	3.50%		7.38%		0.91%	3.80%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$303,893		$326,515		$464,007	$369,065	$97,102

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(c)	0.46%		0.46%	0.46%	0.46	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.16	%(c)	0.17	%(d)	0.22%	0.22%	0.22	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.53	%(c)	4.26%		3.54%	3.30%	3.28	%(c)
Portfolio turnover rate(e)	17%		52%		36%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices.  Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)
Effective July 1, 2016, the Fund’s management fee consists of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser. The Fund’s sub-adviser will voluntarily waive all of its 0.30% annual sub-advisory fee payable by the Fund until March 31, 2018.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
36 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consists of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic Unconstrained Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Flex-Cap ETF Fund is to seek to provide capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
37 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements
Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.
38 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that   are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there   is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$28,432,240	$–	$28,432,240
Short Term Investments	2,185,581	–	–	2,185,581
TOTAL	$2,185,581	$28,432,240	$–	$30,617,821

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$7,466,381	$–	$7,466,381
Short Term Investments	399,378	–	–	399,378
TOTAL	$399,378	$7,466,381	$–	$7,865,759

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$33,707,839	$–	$–	$33,707,839
Short Term Investments	19,858	–	–	19,858
TOTAL	$33,727,697	$–	$–	$33,727,697

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$26,105,491	$–	$–	$26,105,491
Short Term Investments	10,442	–	–	10,442
TOTAL	$26,115,933	$–	$–	$26,115,933
39 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$270,420,973	$–	$270,420,973
Short Term Investments	29,682,644	–	–	29,682,644
TOTAL	$29,682,644	$270,420,973	$–	$300,103,617

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders
Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

The tax character of the distributions paid by the Funds during the fiscal year or period ended November 30, 2016 were as follows:

Ordinary Income
November 30, 2016
RiverFront Dynamic Core Income ETF	$33,050
RiverFront Dynamic Unconstrained Income ETF	126,123
RiverFront Dynamic US Dividend Advantage ETF	71,278
RiverFront Dynamic US Flex-Cap ETF	34,555
RiverFront Strategic Income Fund	16,281,197

40 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

As of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$266,060	$249,392	$2,293,744	$1,940,627	$9,858,821
Gross depreciation (excess of tax cost over value)	(25,124)	(3,045)	(1,005,572)	(956,303)	(73,767)
Net unrealized appreciation (depreciation)	240,936	246,347	1,288,172	984,324	9,785,054
Cost of investments for income tax purposes	$30,376,885	$7,619,412	$32,439,525	$25,131,609	$290,318,563

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Being that the RiverFront Dynamic US Dividend Advantage ETF and the RiverFront Dynamic US Flex-Cap ETF commenced operations on June 7, 2016 and the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic Unconstrained Income ETF commenced operations on June 14, 2016, no tax returns have been filed for those Funds as of the date of this report.

G. Lending of Portfolio Securities
The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.
41 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

The following is a summary of the securities lending agreement and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Flex-Cap ETF	$26,914	$–	$27,784	$27,784

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

RiverFront Dynamic US Flex-Cap ETF	Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					$–

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic Unconstrained Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Dynamic US Flex-Cap ETF	0.52%(b)
RiverFront Strategic Income Fund	0.46%

(a)
The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)
The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out  of  the  advisory  fee,  the  Adviser  pays  substantially  all  expenses  of  each  Fund,  including  the  cost  of  transfer  agency,  custody,  fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for the Funds.
42 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

RiverFront Investment Group, LLC acts as each Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides, payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic Unconstrained Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Dynamic US Flex-Cap ETF	0.35%
RiverFront Strategic Income Fund	0.30%

For the RiverFront Strategic Income Fund, the Sub-Adviser has agreed to waive all of its sub-advisory fee until at least March 31, 2018. This waiver may only be terminated by the Fund’s Board (and not by the Fund’s Sub-Adviser) prior to such date.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$2,819,206	$3,966,420
RiverFront Dynamic Unconstrained Income ETF	2,548,836	1,325,424
RiverFront Dynamic US Dividend Advantage ETF	9,195,335	9,245,070
RiverFront Dynamic US Flex-Cap ETF	9,164,843	9,182,660
RiverFront Strategic Income Fund	49,686,440	54,561,479

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$23,645,755	$–
RiverFront Dynamic Unconstrained Income ETF	3,742,283	2,511,863
RiverFront Dynamic US Dividend Advantage ETF	24,840,875	5,527,772
RiverFront Dynamic US Flex-Cap ETF	19,888,802	2,805,228
RiverFront Strategic Income Fund	11,099,805	38,268,769

For the six months ended May 31, 2017, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$	_
RiverFront Dynamic Unconstrained Income ETF		(7,258)
RiverFront Dynamic US Dividend Advantage ETF		612,747
RiverFront Dynamic US Flex-Cap ETF		368,542
RiverFront Strategic Income Fund		415,576

Gains on in-kind transactions are not considered taxable for federal income tax purposes.
43 | May 31, 2017

RiverFront ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.	SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.
44 | May 31, 2017

RiverFront ETFs

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for each Fund are available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling  1-800-SEC-0330. Each Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
RiverFront Dynamic US Dividend Advantage ETF	92.45%	90.62%
RiverFront Dynamic US Flex-Cap ETF	100.00%	100.00%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2016 via Form 1099. The Funds will notify shareholders in early 2018 of amounts paid to them by the Funds, if any, during the calendar  year 2017.
45 | May 31, 2017

SEMI-ANNUAL REPORT

May 31, 2017

Sprott Gold Miners ETF (NYSE ARCA: SGDM)
Sprott Junior Gold Miners ETF (NYSE ARCA: SGDJ)

An ALPS Advisors Solution

ALPS
A DST Company

Performance Overview
Sprott Gold Miners ETF	1
Sprott Junior Gold Miners ETF	3
Disclosure of Fund Expenses	5
Financial Statements
Schedules of Investments
Sprott Gold Miners ETF	6
Sprott Junior Gold Miners ETF	7
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
Sprott Gold Miners ETF	10
Sprott Junior Gold Miners ETF	11
Financial Highlights	12
Notes to Financial Statements	14
Additional Information	21

alpsfunds.com

Sprott Gold Miners ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
Sprott Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally  tracking the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. The Underlying Index uses a transparent, rules‐based methodology that is designed to identify the stocks of 25 gold and silver mining companies with the highest beta† to the spot price of gold, with each stock’s weighting in the index adjusted based on its quarterly revenue growth on a year‐over‐year basis and the quality of its balance sheet, as measured by long‐term debt to equity. The Underlying Index is rebalanced on a quarterly basis to incorporate  the latest financial data into the screening process. At least 80% of the Underlying Index (by weight) must consist of gold mining companies while no more than 20% may consist of silver mining companies.

Performance (as of May 31, 2017)

	6 Months	1 Year	Since Inception^
Sprott Gold Miners ETF ‐ NAV	5.66%	‐3.00%	‐6.53%
Sprott Gold Miners ETF ‐ Market Price*	5.56%	‐3.14%	‐6.56%
Sprott Zacks Gold Miners Total Return Index	6.00%	‐2.35%	‐5.83%
S&P 500® Total Return Index	10.81%	17.47%	9.44%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

†	Beta is defined as a sensitivity measure based on regression against the spot gold price movement during the trailing 36 months.

^	The Fund’s Commencement date was July 15, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry.  Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

1 | May 31, 2017

Sprott Gold Miners ETF

Performance Overview	May 31, 2017 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

Top 10 Holdings* (as of May 31, 2017)

Randgold Resources Ltd., ADR	16.91%
Newmont Mining Corp	13.70%
Agnico Eagle Mines Ltd	13.33%
Kinross Gold Corp	4.67%
Royal Gold Inc	4.65%
Pan American Silver Corp.	4.59%
Cia de Minas Buenaventura SAA, ADR	4.54%
Barrick Gold Corp	4.43%
Hecla Mining Co.	3.90%
Alamos Gold, Inc., Class A	3.60%
Total % of Top 10 Holdings	74.32%

Country Allocation* (as of May 31, 2017)
Canada	46.88%
United States	25.23%
Jersey	16.91%
South Africa	6.45%
Peru	4.53%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)
Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective
Sprott Junior Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of “junior” gold and silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. The Underlying Index uses a transparent, rules-based methodology that is designed to identify between 30 to 40 junior gold and silver stocks with market capitalization between $250 million and $2 billion. Excluding companies with market capitalization below $250 million aims to exclude very early stage exploration companies whose historical success  rate is low. Each stock’s weighting in the Underlying Index is adjusted based on 2 company factors: 1) Revenue Growth and 2) Price Momentum. The Underlying Index is reconstituted on a semi-annual basis, in November and May, to incorporate the latest factor scores into the selection and weighting process. At least 80% of the Underlying Index (by weight) must consist of junior gold mining companies while no more than 20% may consist of junior silver mining companies.

Performance (as of May 31, 2017)

	6 Months	1 Year	Since Inception^
Sprott Junior Gold Miners ETF - NAV	-4.04%	-3.34%	13.67%
Sprott Junior Gold Miners ETF - Market Price*	-4.13%	-3.28%	13.67%
Sprott Zacks Junior Gold Miners Total Return Index	-3.47%	-2.38%	14.81%
S&P 500® Total Return Index	10.81%	17.47%	9.23%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was March 31, 2015. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.
3 | May 31, 2017

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

IAMGOLD Corp.	8.49%
Alamos Gold, Inc., Class A	8.41%
New Gold, Inc.	6.98%
Centerra Gold, Inc.	6.97%
Coeur Mining, Inc.	6.97%
Endeavour Mining Corp	6.49%
Kirkland Lake Gold Ltd	5.04%
First Majestic Silver Corp.	4.39%
Silver Standard Resources, Inc.	4.31%
Torex Gold Resources, Inc.	4.16%
Total % of Top 10 Holdings	62.21%

*	% of Total Investments.

Future holdings are subject to change.
Country Allocation* (as of May 31, 2017)

Canada	83.65%
United States	7.02%
United Kingdom	6.49%
South Africa	2.84%
Total	100.00%

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 | May 31, 2017

Sprott ETFs

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,056.60	0.57%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$959.60	0.57%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

5 | May 31, 2017

Sprott Gold Miners ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.94%)
Gold Mining (84.64%)
Agnico Eagle Mines Ltd.	498,512	$24,132,966
Alamos Gold, Inc., Class A	969,674	6,516,209
AngloGold Ashanti Ltd., Sponsored ADR	484,285	5,516,006
B2gold Corp.(a)(b)	2,178,470	5,467,960
Barrick Gold Corp.	485,096	8,023,488
Cia de Minas Buenaventura SAA, ADR	660,162	8,212,415
Gold Fields Ltd., Sponsored ADR	916,250	3,280,175
Harmony Gold Mining Co. Ltd., Sponsored ADR	405,351	810,702
IAMGOLD Corp.(a)	1,050,582	4,696,101
Kinross Gold Corp.(a)	1,959,550	8,445,660
Mcewen Mining, Inc.(b)	618,980	1,578,399
Newmont Mining Corp.	726,224	24,800,550
Pretium Resources, Inc.(a)(b)	206,568	1,848,784
Randgold Resources Ltd., ADR	322,839	30,611,594
Royal Gold, Inc.	104,753	8,424,236
Sandstorm Gold Ltd.(a)(b)	695,198	2,356,721
Seabridge Gold, Inc.(a)(b)	83,279	853,610
Sibanye Gold Ltd., Sponsored ADR(b)	408,429	2,066,651
Yamana Gold, Inc.	2,150,924	5,613,912
Total Gold Mining		153,256,139

Silver Mining (15.30%)
Coeur Mining, Inc.(a)	401,368	3,724,695
First Majestic Silver Corp.(a)(b)	494,785	4,141,351
Fortuna Silver Mines, Inc.(a)	202,223	952,470
Hecla Mining Co.	1,229,610	7,057,961
Pan American Silver Corp.	476,587	8,311,677
Silver Standard Resources, Inc.(a)(b)	369,867	3,513,737
Total Silver Mining		27,701,891

TOTAL COMMON STOCKS (Cost $176,977,129)		180,958,030

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.70%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $84,747)	0.680%	84,747	84,747

Investments Purchased with Collateral from Securities Loaned (4.65%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%
(Cost $8,422,405)		8,422,405	8,422,405

TOTAL SHORT TERM INVESTMENTS (Cost $8,507,152)			8,507,152
Value
TOTAL INVESTMENTS (104.64%) (Cost $185,484,281)	$189,465,182

NET OTHER ASSETS AND LIABILITIES (-4.64%)	(8,401,937)

NET ASSETS (100.00%)	$181,063,245

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,533,013.

See Notes to Financial Statements.
6 | May 31, 2017

Sprott Junior Gold Miners ETF

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Gold Mining (77.89%)
Alacer Gold Corp.(a)(b)	654,445	$959,249
Alamos Gold, Inc., Class A	1,716,085	11,532,091
Argonaut Gold, Inc.(a)(b)	748,221	1,063,467
Asanko Gold, Inc.(a)(b)	907,352	1,471,000
Centerra Gold, Inc.	1,682,673	9,554,060
China Gold International Resources Corp. Ltd.(a)(b)	1,707,784	2,452,605
Continental Gold, Inc.(a)(b)	318,404	808,473
Endeavour Mining Corp.(a)	564,452	8,900,194
Gold Standard Ventures Corp.(a)(b)	490,955	810,076
Golden Star Resources Ltd.(a)	794,784	517,484
Guyana Goldfields, Inc.(a)	758,003	3,035,716
Harmony Gold Mining Co. Ltd., Sponsored ADR	1,946,092	3,892,184
IAMGOLD Corp.(a)	2,603,506	11,637,672
Kirkland Lake Gold Ltd.(a)	888,994	6,910,047
Klondex Mines Ltd.(a)	507,386	1,517,444
New Gold, Inc.(a)	3,312,100	9,571,969
NOVAGOLD RESOURCES, Inc.(a)(b)	700,772	2,754,034
Osisko Gold Royalties Ltd.	455,209	4,805,330
Premier Gold Mines Ltd.(a)(b)	1,094,358	2,235,946
Pretium Resources, Inc.(a)(b)	385,450	3,449,778
Richmont Mines, Inc.(a)(c)	268,511	1,896,284
Roxgold, Inc.(a)(b)	1,566,692	1,414,935
Sandstorm Gold Ltd.(a)(b)	645,259	2,187,428
Seabridge Gold, Inc.(a)(b)	119,377	1,223,614
SEMAFO, Inc.(a)	753,715	1,534,379
Teranga Gold Corp.(a)(b)	494,291	1,101,392
TMAC Resources, Inc.(a)(b)(c)	171,097	2,082,270
Torex Gold Resources, Inc.(a)	341,067	5,701,072
Wesdome Gold Mines Ltd.(a)(b)	739,001	1,712,309
Total Gold Mining		106,732,502

Silver Mining (22.08%)
Coeur Mining, Inc.(a)	1,028,898	9,548,173
Endeavour Silver Corp.(a)(b)	264,201	768,825
First Majestic Silver Corp.(a)(b)	719,080	6,018,700
Fortuna Silver Mines, Inc.(a)(b)	673,844	3,173,805
MAG Silver Corp.(a)	172,011	2,070,473
Silver Standard Resources, Inc.(a)(b)	621,220	5,901,590
Silvercorp Metals, Inc.(b)	949,533	2,769,486
Total Silver Mining		30,251,052

TOTAL COMMON STOCKS (Cost $139,618,550)		136,983,554
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (9.39%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Cost $74,489)	0.680%	74,489	74,489

7 Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (9.34%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.78%
(Cost $12,795,581)	12,795,581	$12,795,581

TOTAL SHORT TERM INVESTMENTS (Cost $12,870,070)		12,870,070

TOTAL INVESTMENTS (109.36%) (Cost $152,488,620)		$149,853,624

NET LIABILITIES LESS OTHER ASSETS (-9.36%)		(12,829,619)

NET ASSETS (100.00%)		$137,024,005

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,363,667.
(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United  States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2017, the market value of those securities was $3,978,554, representing 2.90% of net assets.

See Notes to Financial Statements.
7 | May 31, 2017

Sprott ETFs

Statements of Assets and Liabilities	May 31, 2017 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
ASSETS:
Investments, at value	$189,465,182	$149,853,624
Foreign tax reclaims	3,836	1,335
Dividends receivable	103,441	29,162
Total Assets	189,572,459	149,884,121

LIABILITIES:
Payable to adviser	86,809	64,535
Payable for collateral upon return of securities loaned	8,422,405	12,795,581
Total Liabilities	8,509,214	12,860,116
NET ASSETS	$181,063,245	$137,024,005

NET ASSETS CONSIST OF:
Paid-in capital	$242,968,670	$149,362,164
Accumulated net investment income/(loss)	264,817	(1,002,600)
Accumulated net realized loss	(66,151,143)	(8,700,512)
Net unrealized appreciation/(depreciation)	3,980,901	(2,635,047)
NET ASSETS	$181,063,245	$137,024,005

INVESTMENTS, AT COST	$185,484,281	$152,488,620

PRICING OF SHARES
Net Assets	$181,063,245	$137,024,005
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	8,950,000	4,400,000
Net Asset Value, offering and redemption price per share	$20.23	$31.14

See Notes to Financial Statements.
8 | May 31, 2017

Sprott ETFs

Statements of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
INVESTMENT INCOME:
Dividends(a)	$821,942	$42,234
Securities lending income	123,592	61,787
Total Investment Income	945,534	104,021

EXPENSES:
Investment adviser fees	552,427	189,530
Total Expense	552,427	189,530
NET INVESTMENT INCOME/(LOSS)	393,107	(85,509)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(18,035,045)	(770,416)
Net realized gain/(loss) on foreign currency transactions	171	(1,133)
Net realized loss	(18,034,874)	(771,549)
Net change in unrealized appreciation/(depreciation) on investments	27,536,072	(3,339,531)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	3,011
Net change in unrealized appreciation/(depreciation)	27,536,072	(3,336,520)
NET UNREALIZED GAIN/LOSS ON INVESTMENTS	9,501,198	(4,108,069)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,894,305	$(4,193,578)

(a)	Net of foreign tax withholding in the amounts of $99,165 and $8,110 respectively.

See Notes to Financial Statements.
9 | May 31, 2017

Sprott Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income/(loss)	$393,107	$(22,365)
Net realized gain/(loss)	(18,034,874)	28,894,011
Net change in unrealized appreciation	27,536,072	18,872,591
Net increase in net assets resulting from operations	9,894,305	47,744,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,497)	(1,513,542)
Total distributions	(35,497)	(1,513,542)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	27,169,576	177,943,316
Cost of shares redeemed	(39,830,089)	(152,466,664)
Net increase/(decrease) from capital share transactions	(12,660,513)	25,476,652
Net increase/(decrease) in net assets	(2,801,705)	71,707,347

NET ASSETS:
Beginning of period	183,864,950	112,157,603
End of period *	$181,063,245	$183,864,950

*Including accumulated net investment income/(loss) of:	$264,817	$(92,793)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,600,000	8,650,000
Shares sold	1,350,000	7,650,000
Shares redeemed	(2,000,000)	(6,700,000)
Shares outstanding, end of period	8,950,000	9,600,000

See Notes to Financial Statements.
10 | May 31, 2017

Sprott Junior Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment loss	$(85,509)	$(59,387)
Net realized gain/(loss)	(771,549)	10,172,424
Net change in unrealized appreciation/(depreciation)	(3,336,520)	2,281,995
Net increase/(decrease) in net assets resulting from operations	(4,193,578)	12,395,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(815,000)	(195,292)
Total distributions	(815,000)	(195,292)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	100,480,465	53,843,641
Cost of shares redeemed	(6,304,578)	(41,765,613)
Net increase from capital share transactions	94,175,887	12,078,028
Net increase in net assets	89,167,309	24,277,768

NET ASSETS:
Beginning of period	47,856,696	23,578,928
End of period *	$137,024,005	$47,856,696

*Including accumulated net investment loss of:	$(1,002,600)	$(102,091)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,450,000	1,200,000
Shares sold	3,150,000	1,500,000
Shares redeemed	(200,000)	(1,250,000)
Shares outstanding, end of period	4,400,000	1,450,000

See Notes to Financial Statements.
11 | May 31, 2017

Sprott Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$19.15		$12.97		$17.44	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.04		(0.00	)(b)	0.10	0.02
Net realized and unrealized gain/(loss)	1.04		6.37		(4.52)	(7.58)
Total from investment operations	1.08		6.37		(4.42)	(7.56)

DISTRIBUTIONS:
From net investment income	(0.00	)(b)	(0.19)		(0.05)	–
Total distributions	(0.00	)(b)	(0.19)		(0.05)	–

Net increase/(decrease) in net asset value	1.08		6.18		(4.47)	(7.56)
NET ASSET VALUE, END OF PERIOD	$20.23		$19.15		$12.97	$17.44
TOTAL RETURN(c)	5.66%		49.82%		(25.44)%	(30.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$181,063		$183,865		$112,158	$88,956

Ratio of expenses to average net assets	0.57	%(d)	0.57%		0.57%	0.57	%(d)
Ratio of net investment income/(loss) to average net assets	0.41	%(d)	(0.01)%		0.61%	0.31	%(d)
Portfolio turnover rate(e)	60%		74%		78%	36%

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
12 | May 31, 2017

Sprott Junior Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Period March 31, 2015 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$33.00		$19.65	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	(0.04)		(0.05)	0.04
Net realized and unrealized gain/(loss)	(1.26)		13.56	(4.57)
Total from investment operations	(1.30)		13.51	(4.53)

DISTRIBUTIONS:
From net investment income	(0.56)		(0.16)	–
Total distributions	(0.56)		(0.16)	–

Net increase/(decrease) in net asset value	(1.86)		13.35	(4.53)
NET ASSET VALUE, END OF PERIOD	$31.14		$33.00	$19.65
TOTAL RETURN(b)	(4.04)%		69.35%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$137,024		$47,857	$23,579

Ratio of expenses to average net assets	0.57	%(c)	0.57%	0.57	%(c)
Ratio of net investment income/(loss) to average net assets	(0.26	)%(c)	(0.14)%	0.29	%(c)
Portfolio turnover rate(d)	40%		61%	71%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
13 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the specified Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.  GAAP”). The  preparation  of  financial  statements in  conformity  with  U.S.  GAAP requires management to  make certain  estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
14 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2017:

Sprott Gold Miners ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$180,958,030	$–	$–	$180,958,030
Short Term Investments
Money Market Fund	84,747	–	–	84,747
Investments Purchased with Collateral from Securities Loaned	8,422,405	–	–	8,422,405
TOTAL	$189,465,182	$–	$–	$189,465,182

15 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

Sprott Junior Gold Miners ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$136,983,554	$–	$–	$136,983,554
Short Term Investments
Money Market Fund	74,489	–	–	74,489
Investments Purchased with Collateral from Securities Loaned	12,795,581	–	–	12,795,581
TOTAL	$149,853,624	$–	$–	$149,853,624

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Gold and Silver Mining Industry Risk
The Funds are concentrated in the gold and silver mining industry. As a result, these Funds will be sensitive to changes in, and their performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so a Fund’s Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold, silver and other precious metals may outperform  traditional  investments  such  as  bonds  and  stocks.  However,  in  times  of  stable  economic  growth,  traditional  equity  and  debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect a Fund’s returns. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of gold may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. The gold and precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which each Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Funds’ investment in them.

D. Foreign Investment Risk
The Funds’ investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Funds will not enter into transactions to hedge against declines in the value of a Fund’s assets that are denominated in a foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

E. Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.
16 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

F. Concentration Risk
Each Fund seeks to track its respective Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Based on the current composition of their respective Underlying Indexes, the Funds will be concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in each Fund.

G. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

H. Dividends and Distributions to Shareholders
Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

I. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss  carryforwards) under income tax regulations.  The amounts and characteristics of tax basis  distributions  and  composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2017.

The tax character of the distributions paid by the Funds were as follows:

Ordinary Income
November 30, 2016
Sprott Gold Miners ETF	$1,513,542
Sprott Junior Gold Miners ETF	195,292

At November 30, 2016, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$33,438,184	$14,410,663
Sprott Junior Gold Miners ETF	7,620,754	49,903

As of May 31, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Gross appreciation (excess of value over tax cost)	$15,648,855	$3,945,844
Gross depreciation (excess of tax cost over value)	(11,929,745)	(7,285,862)
Net unrealized appreciation (depreciation)	3,719,110	(3,340,018)
Cost of investments for income tax purposes	$185,746,072	$153,193,642

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales and Passive Foreign Investment Company (“PFIC”) adjustments.

J. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF have incorporated no uncertain tax positions that require a provision for income taxes.

17 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

K. Lending of Portfolio Securities
The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$11,533,013	$8,422,405	$3,646,011	$12,068,416
Sprott Junior Gold Miners ETF	16,363,667	12,795,581	4,527,894	17,323,475

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

Sprott Gold Miners ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$8,422,405	$–	$–	$–	8,422,405
Total Borrowings					8,422,405
Gross amount of recognized liabilities for securities lending (collateral received)					8,422,405

Sprott Junior Gold Miners ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$12,795,581	$–	$–	$–	$12,795,581
Total Borrowings					12,795,581
Gross amount of recognized liabilities for securities lending (collateral received)					$12,795,581
18 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set forth below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.57%
Sprott Junior Gold Miners ETF	0.57%

Out of the unitary management fee, the Adviser pays substantially all expenses for each Fund, including the cost of transfer agency, custody, fund administration,  legal, audit,  independent trustees and  other services, except for interest expenses, distribution  fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services for the Funds.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$114,655,947	$114,228,373
Sprott Junior Gold Miners ETF	30,103,270	29,116,533

For the six months or period ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$27,169,756	$39,829,992
Sprott Junior Gold Miners ETF	98,586,350	6,320,799

For the six months ended May 31, 2017, the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF had in-kind net realized gains of $5,806,614 and $1,553,875 respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

19 | May 31, 2017

Sprott ETFs

Notes to Financial Statements	May 31, 2017 (Unaudited)

6. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between each other during the six months ended May 31, 2017 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2017 was as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Sprott Gold Miners ETF	$656,134	$3,098,685	$(1,499,947)
Sprott Junior Gold Miners ETF	$3,098,685	$656,134	$(293,405)

7. SUBSEQUENT EVENTS

On October 13, 2016, the Securities and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

20 | May 31, 2017

Sprott ETFs

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
Sprott Gold Miners ETF	0.00%	0.00%
Sprott Junior Gold Miners ETF	0.00%	0.00%

In early 2017, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2016 via Form 1099. The Funds will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENTS

Sprott Gold Miners ETF
Zacks Investment Management, Inc. (the “Licensor”)  has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott”  name and  certain  related intellectual  property in  connection  with  the  underlying  index,  the  Sprott  Zacks  Gold  Miners  Index  (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:
The  Product(s)  is  not  sponsored,  endorsed, sold  or  promoted  by  ZACKS  INVESTMENT  MANAGEMENT, INC.  (“Licensor”)  Licensor  makes  no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott.  Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use.  The Underlying Index is determined and composed without regard to the Adviser or the Fund.  Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing.  Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.  Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein.  Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
21 | May 31, 2017

Sprott ETFs

Additional Information	May 31, 2017 (Unaudited)

Sprott Junior Gold Miners ETF
Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Junior Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:
The  Product(s)  is  not  sponsored,  endorsed, sold  or  promoted  by  ZACKS  INVESTMENT  MANAGEMENT, INC.  (“Licensor”)  Licensor  makes  no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

22 | May 31, 2017

Intentionally Left Blank

May 31, 2017

EQLT WORKPLACE EQUALITY PORTFOLIO

2017
SEMI-ANNUAL REPORT

ALPS ETF TRUST

table of
CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	16

www.alpsfunds.com

Workplace Equality Portfolio

Performance Overview	May 31, 2017 (Unaudited)

Investment Objective

The Workplace Equality Portfolio (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (the “Underlying Index”).

The Underlying Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender (“LGBT”) employees. The Underlying Index consists of approximately 200 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non‐discrimination policies regarding sexual orientation and gender identity and providing full benefits to for same‐sex spouses, domestic partners and transgender individuals. The Underlying Index is compiled by Denver Investment Advisors LLC (“Denver Investments” or the “Index Provider”). The Index Provider uses publicly available lists and screening sources such as the National Gay & Lesbian Chamber of Commerce® Diversity Inc. Top 50®, Stonewall® or other screening  sources, to identify companies with workplace policies that meet the Underlying Index’s criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for LGBT screening. The criteria are subject to change in response to changes  in law.

Performance (as of May 31, 2017)

	6 Months	1 Year	Since Inception^
Workplace Equality Portfolio – NAV	10.18%	21.13%	9.97%
Workplace Equality Portfolio – Market Price*	10.14%	21.09%	9.97%
Workplace Equality IndexTM	10.61%	22.05%	10.82%
S&P 500® Total Return Index	10.81%	17.47%	10.13%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.844.375.8383.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was February 25, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Workplace Equality IndexTM: an equal weighted index of companies that support lesbian, gay, bisexual and transgender (LGBT) equality in their workplace.

The S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common  stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect Fund performance.

The Fund invests in stocks of companies which meet the Underlying Index's criteria for supporting workplace equality for LGBT employees. The trend of companies supporting workplace equality in this fashion is relatively recent, and there may be a limited number of companies which meet the  Underlying Index's criteria.

The Workplace Equality Portfolio is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Workplace Equality Portfolio.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Denver Investments.
1 | May 31, 2017

Workplace Equality Portfolio

Performance Overview	May 31, 2017 (Unaudited)

Top 10 Holdings* (as of May 31, 2017)

Nvidia Corp.	0.54%
Best Buy Co., Inc.	0.52%
Tesla Motors, Inc.	0.51%
Electronic Arts, Inc.	0.50%
Hilton Grand Vacations, Inc.	0.49%
Paypal Holdings, Inc.	0.48%
Marriott International, Inc., Class A	0.48%
Twitter, Inc.	0.47%
Wynn Resorts Ltd.	0.47%
Wyndham Worldwide Corp.	0.47%
Total % of Top 10 Holdings	4.93%

*	% of Total Investments
Sector Allocation* (as of May 31, 2017)

Consumer Discretionary	21.97%
Financials	19.92%
Information Technology	16.18%
Health Care	11.15%
Industrials	10.95%
Consumer Staples	8.77%
Materials	3.31%
Utilities	2.91%
Telecommunication Services	2.34%
Real Estate	1.57%
Energy	0.79%
Money Market Fund	0.14%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2017)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 | May 31, 2017

Workplace Equality Portfolio

Disclosure of Fund Expenses	May 31, 2017 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2017.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expense Ratio(a)	Expenses Paid During Period 12/1/16 - 5/31/17(b)
Workplace Equality Portfolio
Actual	$ 1,000.00	$ 1,101.80	0.75%	$ 3.93
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.19	0.75%	$ 3.78

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2017

Workplace Equality Portfolio

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Consumer Discretionary (21.94%)
Abercrombie & Fitch Co., Class A	4,836	$63,787
American Eagle Outfitters, Inc.	4,138	47,587
Aramark	1,557	58,014
Barnes & Noble, Inc.	6,429	43,074
Best Buy Co., Inc.	1,307	77,623
Caesars Entertainment Corp.(a)(b)	6,169	67,551
CBS Corp., Class B	874	53,410
Choice Hotels International, Inc.	926	60,144
Coach, Inc.	1,469	67,882
Comcast Corp., Class A	1,571	65,495
Darden Restaurants, Inc.	772	68,654
Ford Motor Co.	4,816	53,554
GameStop Corp., Class A	2,398	53,092
Gap, Inc.	2,436	54,810
General Motors Co.	1,612	54,695
Groupon, Inc.(b)	14,466	43,543
Hilton Grand Vacations, Inc.(b)	2,037	72,863
Hilton Worldwide Holdings, Inc.	1,010	67,135
The Home Depot, Inc.	392	60,176
Hyatt Hotels Corp., Class A(b)	1,099	63,412
InterContinental Hotels Group PLC, ADR	1,235	69,827
Interpublic Group of Cos., Inc.	2,369	59,059
L Brands, Inc.	1,169	60,320
Macy's, Inc.	1,935	45,473
Marriott International, Inc., Class A	662	71,264
Mattel, Inc.	2,295	52,578
Mcdonald's Corp.	454	68,504
MGM Resorts International	2,168	68,769
Netflix, Inc.(b)	403	65,717
Newell Rubbermaid, Inc.	1,208	63,964
NIKE, Inc., Class B	1,011	53,573
Nordstrom, Inc.	1,333	55,719
Office Depot, Inc.	12,481	63,778
Pearson PLC, Sponsored ADR	7,622	68,979
Royal Caribbean Cruises Ltd.	600	66,108
Sears Holdings Corp.(a)(b)	6,524	48,212
Sirius XM Holdings, Inc.(a)	10,931	57,388
Sony Corp., Sponsored ADR	1,826	66,868
Staples, Inc.	6,645	60,337
Starbucks Corp.	1,061	67,490
Target Corp.	1,071	59,066
Tegna, Inc.	2,238	53,130
Tesla Motors, Inc.(a)(b)	224	76,386
Tiffany & Co.	646	56,176
Time Warner, Inc.	592	58,898
Time, Inc.	3,058	38,225
TJX Cos., Inc.	739	55,580
Toyota Motor Corp., Sponsored ADR	521	56,028
Viacom, Inc., Class B	1,340	46,619
Visteon Corp(b)	588	58,971
Walt Disney Co.	521	56,237
Whirlpool Corp.	337	62,527
Wyndham Worldwide Corp.	692	69,885
Security Description	Shares	Value
Consumer Discretionary (continued)
Wynn Resorts Ltd.	546	$70,270
Total Consumer Discretionary		3,248,426

Consumer Staples (8.76%)
Altria Group, Inc.	774	58,391
Avon Products, Inc.(b)	13,550	46,070
Brown‐Forman Corp., Class B	1,250	64,938
Campbell Soup Co.	991	57,131
Clorox Co.	423	57,414
Coca‐Cola Co.	1,393	63,340
Colgate‐Palmolive Co.	789	60,248
CVS Health Corp.	743	57,085
Diageo PLC, Sponsored ADR	506	61,692
The Estee Lauder Cos., Inc., Class A	681	64,109
General Mills, Inc.	973	55,208
Hershey Co.	537	61,900
Hormel Foods Corp.	1,667	56,061
Kellogg Co.	779	55,776
Kimberly‐clark Corp	439	56,951
The Kraft Heinz Co.	637	58,731
The Kroger Co.	2,004	59,679
Mondelez International, Inc., Class A	1,314	61,219
Pepsi Co., Inc.	523	61,123
Procter & Gamble Co.	644	56,730
Unilever NV, NY Shares	1,189	67,511
Walgreens Boots Alliance, Inc.	680	55,094
Total Consumer Staples		1,296,401

Energy (0.79%)
Chevron Corp.	540	55,879
Royal Dutch Shell PLC, Class A ‐ Sponsored ADR	1,111	60,450
Total Energy		116,329

Financials (19.89%)
American Express Co.	742	57,089
American International Group, Inc.	938	59,685
Ameriprise Financial, Inc.	443	53,510
Aon PLC	489	64,015
Aviva PLC, Sponsored ADR	4,530	61,789
Bank of America Corp.	2,365	53,000
Bank of Montreal	774	51,966
Bank of New York Mellon Corp.	1,222	57,581
Barclays PLC, Sponsored ADR	5,130	55,250
BlackRock, Inc.	154	63,023
Capital One Financial Corp.	660	50,767
Charles Schwab Corp.	1,359	52,661
Chubb Corp.	425	60,856
Citigroup, Inc.	964	58,361
CNA Financial Corp	1,315	59,964
Comerica, Inc.	820	56,219
Credit Suisse Group AG, Sponsored ADR	3,992	56,447
Deutsche Bank AG	3,416	59,712
Discover Financial Services	833	48,897
Factset Research Systems, Inc.	324	53,684
Fifth Third Bancorp	2,242	53,225
4 | May 31, 2017

Workplace Equality Portfolio

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Financials (continued)
Franklin Resources, Inc.	1,384	$57,837
Genworth Financial, Inc., Class A(b)	14,200	51,972
Goldman Sachs Group, Inc.	240	50,702
Hartford Financial Services Group, Inc.	1,194	58,972
HSBC Holdings PLC, Sponsored ADR	1,424	61,930
Huntington Bancshares, Inc.	4,244	53,220
JPMorgan Chase & Co.	649	53,315
KeyCorp	3,192	55,764
M&t Bank Corp.	359	56,173
Marsh & McLennan Cos., Inc.	780	60,497
MetLife, Inc.	1,110	56,155
Moody's Corp.	519	61,475
Morgan Stanley	1,292	53,928
Northern Trust Corp.	658	57,535
PNC Financial Services Group, Inc.	469	55,670
Principal Financial Group, Inc.	919	57,814
Progressive Corp.	1,455	61,736
Prudential Financial, Inc.	532	55,780
Royal Bank of Canada	807	55,764
S&p Global, Inc.	448	63,979
State Street Corp.	744	60,606
Sun Life Financial, Inc.	1,584	51,860
SunTrust Banks, Inc.	1,015	54,171
T Rowe Price Group, Inc.	838	59,029
Thomson Reuters Corp.	1,348	58,854
Toronto‐Dominion Bank	1,194	56,954
The Travelers Cos., Inc.	474	59,179
UBS Group AG	3,830	60,859
US Bancorp	1,077	54,808
Voya Financial, Inc.	1,474	50,381
Wells Fargo & Co.	998	51,038
Total Financials		2,945,658

Health Care (11.13%)
Abbvie, Inc.	892	58,890
Aetna, Inc.	443	64,173
Anthem, Inc.	346	63,093
AstraZeneca PLC, Sponsored ADR	1,908	65,616
Athenahealth Inc(b)	509	68,196
Baxter International, Inc.	1,132	67,139
Biogen, Inc.(b)	212	52,527
Bioverativ, Inc.(b)	1,179	64,951
Boston Scientific Corp.(b)	2,398	64,818
Bristol‐Myers Squibb Co.	1,048	56,540
Cardinal Health, Inc.	704	52,300
Cigna Corp.	384	61,912
Danaher Corp.	674	57,250
Eli Lilly & Co.	696	55,381
Express Scripts Holding Co.(b)	898	53,655
GlaxoSmithKline PLC, Sponsored ADR	1,409	62,320
Henry Schein, Inc.(b)	340	62,550
Humana, Inc.	268	62,246
Johnson & Johnson	454	58,225
McKesson Corp.	396	64,584
Medtronic PLC	712	60,007
Merck & Co., Inc.	916	59,641
Security Description	Shares	Value
Health Care (continued)
Novartis AG, Sponsored ADR	770	$62,963
Pfizer, Inc.	1,743	56,909
Sanofi, Sponsored ADR	1,367	67,789
Thermo Fisher Scientific, Inc.	368	63,587
UnitedHealth Group, Inc.	345	60,437
Total Health Care		1,647,699

Industrials (10.93%)
3M Co.	306	62,568
Alaska Air Group, Inc.	626	54,493
American Airlines Group, Inc.	1,394	67,483
Arconic, Inc.	2,132	58,566
Boeing Co.	326	61,167
Cummins, Inc.	378	59,611
Eaton Corp. PLC	814	62,987
Fortive Corp.	980	61,201
General Electric Co.	1,958	53,610
Herman Miller, Inc.	1,939	61,175
Huron Consulting Group, Inc.(b)	1,402	58,253
Ihs Markit Ltd.(b)	1,444	66,207
JetBlue Airways Corp.(b)	2,909	65,220
Lockheed Martin Corp.	217	61,005
Manpowergroup, Inc.	565	57,557
Navigant Consulting, Inc.(b)	2,532	49,349
Nielsen Holdings, Plc.	1,367	52,602
Northrop Grumman Corp.	243	62,990
Owens Corning	944	58,906
Raytheon Co.	378	61,996
Rockwell Automation, Inc.	374	59,361
Rockwell Collins, Inc.	592	64,558
Southwest Airlines Co.	1,095	65,799
Steelcase, Inc., Class A	3,491	58,474
United Continental Holdings, Inc.(b)	874	69,632
United Technologies Corp.	520	63,066
WW Grainger, Inc.	240	41,347
Total Industrials		1,619,183

Information Technology (16.16%)
Accenture PLC, Class A	470	58,501
Adobe Systems, Inc.(b)	474	67,242
Alphabet, Inc., Class C(b)	69	66,575
Apple, Inc.	417	63,701
Automatic Data Processing, Inc.	559	57,225
Booz Allen Hamilton Holding Corp.	1,556	61,369
Broadridge Financial Solutions, Inc.	841	63,823
CA, Inc.	1,801	57,218
Cisco Systems, Inc.	1,726	54,421
Conduent, Inc.(b)	3,734	61,275
Convergys Corp.	2,783	67,655
Corning, Inc.	2,137	62,187
eBay, Inc.(b)	1,757	60,265
Electronic Arts, Inc.(b)	654	74,118
Facebook, Inc., Class A(b)	416	63,007
Harris Corp.	521	58,435
Hewlett Packard Enterprise Co.	2,571	48,360
HP, Inc.	3,336	62,583
Intel Corp.	1,658	59,870

5 | May 31, 2017

Workplace Equality Portfolio

Schedule of Investments	May 31, 2017 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
International Business Machines Corp.	333	$50,826
Intuit, Inc.	474	66,663
MasterCard, Inc., Class A	517	63,529
Microsoft Corp.	901	62,926
NCR Corp.(b)	1,312	50,551
NetApp, Inc.	1,399	56,646
Nokia OYJ, Sponsored ADR	10,694	67,586
Nvidia Corp.	554	79,970
Oracle Corp.	1,275	57,872
Paypal Holdings, Inc.(b)	1,372	71,632
QUALCOMM, Inc.	1,010	57,843
Salesforce.com, Inc.(b)	705	63,196
Symantec Corp.	1,897	57,498
Tech Data Corp.(b)	615	59,637
Texas Instruments, Inc.	712	58,733
Twitter, Inc.(b)	3,851	70,550
Visa, Inc., Class A	647	61,614
Xerox Corp.	7,967	56,327
Yahoo!, Inc.(b)	1,250	62,900
Yelp, Inc.(b)	1,717	47,939
Total Information Technology		2,392,268

Materials (3.30%)
Alcoa, Inc.	1,674	55,142
Ball Corp	1,558	63,722
The Chemours Company	1,682	67,263
Dow Chemical Co.	920	57,003
Ecolab, Inc.	467	62,036
EI du Pont de Nemours & Co.	722	56,980
Monsanto Co.	518	60,824
Praxair, Inc.	497	65,748
Total Materials		488,718

Real Estate (1.57%)
CBRE Group, Inc., Class A(b)	1,611	56,192
Jones Lang Lasalle, Inc.	529	61,083
Park Hotels & Resorts, Inc.	2,236	57,555
Weyerhaeuser Co., REIT	1,755	57,845
Total Real Estate		232,675

Telecommunication Services (2.34%)
AT&T, Inc.	1,391	53,595
BT Group PLC, Sponsored ADR	2,840	56,715
Level 3 Communications, Inc.(b)	1,020	60,710
Sprint Corp.(b)	6,795	57,690
T‐Mobile US, Inc.(b)	932	62,835
Verizon Communications, Inc.	1,176	54,849
Total Telecommunication Services		346,394

Utilities (2.90%)
American Electric Power Co., Inc	880	63,166
Edison International	736	60,035
Exelon Corp.	1,620	58,822
PG&E Corp.	883	60,380
Portland General Electric Co.	1,311	62,063
PPL Corp.	1,594	63,617
Security Description	Shares	Value
Utilities (continued)
Sempra Energy	529	$61,623
Total Utilities		429,706

TOTAL COMMON STOCKS (Cost $12,660,221)		14,763,457

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
State Street Institutional Treasury Plus Money Market Fund	0.680%	20,862	20,862
TOTAL SHORT TERM INVESTMENTS (Cost $20,862)			20,862

TOTAL INVESTMENTS (99.85%) (Cost $12,681,083)			$14,784,319

NET OTHER ASSETS AND LIABILITIES (0.15%)			22,521

NET ASSETS (100.00%)			$14,806,840

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $187,143.
(b)	Non-income producing security.

See Notes to Financial Statements.

6 | May 31, 2017

Workplace Equality Portfolio

Statement of Assets and Liabilities	May 31, 2017 (Unaudited)

ASSETS:
Investments, at value	$14,784,319
Foreign tax reclaims	82
Dividends receivable	31,794
Total Assets	14,816,195

LIABILITIES:
Payable to adviser	9,355
Total Liabilities	9,355
NET ASSETS	$14,806,840

NET ASSETS CONSIST OF:
Paid‐in capital	$12,376,421
Accumulated net investment income	79,945
Accumulated net realized gain on investments	247,238
Net unrealized appreciation on investments	2,103,236
NET ASSETS	$14,806,840

INVESTMENTS, AT COST	$12,681,083

PRICING OF SHARES
Net Assets	$14,806,840
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	450,000
Net Asset Value, offering and redemption price per share	$32.90

See Notes to Financial Statements.

7 | May 31, 2017

Workplace Equality Portfolio

Statement of Operations	For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$144,085
Securities lending income	1,016
Total Investment Income	145,101

EXPENSES:
Investment adviser fees	48,770
Total Expenses	48,770
NET INVESTMENT INCOME	96,331

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	473,895
Net realized loss on foreign currency transactions	(13)
Net realized gain	473,882
Net change in unrealized appreciation on investments	705,733
NET UNREALIZED GAIN ON INVESTMENTS	1,179,615
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,275,946

(a)	Net of foreign tax withholding $1,954.

See Notes to Financial Statements.
8 | May 31, 2017

Workplace Equality Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
OPERATIONS:
Net investment income	$96,331	$174,248
Net realized gain/(loss)	473,882	(201,456)
Net change in unrealized appreciation	705,733	1,251,679
Net increase in net assets resulting from operations	1,275,946	1,224,471

DISTRIBUTIONS:
Dividends to shareholders from net investment income	(183,001)	(135,078)
Net decrease in net assets from distributions	(183,001)	(135,078)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,144,500	1,342,125
Cost of shares redeemed	(1,553,228)	–
Net increase from capital share transactions	1,591,272	1,342,125
Net increase in net assets	2,684,217	2,431,518

NET ASSETS:
Beginning of period	12,122,623	9,691,105
End of period*	$14,806,840	$12,122,623

*Including accumulated net investment income of:	$79,945	$166,615

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	400,000	350,000
Shares sold	100,000	50,000
Shares redeemed	(50,000)	–
Shares outstanding, end of period	450,000	400,000

See Notes to Financial Statements.
9 | May 31, 2017

Workplace Equality Portfolio

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period February 25, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$30.31		$27.69	$27.92	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.46	0.36	0.28
Net realized and unrealized gain/(loss)	2.82		2.55	(0.20)	2.64
Total from investment operations	3.05		3.01	0.16	2.92

DISTRIBUTIONS:
From net investment income	(0.46)		(0.39)	(0.39)	–
Total distributions	(0.46)		(0.39)	(0.39)	–

Net increase/(decrease) in net asset value	2.59		2.62	(0.23)	2.92
NET ASSET VALUE, END OF PERIOD	$32.90		$30.31	$27.69	$27.92
TOTAL RETURN(b)	10.18%		11.04%	0.59%	11.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$14,807		$12,123	$9,691	$6,979

Ratio of expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75	%(c)

Ratio of net investment income to average net assets	1.48	%(c)	1.69%	1.31%	1.42	%(c)
Portfolio turnover rate(d)	12%		34%	26%	8%

(a)	Based on average shares outstanding during the period.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.
10 | May 31, 2017

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end  management investment company registered under the Investment Company Act of 1940, as amended (the “1940  Act”). As of May 31, 2017, the Trust consisted of twenty separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Workplace Equality Portfolio (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the price and yield of the Workplace Equality IndexTM. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the  Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure  under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires  management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund  is  considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing  to  provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.
11 | May 31, 2017

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2017 (Unaudited)

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$14,763,457	$–	$–	$14,763,457
Short Term Investments	20,862	–	–	20,862
TOTAL	$14,784,319	$–	$–	$14,784,319

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any  securities that used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

12 | May 31, 2017

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2017 (Unaudited)

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.  The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end;  accordingly,  tax  basis  balances  have  not  been determined as of May 31, 2017.

At November 30, 2016, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Workplace Equality Portfolio	$50,427	$129,844

The tax character of the distributions paid during the fiscal year ended November 30, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2016
Workplace Equality Portfolio	$135,078	$–	$–

As  of May 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Workplace Equality Portfolio
Gross appreciation (excess of value over tax cost)	$2,566,468
Gross depreciation (excess of tax cost over value)	(512,522)
Net unrealized appreciation (depreciation)	$2,053,946
Cost of investments for income tax purposes	$12,730,373

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities
The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued  or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less  than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value  of the U.S.  equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

13 | May 31, 2017

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2017 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Workplace Equality Portfolio	$187,143	$–	$193,665	$193,665

The risks of securities  lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2017:

Workplace Equality Portfolio	Remaining contractual maturity of the agreement

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					$–

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index  provider, the cost  of  transfer  agency,  custody,  fund  administration,  legal,  audit,  independent  trustees  and  other  services,  except  for  interest  expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.
14 | May 31, 2017

Workplace Equality Portfolio

Notes to Financial Statements	May 31, 2017 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Workplace Equality Portfolio	$1,539,217	$1,696,316

For the six months ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Workplace Equality Portfolio	$3,145,303	$1,499,571

For the six months ended May 31, 2017, the Workplace Equality Portfolio had in-kind net realized gain of $467,389.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

On October 13, 2016, the Securities  and Exchange Commission (“SEC”) amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the  impact to the financial statements and disclosures.
15 | May 31, 2017

Workplace Equality Portfolio

Additional Information	May 31, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing  to  ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2016:

	Qualified Dividend Income	Dividend Received Deduction
Workplace Equality Portfolio	100.00%	99.92%

In early 2017, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2016 via Form 1099. The Fund will notify shareholders in early 2018 of amounts paid to them by the Fund, if any, during the calendar year 2017.

LICENSING AGREEMENT

Denver Investments has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) to allow the Adviser’s use of the Workplace Equality Index™, the underlying index  of the Workplace Equality Portfolio (the “Fund”). The following disclosure relates to such  licensing agreement:

Denver Investments is the designer of the construction and methodology for the Index. “Denver Investments” and “Workplace Equality Index™” are service marks or trademarks of Denver Investments. Denver Investments acts as brand licensor for the Index. Denver Investments is not responsible for the descriptions of the Index or the Fund that appear herein. Denver Investments is not affiliated with the Trust, the Adviser or the Distributor.

The Fund is not sponsored, endorsed or promoted by Denver Investments. Denver Investments makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally  or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived there from and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. Denver Investments has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Denver Investments is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Denver Investments has no obligation or liability in connection with the administration or trading of the Fund.

Denver Investments does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Denver Investments shall have no liability for any errors, omissions, or interruptions therein. Denver Investments makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein. Denver Investments makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Denver Investments have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser  shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability  for any  special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

16 | May 31, 2017

SEMI-ANNUAL REPORT | May 31, 2017

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)  Not applicable.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 3, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan (Principal Financial Officer)
Treasurer

Date:	August 3, 2017